UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2011

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders follows:

DECEMBER 31, 2011

Annual Report of Mutual of America Institutional Funds

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

ALL AMERICA FUND EQUITY INDEX FUND MID-CAP EQUITY INDEX FUND SMALL CAP VALUE FUND SMALL CAP GROWTH FUND BOND FUND MONEY MARKET FUND

MUTUAL OF AMERICA
INSTITUTIONAL FUNDS, INC.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present to you the Mutual of America Institutional Funds, Inc. (the "Investment Company") Annual Report for the year ended December 31, 2011. This Annual Report includes important information regarding the performance and financial positions of the Investment Company's funds during 2011.

Markets by the Numbers

From a purely academic viewpoint, the behavior of markets in 2011 was fascinating. From the perspective of an investor, the year was frightening and baffling. The closing price of the S&P 500® on December 30, 2011, was 1,257.64, compared to 1,257.60 on December 31, 2010, so returns were absolutely flat on a price basis. The total return of 2.11% was derived entirely from dividends. Yet the S&P 500 was one of the best performing equity indices globally, with only the Philippines and Indonesian markets generating slightly higher returns. Domestically, large cap stocks beat mid-cap and small cap stocks, both of which generated negative total returns. Underscoring the outperformance of large caps in 2011 was the Dow Jones Industrial Average, which generated a total return of over 8%.

During the same period, every domestic bond index outperformed every domestic equity index on a total return basis, except the Dow®. The Barclays Aggregate Fixed Income Index generated a total return of 7.84%, and the Barclays Intermediate and Barclays High Yield indices produced total returns of about 5.00% each. On a longer-term basis, since 2000, the domestic bond aggregate has advanced 37% on a compounded cumulative basis, while domestic equity returns have been flat to down.

Market Outlook Tied to Ongoing Economic Issues

There are several issues behind this market performance. In brief: domestic equity indices outperformed international equity indices because, on a relative basis, U.S. corporate profits remained particularly robust; U.S. economic growth remained positive and accelerated near the end of the year despite remaining painfully slow; and U.S. interest rates were, and are, among the lowest in the world. The outperformance of the domestic bond market indices versus international bond indices was driven by various factors, including: the safe-haven status of U.S. Treasury securities in a period of very high uncertainty; relatively low inflation versus rising inflation abroad, especially in emerging market economies; and concerns regarding the sustainability of domestic and global economic growth.

The outlook for market behavior in 2012 hinges on the unfolding of events around many of the issues that plagued the markets last year, as well as on several new issues on the near-term horizon. The three major issues that roiled markets in 2011, and will likely continue to remain unsettling, are the European sovereign debt crisis, Chinese growth deceleration and recession risk in the United States. Other concerns include: high and rising U.S. sovereign debt; a highly partisan and dysfunctional U.S. government seemingly unable to address this and other pressing concerns; and democratic unrest, rebellion and revolution in key Middle Eastern nations, leading to concerns about disruptions to oil supply and the longer-term impact of geo-political realignments.

While the outcomes of all of these issues are unclear at this time, the issues have been well-documented, debated and discussed. The range of alternative scenarios for each has been fully vetted, as much as current information allows, and markets have accordingly discounted them, at least in terms of the expected outcome. Recent market behavior, both during the fourth quarter of 2011 and so far this year, suggests a cautiously positive consensus — meaning neither doomsday nor boom times are at hand.

One of the supports for expecting a "muddle through" outlook is the U.S. Federal Reserve's continued accommodative stance in a variety of areas. These include continued bond purchases with proceeds of maturing securities in its portfolio; a commitment to keep interest rates at their lows until at least mid-2014; and continued signals that it stands ready to further expand its balance sheet through incremental bond purchases — a program dubbed QE3.

Debt Problems Persist in Europe

In addition to liquidity provided to the global economy through the Federal Reserve, a program recently established by the European Central Bank (ECB) will provide unlimited amounts of liquidity to the European banking system for up to three years. This program is essentially a European version of the TARP plan used to bail out the U.S. banking system beginning in 2008. Also, in situations where European banks need U.S. dollars, the Federal Reserve has provided dollar loans to the ECB to lend to banks in Europe. In addition, the ECB has been buying sovereign bonds in the secondary market in a program established last summer, which has kept the refinancing rates for Italian, Spanish and Portuguese debt at levels below the rates deemed unsustainable (greater than 6%-7%), at least for the time being.

While a facility called the European Financial Stabilization Fund supported by government funding has been established, and pledges by the more solvent nations (e.g., Germany and France) have been made, the amount pledged to the Fund is far too small by itself to stem the tide. Another source of funding to address the crisis is the International Monetary Fund, which got a pledge of $200 billion from its member nations in negotiations in December, and is now attempting to expand that by another $300 billion. The bottom line is that massive liquidity infusions will provide a bulwark against catastrophe for the time being — and more time to work out an ultimate solution — but time is running out. The European situation continues to pose the greatest risk to the global financial and economic system, notwithstanding the progress made so far to stem the tide.

The need for European sovereign nations to institute draconian austerity programs to get their debt problems under control essentially requires a reduction in current government spending programs and precludes the possibility of any fiscal stimulatory measures. As a result, Europe has almost assuredly slid into recession. Because the member states of the European Union depend upon exports to each other, a curtailment of demand in several nations (e.g., Italy, Spain and Portugal) has a cascading effect on even the healthier nations such as Germany and France.

Furthermore, Europe is China's largest export market, which makes China's efforts to slow its own growth over the past year to contain inflation in food and real property markets an even riskier exercise. While the recent data suggest that China is successfully engineering a "soft landing," a worse than expected slowdown in Europe could reduce Chinese economic growth below the 8% threshold generally estimated to be required to support its growing labor force and prevent civil discontent.

U.S. Economy Rallies in 4th Quarter of 2011

During the middle of 2011, one of the key concerns for markets was the possibility that the U.S. economy itself was sliding back into recession. After a strong fourth quarter of 2010, the trend of most economic data signaled a slow deceleration in growth. In addition, reported corporate profits, which had provided the most dramatic indication that at least one component of the economy was doing well, began to decelerate along with future projections.

However, early in the fourth quarter of 2011, the flow of economic data began to show improvement. At first the data were only marginally better, but relative to a trend of expectations that was moving in the direction of a double dip recession, the positive news was magnified. Projections for fourth quarter of 2011 Gross Domestic Product growth began to rise even though profit forecasts continued to decline modestly. Perhaps most importantly, a variety of data points, including weekly unemployment claims numbers and monthly payrolls numbers, strongly suggested that businesses were increasing their rate of hiring. The numbers are still on the weak side, and at the current rate of hiring, it would still take years to attain 2008 levels of employment. But the important thing for recovery is steady improvement on the margin. More jobs means more money to spend, which induces companies to produce more, which in turn leads to more hiring. Thus a virtuous cycle begins. Consumer confidence eventually leads to spending more on the household, and eventually to purchasing a new home. The building of new homes requires more workers, whose newfound earnings add to the spending stream.

While this scenario has not in fact been fully set in motion, the beginnings of a recovery are cropping up across most domestic data series, contrary to expectations only six months ago. However, such a fragile recovery is extremely vulnerable to a slowdown in China and a recession in Europe, each of which provide strong potential headwinds to the nascent strengthening of the U.S. economy.

Obstacles to Growth Remain Formidable

Serious longer-term problems, as well as medium-term disruptions, add further bumps in the road. The U.S. debt issue has not been resolved. The failure of Congress, and its Super Committee, to come up with a grand bargain, means that automatic sequestration of funds (i.e., mandatory budget cuts, half from defense and half from social welfare) begins at the start of 2013 — the same time that the extended Bush tax-cuts are set to expire. Both of these events will present significant fiscal drag on the economy. Thus, the Federal Reserve will likely remain the only source of stimulus to keep the economy going.

In the interim, the U.S. faces a Presidential election in November that will also determine the political composition of the House of Representatives and Senate. This election year promises to be one of the ugliest bipartisan brawls in recent election history. The lines are already clearly drawn, as witnessed by the breakdown of compromise on any issue of substance since the 2010 mid-term elections gave the House to the Republicans and narrowed the Democratic majority in the Senate.

Thus, even with equity markets up around the world in the early weeks of 2012, the impediments to growth remain formidable. Volatility in response to macro events will probably remain the rule for most of the year. But with just modest global growth (1%-2%), and relatively inexpensive valuations in equity markets, a limited advance for stocks is not out of the question. Bonds are likely to return their current yield as longer-term rates remain anchored to very low short-term rates and inflation remains under control. Not exciting news, but better than the next likely scenario, namely, a financial crisis and/or economic collapse.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Year Ended December 31, 2011

All America Fund	- 0.28%
Equity Index Fund	+1.98%
Mid-Cap Equity Index Fund	- 1.93%
Small Cap Value Fund	- 2.69%
Small Cap Growth Fund	- 2.52%
Bond Fund	+6.67%
Money Market Fund	+0.02%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages which immediately follow include brief discussions of each Fund's performance for the year ended December 31, 2011 compared with its relevant index. Also presented are graphs and tables for each Fund (except the Money Market Fund) which illustrates each Fund's respective:

•  Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

•  Value in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

•  Historical performance compared to an index.

Following the discussions and graphs are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Institutional Funds, Inc.

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (the "S&P 500"). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is close to being equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

For the year ended December 31, 2011, the S&P 500 of large capitalization stocks increased by 2.11% on a total return basis, while the Russell 2000® Growth Index was down 2.91% and the Russell 2000® Value Index was down 5.50%.

The All America Fund's return for the year ended December 31, 2011, was -0.28% versus the benchmark return of 2.11%. The underperformance of the Fund was the result of the underperformance of all three actively managed components of the fund, namely, Small Cap Value, Small Cap Growth and Large Cap. The Equity Index component also slightly underperformed the index for the period. It should be noted that the S&P 500, the fund's benchmark, outperformed all domestic indexes except the Dow Jones Industrial Average in 2011.

All America Fund

Period	Growth	Total Return
Ended 12/31/11	of $10,000	Cumu- lative	Average Annual
1 Year	$9,972	-0.28%	-0.28%
5 Years	$9,866	-1.34%	-0.27%
10 Years	$13,177	31.77%	2.80%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/11	of $10,000	Cumu- lative	Average Annual
1 Year	$10,211	2.11%	2.11%
5 Years	$9,873	-1.27%	-0.26%
10 Years	$13,333	33.3%	2.92%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (the "S&P 500"), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

The S&P 500, despite greater than normal volatility and trading in a 300 point range of 1,074-1,370 ended 2011 essentially unchanged (+2.11% including dividends). The major market correction occurred in late July, when over a period of two weeks the S&P 500 sold off almost 18% in reaction to concerns over sovereign defaults in Europe, the potential of a breakup of the European Union and the S&P's credit downgrade of U.S. sovereign debt. Despite no resolution to fiscal concerns in Europe and minimal improvement to domestic economic conditions, the market recovered from its low on October 4, 2011, and rallied 15% into year end. Utilities, Consumer Staples and Health Care were the best performing sectors for the year, returning 14.8%, 10.5% and 10.2%, respectively. Financials and Materials were the worst performing, with returns of -18.4% and -11.6%, respectively.

The Equity Index Fund's performance for the year ended December 31, 2011, was 1.98%, in line with the benchmark return of 2.11%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Equity Index Fund

Period	Growth	Total Return
Ended 12/31/11	of $10,000	Cumu- lative	Average Annual
1 Year	$10,198	1.98%	1.98%
5 Years	$9,834	-1.66%	-0.33%
10 Years	$13,172	31.72%	2.79%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/11	of $10,000	Cumu- lative	Average Annual
1 Year	$10,211	2.11%	2.11%
5 Years	$9,873	-1.27%	-0.26%
10 Years	$13,333	33.33%	2.92%

The line representing the performance return of the Equity Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (the "S&P MidCap 400"). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 underperformed the S&P 500® in 2011, a reversal of their respective performance during the prior two years and was driven by investor demand for yield and liquidity. Within the S&P MidCap 400, the Consumer Staples sector was extremely strong, up 21.3%. Similar to their large-cap counterparts, Utilities outperformed and was up 12.5%. Information Technology, Telecom, Energy and Financials were the worst performing sectors with returns of -11.8%, -10.5%, -10.4% and -8%, respectively.

The Mid-Cap Equity Index Fund's performance for the year ended December 31, 2011, was -1.93%, in line with the -1.73% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Mid-Cap Equity Index Fund

Period	Growth	Total Return
Ended 12/31/11	of $10,000	Cumu- lative	Average Annual
1 Year	$9,807	-1.93%	-1.93%
5 Years	$11,674	16.74%	3.14%
10 Years	$19,448	94.5%	6.88%

S & P Mid-Cap 400 Index

Period	Growth	Total Return
Ended 12/31/11	of $10,000	Cumu- lative	Average Annual
1 Year	$9,827	-1.73%	-1.73%
5 Years	$11,772	17.72%	3.32%
10 Years	$19,744	97.4%	7.04%

The line representing the performance return of the Mid-Cap Equity Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000® Value Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the year ended December 31, 2011, the Small Cap Value Fund returned -2.69% versus a -5.50% return for the Russell 2000 Value Index. Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Industrials, Energy and Consumer Cyclical, while sectors detracting from Fund performance included Healthcare and REITs.

Small Cap Value Fund

Period	Growth	Total Return
Ended 12/31/11	of $10,000	Cumu- lative	Annualized
1 Year	$9,731	-2.69%	-2.69%
Since 5/1/07 (Inception)	$10,463	4.63%	0.97%

Russell 2000 Value Index

Period	Growth	Total Return
Ended 12/31/11	of $10,000	Cumu- lative	Annualized
1 Year	$9,450	-5.50%	-5.50%
Since 5/1/07 (Inception)	$8,875	-11.25%	-2.53%

The line representing the performance return of the Small Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned -2.52% during the year ended December 31, 2011. The Fund's benchmark, the Russell 2000® Growth Index, returned -2.91% for the period.

The Small Cap Growth Fund showed competitive results for 2011, especially when one considers that the Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark. For the 12-month period, the only three sectors showing positive returns represented in the Russell 2000 Growth® Index were Consumer Staples, Healthcare and Financials. Our best stock selection was in the Industrial, Information Technology and Energy sectors.

Stronger than expected company results rather than the weak macro-economic environment was the predominant factor driving movement in the equity marketplace during the year. On the other hand, higher levels of volatility were again seen in the stock market as European sovereign debt fears heightened.

With our bottom-up stock selection approach, we remain focused on companies that have sustainable top line growth as opposed to those that have benefited from policy stimulus or margin expansion (reduced operating expenses).

Small Cap Growth Fund

Period	Growth	Total Return
Ended 12/31/11	of $10,000	Cumu- lative	Annualized
1 Year	$9,748	-2.52%	-2.52%
Since 5/1/07 (Inception)	$10,906	9.06%	1.88%

Russell 2000 Growth Index

Period	Growth	Total Return
Ended 12/31/11	of $10,000	Cumu- lative	Annualized
1 Year	$9,709	-2.91%	-2.91%
Since 5/1/07 (Inception)	$10,544	5.44%	1.14%

The line representing the performance return of the Small Cap Growth Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

Throughout 2011, the Federal Reserve remained committed to keeping short-term rates low in an effort to stimulate the economy, reliquefy the banking system and support the mortgage market. Longer-term rates also remained at historically low levels. Consequently, longer-term rates also declined to historically low levels and the yield curve remained very steep. However, at the end of December, the difference between two-year and thirty-year government yields had declined to 265 basis points, from 390 basis points at the end of June.

The corporate bond market performed well due to the decline in absolute yields as well as a continuing tightening of the spreads between government and corporate bonds. This was created by a supply/demand imbalance that left investors desperate for quality investments with reasonable income.

The Bond Fund's strategy was to maintain a slightly shorter duration than its benchmark, emphasize relatively short corporate bonds with high yields, establish extreme credit diversification and take a market weight in mortgage-related securities.

The Bond Fund's return for the year ended December 31, 2011, was 6.67% after expenses and 7.88% before expenses. This compares favorably to the Barclays Capital U.S. Aggregate Bond Index, which returned 7.84% for the year. The Fund's emphasis on higher yielding corporate issues was a major contributor to its performance.

Bond Fund

Period	Growth	Total Return
Ended 12/31/11	of $10,000	Cumu- lative	Average Annual
1 Year	$10,667	6.67%	6.67%
5 Years	$13,641	36.41%	6.41%
10 Years	$16,814	68.14%	5.33%

Barclay's Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/11	of $10,000	Cumu- lative	Average Annual
1 Year	$10,784	7.84%	7.84%
5 Years	$13,699	36.99%	6.50%
10 Years	$17,536	75.36%	5.78%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future results. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Money Market Fund returned 0.17% before expenses and 0.02% after expenses for the year ended December 31, 2011, compared to a 0.08% return for the Citigroup 3-Month Treasury Bill Index. Note that the performance of the Money Market Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

In 2011, The Federal Open market Committee (FOMC) kept the Fed Funds target rate unchanged at a range of 0 to 0.25%. At its August 9, 2011, meeting, the Fed announced its intention to hold short-term rates at near zero "at least through mid-2013." As a result, the money market sector experienced another year of historically low yields and a shrinking supply of eligible investments. The Fund's strategy will continue to focus on quality and liquidity by investing in high-quality commercial paper, as well as government securities, and maintaining a relatively short weighted average maturity.

The seven-day effective yield as of February 7, 2012, was 0.02%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF DECEMBER 31, 2011 (Unaudited)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF DECEMBER 31, 2011 (Unaudited) (Continued)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management Corporation, the Funds' Advisor, has contractually agreed to limit the Equity Index and Mid-Cap Equity Index Funds' total operating expenses to their respective investment management fees. In addition, the Adviser to the Money Market Fund has agreed to waive as much of its investment management fee and reimburse as much of the other fund operating expenses as necessary in order to cause the cumulative monthly total investment return of the Money Market Fund, net of fees and expenses, to be no less than zero. This resulted in an effective investment management fee of 0.11% for the Money Market Fund during the year ended December 31, 2011 and resulted in the Fund being reimbursed for all other operating expenses during that period. The other Funds' expenses are not limited.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2011 and held for the entire period ending December 31, 2011 under the expense limitations in effect during that period as described above.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

All America Fund

	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1 – December 31, 2011
Actual	$1,000.00	$998.59	$5.99
Hypothetical (5% return before expenses)	$1,000.00	$1,018.77	$6.06

*  Expenses are equal to the Fund's annual expense ratio of 1.19%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Equity Index Fund

	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1 – December 31, 2011
Actual	$1,000.00	$1,009.93	$0.63
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.64

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund

	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1 – December 31, 2011
Actual	$1,000.00	$990.22	$0.63
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.64

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Value Fund

	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1 – December 31, 2011
Actual	$1,000.00	$986.35	$7.71
Hypothetical (5% return before expenses)	$1,000.00	$1,016.97	$7.83

*  Expenses are equal to the Fund's annual expense ratio of 1.54%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1 – December 31, 2011
Actual	$1,000.00	$987.22	$7.71
Hypothetical (5% return before expenses)	$1,000.00	$1,016.97	$7.83

*  Expenses are equal to the Fund's annual expense ratio of 1.54%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund

	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1 – December 31, 2011
Actual	$1,000.00	$1,033.08	$5.79
Hypothetical (5% return before expenses)	$1,000.00	$1,019.08	$5.75

*  Expenses are equal to the Fund's annual expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1 – December 31, 2011
Actual	$1,000.00	$1,000.10	$4.23
Hypothetical (5% return before expenses)	$1,000.00	$1,020.57	$4.28

*  Expenses are equal to the Fund's annual expense ratio of 0.84%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2011

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (6.3%)
Amazon.com, Inc.*	737	$127,575
Disney (Walt) Co.	3,780	141,750
McDonald's Corp.	2,094	210,091
Starbucks Corp.	1,514	69,659
Other Securities	59,326	1,949,541
		2,498,616
CONSUMER STAPLES (6.7%)
Coca-Cola Co.	4,610	322,562
Kraft Foods, Inc. Cl A	3,594	134,272
PepsiCo, Inc.	3,185	211,325
Philip Morris Int'l., Inc.	3,561	279,467
Proctor & Gamble Co.	5,605	373,910
Wal-Mart Stores, Inc.	3,523	210,534
Other Securities	28,554	1,144,886
		2,676,956
ENERGY (7.3%)
Chevron Corp.	4,206	447,513
ConocoPhillips	2,769	201,777
Exxon Mobil Corp.	9,782	829,117
Halliburton Co.	1,869	64,499
Occidental Petroleum Corp.	1,708	160,040
Schlumberger Ltd.	2,850	194,684
Other Securities	23,445	1,008,656
		2,906,286
FINANCIALS (7.7%)
Bank of America Corp.	20,559	114,308
Berkshire Hathaway, Inc. Cl B*	3,632	277,122
Citigroup, Inc.	6,097	160,412
Goldman Sachs Group, Inc.	1,025	92,691
JPMorgan Chase & Co.	7,486	248,910
Simon Property Group, Inc.	581	74,914
Wells Fargo & Co.	10,703	294,975
Other Securities	63,836	1,827,066
		3,090,398
HEALTH CARE (6.9%)
Abbott Laboratories	3,187	179,205
Gilead Sciences, Inc.*	1,567	64,137
Johnson & Johnson	5,572	365,412
Merck & Co., Inc.	6,079	229,178
Pfizer, Inc.	15,445	334,230

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
UnitedHealth Group, Inc.	2,134	$108,151
Other Securities	32,856	1,463,245
		2,743,558
INDUSTRIALS (6.2%)
Boeing Co.	1,494	109,585
Caterpillar, Inc.	1,352	122,491
General Electric Co.	20,767	371,937
Precision Castparts Corp.	287	47,295
Union Pacific Corp.	986	104,457
United Parcel Service, Inc. Cl B	1,940	141,989
Other Securities	31,690	1,561,848
		2,459,602
INFORMATION TECHNOLOGY (11.2%)
Apple, Inc.*	1,928	780,835
Cisco Systems, Inc.	11,136	201,339
EMC Corp.*	4,181	90,059
Google, Inc. Cl A*	520	335,868
Int'l. Business Machines Corp.	2,475	455,098
Intel Corp.	10,272	249,096
Microsoft Corp.	15,102	392,044
Oracle Corp.	8,280	212,382
QUALCOMM, Inc.	3,464	189,481
Other Securities	56,597	1,556,779
		4,462,981
MATERIALS (2.0%)
Other Securities	18,579	806,469
TELECOMMUNICATION SERVICES (1.9%)
American Tower Corp. Cl A*	797	47,828
AT&T, Inc.	12,399	374,946
Verizon Communications, Inc.	5,778	231,813
Other Securities	11,721	92,824
		747,411
UTILITIES (2.2%)
Dominion Resources, Inc.	1,157	61,414
Other Securities	22,777	824,469
		885,883
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $21,865,468) 58.4%		$23,278,160

	Rating**	Rate	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	0.01%	02/09/12 - 04/19/12	$200,000	$199,993
TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $199,996) 0.5%					199,993
TOTAL INDEXED ASSETS (Cost: $22,065,464) 58.9%					$23,478,153

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2011

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (3.7%)
Amazon.com, Inc.*	543	$93,993
Disney (Walt) Co.	2,156	80,850
Starbucks Corp.	3,182	146,404
Other Securities	59,076	1,138,428
		1,459,675
CONSUMER STAPLES (2.8%)
Kraft Foods, Inc. Cl A	765	28,580
PepsiCo, Inc.	1,482	98,331
Philip Morris Int'l., Inc.	1,716	134,672
Proctor & Gamble Co.	2,398	159,971
Wal-Mart Stores, Inc.	2,648	158,244
Other Securities	17,656	522,324
		1,102,122
ENERGY (4.0%)
Chevron Corp.	944	100,442
ConocoPhillips	2,007	146,250
Energy XXI (Bermuda) Ltd.*	3,812	121,527
Exxon Mobil Corp.	3,840	325,478
Halliburton Co.	2,367	81,685
McMoRan Exploration Co.*	14,821	215,645
Occidental Petroleum Corp.	1,120	104,944
Other Securities	58,459	500,088
		1,596,059
FINANCIALS (6.6%)
Bank of America Corp.	7,920	44,035
Berkshire Hathaway, Inc. Cl B*	1,322	100,869
Citigroup, Inc.	2,085	54,856
Goldman Sachs Group, Inc.	732	66,195
JPMorgan Chase & Co.	4,719	156,907
Simon Property Group, Inc.	770	99,284
Wells Fargo & Co.	5,825	160,537
Other Securities	109,836	1,958,543
		2,641,226
HEALTH CARE (4.5%)
Abbott Laboratories	1,101	61,909
Gilead Sciences, Inc.*	2,405	98,437
Merck & Co., Inc.	3,307	124,674
Pfizer, Inc.	7,706	166,758
UnitedHealth Group, Inc.	1,486	75,310
Other Securities	59,011	1,284,437
		1,811,525
INDUSTRIALS (4.9%)
Boeing Co.	1,589	116,553
Caterpillar, Inc.	1,151	104,281
General Electric Co.	9,340	167,279
Precision Castparts Corp.	633	104,312
Union Pacific Corp.	565	59,856
Other Securities	39,510	1,414,357
		1,966,638

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
INFORMATION TECHNOLOGY (7.0%)
Apple, Inc.*	863	$349,515
Cisco Systems, Inc.	2,164	39,125
EMC Corp.*	2,381	51,287
Google, Inc. Cl A*	216	139,514
Int'l. Business Machines Corp.	951	174,870
Intel Corp.	2,837	68,797
Microsoft Corp.	4,906	127,360
Oracle Corp.	3,194	81,926
QUALCOMM, Inc.	1,744	95,397
Other Securities	72,099	1,651,185
		2,778,976
MATERIALS (2.3%)
Other Securities	51,796	924,714
TELECOMMUNICATION SERVICES (0.9%)
American Tower Corp. Cl A*	1,634	98,056
Verizon Communications, Inc.	1,876	75,265
Other Securities	21,091	194,470
		367,791
UTILITIES (1.3%)
Dominion Resources, Inc.	1,469	77,975
Other Securities	12,807	443,515
		521,490
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $13,412,691) 38.0%		$15,170,216
ACTIVE ASSETS-CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	100	27,455
TOTAL ACTIVE ASSETS-CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.1%		27,455
TOTAL ACTIVE ASSETS (Cost: $13,422,691) 38.1%		15,197,671
TEMPORARY CASH INVESTMENTS (2) (Cost: $933,300) 2.3%		933,300
TOTAL INVESTMENTS (Cost: $36,421,455) 99.3%		39,609,124
OTHER NET ASSETS 0.7%		277,883
NET ASSETS 100.0%		$39,887,007

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2011

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (10.4%)
Amazon.com, Inc.*	1,628	$281,807
Comcast Corp. Cl A	12,156	288,219
Disney (Walt) Co.	8,340	312,750
Home Depot, Inc.	6,808	286,208
McDonald's Corp.	4,612	462,722
Other Securities	115,343	3,882,495
		5,514,201
CONSUMER STAPLES (11.1%)
Altria Group, Inc.	9,304	275,864
Coca-Cola Co.	10,166	711,315
CVS Caremark Corp.	5,843	238,278
Kraft Foods, Inc. Cl A	7,936	296,489
PepsiCo, Inc.	7,025	466,109
Philip Morris Int'l., Inc.	7,883	618,658
Proctor & Gamble Co.	12,354	824,135
Wal-Mart Stores, Inc.	7,765	464,036
Other Securities	47,869	2,012,124
		5,907,008
ENERGY (12.1%)
Chevron Corp.	9,268	986,115
ConocoPhillips	6,103	444,726
Exxon Mobil Corp.	21,641	1,834,290
Occidental Petroleum Corp.	3,777	353,905
Schlumberger Ltd.	6,306	430,763
Other Securities	55,922	2,369,586
		6,419,385
FINANCIALS (12.8%)
Bank of America Corp.	45,444	252,669
Berkshire Hathaway, Inc. Cl B*	8,019	611,850
Citigroup, Inc.	13,452	353,922
JPMorgan Chase & Co.	16,490	548,293
U.S. Bancorp	8,441	228,329
Wells Fargo & Co.	23,541	648,790
Other Securities	136,046	4,176,909
		6,820,762
HEALTH CARE (11.4%)
Abbott Laboratories	7,021	394,791
Amgen, Inc.	3,409	218,892
Bristol-Myers Squibb Co.	7,541	265,745
Johnson & Johnson	12,276	805,060

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Merck & Co., Inc.	13,373	$504,162
Pfizer, Inc.	34,059	737,037
UnitedHealth Group, Inc.	4,715	238,956
Other Securities	64,873	2,879,711
		6,044,354
INDUSTRIALS (10.2%)
3M Co.	3,149	257,368
Boeing Co.	3,290	241,322
Caterpillar, Inc.	2,986	270,532
General Electric Co.	45,951	822,982
Union Pacific Corp.	2,175	230,420
United Parcel Service, Inc. Cl B	4,286	313,692
United Technologies Corp.	4,160	304,054
Other Securities	63,361	2,994,356
		5,434,726
INFORMATION TECHNOLOGY (18.6%)
Apple, Inc.*	4,257	1,724,085
Cisco Systems, Inc.	24,662	445,889
Google, Inc. Cl A*	1,142	737,618
Hewlett-Packard Co.	9,051	233,154
Int'l. Business Machines Corp.	5,466	1,005,088
Intel Corp.	22,795	552,779
Microsoft Corp.	33,304	864,572
Oracle Corp.	18,385	471,575
QUALCOMM, Inc.	7,673	419,713
Visa, Inc. Cl A	2,281	231,590
Other Securities	123,063	3,173,188
		9,859,251
MATERIALS (3.4%)
Other Securities	41,021	1,781,247
TELECOMMUNICATION SERVICES (3.1%)
AT&T, Inc.	27,345	826,913
Verizon Communications, Inc.	12,742	511,209
Other Securities	27,562	310,309
		1,648,431
UTILITIES (3.7%)
Other Securities	52,879	1,957,197
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $46,777,480) 96.8%		$51,386,562

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2011

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	A-1+	0.01%	02/09/12 - 04/19/12	$400,000	$399,987
U.S. GOVERNMENT AGENCIES (0.9%)
FNMA	A-1+	0.03	03/28/12	500,000	499,962
COMMERCIAL PAPER (0.6%)
Toyota Motor Credit Corp.	A-1+	0.12	01/30/12	300,000	299,970
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,199,926) 2.3%					1,199,919
TEMPORARY CASH INVESTMENTS (2) (Cost: $453,000) 0.8%					453,000
TOTAL INVESTMENTS (Cost: $48,430,406) 99.9%					53,039,481
OTHER NET ASSETS 0.1%					29,972
NET ASSETS 100.0%					$53,069,453

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2011

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS
CONSUMER DISCRETIONARY (12.6%)
Advance Auto Parts, Inc.	2,096	$145,944
Gentex Corp.	4,205	124,426
LKQ Corp.*	4,204	126,456
PetSmart, Inc.	3,158	161,974
PVH Corp.	1,930	136,046
Tractor Supply Co.	2,085	146,263
Other Securities	124,742	3,090,991
		3,932,100
CONSUMER STAPLES (4.1%)
Church & Dwight Co., Inc.	4,101	187,662
Energizer Hldgs., Inc.*	1,886	146,127
Green Mountain Coffee Roasters, Inc.*	4,103	184,020
Hansen Natural Corp.*	2,170	199,940
Ralcorp Hldgs., Inc.*	1,559	133,295
Other Securities	13,454	436,244
		1,287,288
ENERGY (7.0%)
Cimarex Energy Co.	2,591	160,383
HollyFrontier Corp.	5,776	135,158
Oceaneering Int'l., Inc.	3,092	142,634
Plains Exploration & Production Co.*	4,287	157,419
SM Energy Co.	1,900	138,890
Southern Union Co.	3,601	151,638
Other Securities	46,990	1,292,094
		2,178,216
FINANCIALS (19.7%)
Affiliated Managers Group, Inc.*	1,533	147,091
Essex Property Trust, Inc.	947	133,063
Everest Re Group Ltd.	1,572	132,189
Federal Realty Investment Trust	1,810	164,258
New York Community Bancorp, Inc.	12,533	155,033
Rayonier, Inc.	3,439	153,483
Realty Income Corp.	3,762	131,520
SL Green Realty Corp	2,449	163,201
The Macerich Co.	3,771	190,813
UDR, Inc.	5,961	149,621
Other Securities	216,505	4,622,015
		6,142,287

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (9.6%)
Hologic, Inc.*	7,619	$133,409
IDEXX Laboratories, Inc.*	1,623	124,906
Mettler-Toledo Int'l., Inc.*	936	138,257
Schein (Henry), Inc.*	2,589	166,809
Vertex Pharmaceuticals, Inc.*	5,217	173,257
Other Securities	68,096	2,263,906
		3,000,544
INDUSTRIALS (16.2%)
AGCO Corp.*	2,943	126,461
AMETEK, Inc.	4,648	195,681
Donaldson Co., Inc.	2,171	147,802
Kansas City Southern*	3,204	217,899
Other Securities	128,594	4,368,131
		5,055,974
INFORMATION TECHNOLOGY (15.0%)
Alliance Data Systems Corp.*	1,430	148,491
ANSYS, Inc.*	2,641	151,276
Avnet, Inc.*	4,327	134,526
Equinix, Inc.*	1,418	143,785
Lam Research Corp.*	3,843	142,268
Rackspace Hosting, Inc.*	2,967	127,611
Trimble Navigation Ltd.*	3,641	158,019
VeriFone Systems, Inc.*	3,475	123,432
Other Securities	187,832	3,526,739
		4,656,147
MATERIALS (6.5%)
Albemarle Corp.	2,604	134,132
Ashland, Inc.	2,168	123,923
Other Securities	53,433	1,764,888
		2,022,943
TELECOMMUNICATION SERVICES (0.5%)
Other Securities	6,969	152,409
UTILITIES (5.7%)
Alliant Energy Corp.	3,194	140,887
National Fuel Gas Co.	2,449	136,115
NSTAR	2,950	138,532
OGE Energy Corp.	2,787	158,051
Other Securities	47,726	1,199,286
		1,772,871
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $28,044,059) 96.9%		$30,200,779

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.3%)
U.S. Treasury Bill (1)	A-1+	0.01%	02/09/12 - 04/19/12	$400,000	$399,987
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $399,993) 1.3%					399,987
TEMPORARY CASH INVESTMENTS (2) (Cost: $522,900) 1.7%					522,900
TOTAL INVESTMENTS (Cost: $28,966,952) 99.9%					31,123,666
OTHER NET ASSETS 0.1%					27,162
NET ASSETS 100.0%					$31,150,828

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2011

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.7%)
Dillard's, Inc. Cl A	1,487	$66,737
Pep Boys-Manny, Moe & Jack	6,329	69,619
Rent-A-Center, Inc.	3,789	140,193
Wolverine World Wide, Inc.	2,055	73,240
Other Securities	7,614	80,101
		429,890
CONSUMER STAPLES (1.8%)
Other Securities	9,103	114,564
ENERGY (5.2%)
Energy XXI (Bermuda) Ltd.*	2,897	92,363
McMoRan Exploration Co.*	11,718	170,494
Other Securities	58,819	75,857
		338,714
FINANCIALS (33.9%)
Aspen Insurance Hldgs. Ltd.	2,399	63,574
Cash America Int'l., Inc.	1,280	59,686
Colonial Properties Trust	3,401	70,945
EastGroup Properties, Inc.	1,241	53,959
Ellington Financial LLC	4,405	75,634
Equity Lifestyle Properties, Inc.	1,308	87,231
FelCor Lodging Trust, Inc.*	20,361	62,101
First Niagara Financial Group, Inc.	6,228	53,748
Forest City Enterprises, Inc. Cl A*	4,706	55,625
Highwoods Properties, Inc.	2,053	60,913
Meadowbrook Insurance Group, Inc.	6,431	68,683
ProAssurance Corp.	1,167	93,150
SeaBright Hldgs., Inc.	10,049	76,875
Signature Bank*	1,257	75,407
SVB Financial Group*	1,455	69,389
Symetra Financial Corp.	6,110	55,418
Westamerica Bancorporation	1,204	52,856
Other Securities	73,677	1,061,742
		2,196,936
HEALTH CARE (5.1%)
Conceptus, Inc.*	4,319	54,592
Medicines Co.*	3,396	63,301
QLT, Inc.*	9,866	71,035
Other Securities	18,711	139,940
		328,868
INDUSTRIALS (12.8%)
Actuant Corp. Cl A	2,811	63,782
Alaska Air Group, Inc.*	973	73,063
AZZ, Inc.	1,240	56,346
Encore Wire Corp.	3,287	85,133
Genesee & Wyoming, Inc. Cl A*	1,797	108,862
Kaydon Corp.	1,970	60,085

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Miller Industries, Inc.	4,456	$70,093
Mueller Industries, Inc.	3,023	116,144
Old Dominion Freight Line, Inc.*	3,081	124,873
Other Securities	2,691	70,084
		828,465
INFORMATION TECHNOLOGY (11.3%)
LogMeIn, Inc.*	1,493	57,555
Richardson Electronics Ltd.	7,932	97,484
Tibco Software, Inc.*	5,157	123,304
Other Securities	23,104	456,511
		734,854
MATERIALS (10.9%)
Boise, Inc.	14,705	104,700
Buckeye Technologies, Inc.	1,859	62,165
Crown Hldgs., Inc.*	3,196	107,322
Innophos Hldgs., Inc.	1,687	81,921
Kaiser Aluminum Corp.	1,958	89,833
Silgan Hldgs., Inc.	3,563	137,674
Other Securities	21,491	121,440
		705,055
TELECOMMUNICATION SERVICES (1.0%)
Consolidated Comms. Hldgs., Inc.	2,769	52,749
Other Securities	2,880	8,669
		61,418
UTILITIES (6.3%)
Avista Corp.	3,161	81,396
Idacorp, Inc.	1,806	76,592
Northwest Natural Gas Co.	1,189	56,989
PNM Resources, Inc.	3,574	65,154
Unisource Energy Corp.	2,108	77,827
Other Securities	1,530	51,377
		409,335
TOTAL COMMON STOCKS (Cost: $5,564,044) 95.0%		$6,148,099
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.4%)
Energy XXI (Bermuda) Ltd., 7.25%	89	24,435
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,900) 0.4%		24,435
TEMPORARY CASH INVESTMENTS (3) (Cost: $250,000) 3.9%		250,000
TOTAL INVESTMENTS (Cost: $5,822,944) 99.3%		6,422,534
OTHER NET ASSETS 0.7%		44,236
NET ASSETS 100.0%		$6,466,770

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP GROWTH FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2011

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.3%)
AFC Enterprises, Inc.*	4,079	$59,961
Denny's Corp.*	14,311	53,809
Express, Inc.*	3,150	62,811
HSN, Inc.	1,250	45,325
Maidenform Brands, Inc.*	2,769	50,673
Pep Boys-Manny, Moe & Jack	4,226	46,486
Steve Madden Ltd.*	1,743	60,134
Other Securities	19,101	287,211
		666,410
CONSUMER STAPLES (3.5%)
TreeHouse Foods, Inc.*	801	52,369
Other Securities	6,638	152,565
		204,934
ENERGY (8.5%)
Carrizo Oil and Gas, Inc.*	1,800	47,430
Energy XXI (Bermuda) Ltd.*	3,189	101,665
MarkWest Energy Partners LP	1,037	57,097
McMoRan Exploration Co.*	11,464	166,800
Other Securities	15,862	130,425
		503,417
FINANCIALS (7.7%)
Colonial Properties Trust	2,225	46,414
Mid-America Apt. Communities, Inc.	728	45,536
Signature Bank*	1,012	60,710
Other Securities	12,988	301,052
		453,712
HEALTH CARE (18.7%)
Abiomed, Inc.*	2,617	48,336
Cubist Pharmaceuticals, Inc.*	1,454	57,607
Cyberonics, Inc.*	2,090	70,015
HMS Hldgs. Corp.*	2,513	80,366
IPC The Hospitalist Co.*	1,936	88,514
Medidata Solutions, Inc.*	2,581	56,137
NxStage Medical, Inc.*	3,068	54,549
Salix Pharmaceuticals Ltd.*	2,485	118,907
SXC Health Solutions Corp.*	855	48,290
Thoratec Corp.*	1,477	49,568
Other Securities	21,108	433,514
		1,105,803
INDUSTRIALS (15.4%)
Astronics Corp.*	1,748	62,596
AZZ, Inc.	1,338	60,799
Genesee & Wyoming, Inc. Cl A*	1,099	66,577

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Old Dominion Freight Line, Inc.*	1,666	$67,523
Raven Industries, Inc.	1,597	98,854
RBC Bearings, Inc.*	1,247	52,000
Robbins & Myers, Inc.	1,230	59,717
Smith (A.O.) Corp.	1,175	47,141
Teledyne Technologies, Inc.*	1,143	62,694
Other Securities	16,489	334,920
		912,821
INFORMATION TECHNOLOGY (23.3%)
Adtran, Inc.	2,107	63,547
CommVault Systems, Inc.*	1,356	57,928
comScore, Inc.*	2,484	52,661
Forrester Research, Inc.*	1,628	55,254
Informatica Corp.*	1,847	68,210
LogMeIn, Inc.*	2,480	95,604
Nanometrics, Inc.*	2,644	48,702
Parametric Technology Corp.*	3,532	64,494
Rackspace Hosting, Inc.*	1,445	62,149
RightNow Technologies, Inc.*	1,967	84,050
Other Securities	42,507	730,831
		1,383,430
MATERIALS (5.2%)
Allied Nevada Gold Corp.*	1,619	49,023
Innophos Hldgs., Inc.	1,773	86,097
US Gold Corp.*	16,351	54,939
Other Securities	2,789	118,693
		308,752
TELECOMMUNICATION SERVICES (1.8%)
AboveNet, Inc.*	900	58,509
Consolidated Comms. Hldgs., Inc.	2,590	49,340
		107,849
UTILITIES (0.8%)
Northwest Natural Gas Co.	970	46,492
TOTAL COMMON STOCKS (Cost: $4,915,653) 96.2%		5,693,620
TEMPORARY CASH INVESTMENTS (3) (Cost: $200,000) 3.4%		200,000
TOTAL INVESTMENTS (Cost: $5,115,653) 99.6%		5,893,620
OTHER NET ASSETS 0.4%		23,887
NET ASSETS 100.0%		$5,917,507

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2011

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (26.0%)
U.S. Treasury Bond	AA+	3.50%	02/15/39	$1,750,000	$1,968,477
U.S. Treasury Note	AA+	1.00 - 3.25	09/15/12 - 10/31/16	7,250,000	7,715,932
U.S. Treasury Strip	AA+	0.00	02/15/17 - 11/15/24	11,500,000	10,218,736
					19,903,145
U.S. GOVERNMENT AGENCIES (30.8%)
MORTGAGE-BACKED OBLIGATIONS (30.8%)
FHARM	AA+	4.64 - 5.77	02/01/36 - 09/01/39	820,444	877,587
FHLMC	AA+	4.00 - 6.00	03/01/21 - 07/01/41	1,922,658	2,052,286
FNMA	AA+	3.50 - 8.00	09/01/16 - 12/25/49	15,508,049	16,820,587
GNMA (4)	AA+	3.50 - 7.00	04/15/31 - 11/15/41	3,187,448	3,453,960
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	300,427	333,378
					23,537,798
CORPORATE DEBT (41.6%)
CONSUMER DISCRETIONARY (5.4%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	350,000	383,304
Hyatt Hotels Corp.	BBB	5.38	08/15/21	300,000	306,684
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	350,000	369,702
Omnicom Group, Inc.	BBB+	4.45	08/15/20	350,000	360,775
Tupperware Brands Corp.†	BBB-	4.75	06/01/21	350,000	350,697
Other Securities				2,250,000	2,358,614
					4,129,776
CONSUMER STAPLES (3.1%)
Avon Products, Inc.	BBB+	4.20	07/15/18	350,000	350,531
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	291,173
Energizer Hldgs., Inc.†	BBB-	4.70	05/19/21	350,000	368,339
Safeway, Inc.	BBB	3.95	08/15/20	300,000	296,258
Other Securities				1,000,000	1,087,462
					2,393,763
ENERGY (5.0%)
Cameron International Corp.	BBB+	4.50	06/01/21	350,000	375,721
Noble Corp	BBB+	7.50	03/15/19	250,000	317,609
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	992,880
Sunoco, Inc.	BB+	4.88 - 5.75	10/15/14 - 01/15/17	350,000	355,431
Other Securities				1,650,000	1,756,339
					3,797,980
FINANCIALS (15.0%)
Alleghany Corp.	BBB	5.63	09/15/20	350,000	364,671
Ally Financial, Inc.	B+	0.00	12/01/12	500,000	470,000
Barrick N.A. Finance LLC	A-	4.40	05/30/21	350,000	379,049
Citigroup, Inc.	BBB+	5.63	08/27/12	300,000	304,531
First Horizon National Corp.	BB+	4.50	05/15/13	500,000	501,610
General Electric Capital Corp.	AA+	5.45	01/15/13	500,000	523,131
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	300,000	293,911
Hartford Financial Svcs.	BBB	5.50	10/15/16 - 03/30/20	350,000	361,161
Health Care REIT, Inc.	BBB-	3.63 - 6.13	03/15/16 - 04/15/20	350,000	357,445
Lincoln National Corp.	A-	4.85 - 5.65	08/27/12 - 06/24/21	300,000	305,907
Markel Corp.	BBB	5.35 - 6.80	02/15/13 - 06/01/21	350,000	365,031
Marsh & McLennan Cos., Inc.	BBB-	4.80	07/15/21	350,000	383,098

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2011

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIALS (CONTINUED)
Pacific LifeCorp.†	BBB+	6.00%	02/10/20	$315,000	$335,256
ProLogis LP	BBB-	6.63	05/15/18	350,000	380,113
Protective Life Corp.	A-	7.38	10/15/19	310,000	344,016
Prudential Financial, Inc.	A	4.50 - 4.75	09/17/15 - 11/16/21	350,000	364,978
Raymond James Financial, Inc.	BBB	4.25	04/15/16	350,000	357,567
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	350,000	362,664
Simon Property Group LP	A-	2.80	01/30/17	350,000	357,501
SLM Corp.	BBB-	5.00	10/01/13	350,000	350,000
Travelers Cos., Inc.	A	3.90 - 5.38	06/15/12 - 11/01/20	350,000	361,329
Ventas Realty LP/Capital Corp.	BBB	4.75	06/01/21	300,000	289,544
Vornado Realty LP	BBB	4.25	04/01/15	300,000	310,475
Other Securities				2,950,000	3,032,708
					11,455,696
HEALTH CARE (4.2%)
Biogen Idec, Inc.	BBB+	6.88	03/01/18	250,000	302,167
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	375,000	373,679
Other Securities				2,400,000	2,537,413
					3,213,259
INDUSTRIALS (3.0%)
L-3 Communications Corp.	BBB-	4.75	07/15/20	350,000	345,818
Pentair, Inc.	BBB-	5.00	05/15/21	350,000	369,450
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	350,000	356,671
Other Securities				1,200,000	1,243,824
					2,315,763
INFORMATION TECHNOLOGY (1.2%)
Lexmark International, Inc.	BBB-	6.65	06/01/18	350,000	393,896
Other Securities				525,000	546,026
					939,922
MATERIALS (1.8%)
Teck Resources Ltd.	BBB	4.75	01/15/22	350,000	376,212
Other Securities				950,000	1,003,880
					1,380,092
TELECOMMUNICATION SERVICES (0.7%)
Alltel Corp.	A-	7.00	03/15/16	250,000	296,326
Other Securities				250,000	252,945
					549,271
UTILITIES (2.2%)
National Fuel Gas Co.	BBB	4.90	12/01/21	350,000	358,857
Other Securities				1,250,000	1,311,274
					1,670,131
TOTAL LONG-TERM DEBT SECURITIES (Cost: $70,087,069) 98.4%					75,286,596
TEMPORARY CASH INVESTMENTS (2) (Cost: $658,200) 0.9%					658,200
TOTAL INVESTMENTS (Cost: $70,745,269) 99.3%					75,944,796
OTHER NET ASSETS 0.7%					545,280
NET ASSETS 100.0%					$76,490,076

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2011

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.3%)
U.S. Treasury Bill	A-1+	0.01%	03/01/12	$2,200,000	$2,199,983
U.S. GOVERNMENT AGENCIES (26.6%)
FFCB	A-1+	0.01	01/27/12	122,000	121,999
FHLB	A-1+	0.02	01/06/12	2,000,000	1,999,993
FHLB	A-1+	0.01	02/29/12	5,000,000	4,999,906
FHLMC	A-1+	0.01	02/15/12	300,000	299,996
FNMA	A-1+	0.01	03/07/12	1,900,000	1,899,896
					9,321,790
COMMERCIAL PAPER (67.1%)
Abbott Laboratories†	A-1+	0.07	01/09/12	1,500,000	1,499,974
Becton, Dickinson & Co.	A-1	0.08	01/30/12	1,300,000	1,299,913
Chevron Corp.	A-1+	0.02	01/06/12	1,350,000	1,349,996
Coca-Cola Co.†	A-1	0.11	01/12/12	1,100,000	1,099,883
Danaher Corp.†	A-1	0.02	01/03/12	1,390,000	1,389,998
Dell, Inc.†	A-1	0.15	02/28/12	1,400,000	1,399,323
eBay, Inc.†	A-1	0.04	01/11/12	500,000	499,994
Emerson Electric Co.†	A-1	0.07	02/01/12	1,300,000	1,299,919
Exxon Mobil Corp.	A-1+	0.03	01/04/12	1,300,000	1,299,996
General Electric Capital Svcs.	A-1+	0.18	01/12/12	1,300,000	1,299,999
IBM Corp.†	A-1	0.05	01/25/12	1,300,000	1,299,955
Nestle Capital Corp.†	A-1+	0.07	03/05/12	1,350,000	1,348,613
NetJets, Inc.†	A-1+	0.08	01/06/12	400,000	399,995
New Jersey Natural Gas	A-1	0.07	01/10/12	1,300,000	1,299,975
PepsiCo, Inc.†	A-1	0.03	01/13/12	1,300,000	1,299,986
Private Export Funding Corp.†	A-1	0.10	02/14/12	1,000,000	999,499
Private Export Funding Corp.†	A-1	0.10	02/15/12	350,000	349,807
Procter & Gamble Co.†	A-1+	0.05	01/10/12	350,000	349,995
Procter & Gamble Co.†	A-1+	0.10	02/27/12	1,000,000	999,140
Toyota Motor Credit Corp.	A-1+	0.26	01/05/12	1,487,000	1,486,982
Washington Gas Light Co.	A-1	0.08	01/06/12	1,300,000	1,299,983
					23,572,925
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $35,097,510) 100.0%					35,094,698
TOTAL INVESTMENTS (Cost: $35,097,510) 100.0%					35,094,698
OTHER NET ASSETS 0.0% (5)					4,192
NET ASSETS 100.0%					$35,098,890

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FOOTNOTES TO SUMMARY PORTFOLIOS OF INVESTMENTS IN SECURITIES
December 31, 2011

Abbreviations:  FFCB = Federal Farm Credit Bank
FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*  Non-income producing security.

**  Ratings as per Standard & Poor's Corporation.

†  Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate values of these securities (some of which may be included in the "Other Securities" categories) and their percentages of the respective Funds' net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
ALL AMERICA FUND	$41,872	0.1%
SMALL CAP VALUE FUND	$32,608	0.5%
BOND FUND	$1,380,723	1.8%
MONEY MARKET FUND	$14,236,081	40.6%

(1)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of December 31, 2011, were as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	13	E-mini S&P 500 Stock Index	P	March 2012	$814,190	$2,079	2.1%
EQUITY INDEX FUND	26	E-mini S&P 500 Stock Index	P	March 2012	$1,628,380	$(3,146)	3.1%
MID-CAP EQUITY INDEX FUND	11	E-mini S&P MidCap 400 Stock Index	P	March 2012	$965,030	$(6,909)	3.1%

(a)  Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day's variation margin payable or receivable.

(2)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2011 was 0.15%.

(3)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2011 was 0.10%.

(4)  U.S. Government guaranteed security.

(5)  Percentage is less than 0.05%.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2011

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS:
Investments at fair value (Notes 1 and 3) (Cost: All America Fund — $36,421,455 Equity Index Fund — $48,430,406 Mid-Cap Equity Index Fund — $28,966,952 Small Cap Value Fund — $5,822,944 Small Cap Growth Fund — $5,115,653 Bond Fund — $70,745,269 Money Market Fund — $35,097,510)	$39,609,124	$53,039,481	$31,123,666	$6,422,534
Cash	228,876	29	85	36,880
Interest and dividends receivable	53,662	76,898	30,981	8,988
Receivable for securities sold	—	—	—	—
Shareholder subscriptions receivable	—	—	—	—
TOTAL ASSETS	39,891,662	53,116,408	31,154,732	6,468,402
LIABILITIES:
Payable for securities purchased	853	—	—	1,404
Payable for daily variation on futures contracts	3,120	6,240	3,740	—
Shareholder redemptions payable	—	40,500	—	—
Accrued expenses	682	215	164	228
TOTAL LIABILITIES	4,655	46,955	3,904	1,632
NET ASSETS	$39,887,007	$53,069,453	$31,150,828	$6,466,770
SHARES OUTSTANDING (Note 4)	4,266,031	6,008,232	3,056,001	648,538
NET ASSET VALUE PER SHARE	$9.35	$8.83	$10.19	$9.97
COMPONENTS OF NET ASSETS:
Paid-in capital	$40,908,773	$50,228,218	$30,543,985	$6,249,361
Accumulated undistributed net investment income (loss)	145,547	494,802	—	(1)
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(4,357,061)	(2,259,496)	(1,542,962)	(382,180)
Net unrealized appreciation (depreciation) of investments and futures contracts	3,189,748	4,605,929	2,149,805	599,590
NET ASSETS	$39,887,007	$53,069,453	$31,150,828	$6,466,770

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund	Bond Fund	Money Market Fund
ASSETS:
Investments at fair value (Notes 1 and 3) (Cost: All America Fund — $36,421,455 Equity Index Fund — $48,430,406 Mid-Cap Equity Index Fund — $28,966,952 Small Cap Value Fund — $5,822,944 Small Cap Growth Fund — $5,115,653 Bond Fund — $70,745,269 Money Market Fund — $35,097,510)	$5,893,620	$75,944,796	$35,094,698
Cash	22,943	88	4,265
Interest and dividends receivable	1,126	533,227	—
Receivable for securities sold	—	13,006	—
Shareholder subscriptions receivable	—	—	4
TOTAL ASSETS	5,917,689	76,491,117	35,098,967
LIABILITIES:
Payable for securities purchased	—	—	—
Payable for daily variation on futures contracts	—	—	—
Shareholder redemptions payable	—	—	—
Accrued expenses	182	1,041	77
TOTAL LIABILITIES	182	1,041	77
NET ASSETS	$5,917,507	$76,490,076	$35,098,890
SHARES OUTSTANDING (Note 4)	547,046	7,353,348	3,335,533
NET ASSET VALUE PER SHARE	$10.82	$10.40	$10.52
COMPONENTS OF NET ASSETS:
Paid-in capital	$5,297,404	$71,465,812	$35,100,468
Accumulated undistributed net investment income (loss)	6	38,799	1,524
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(157,869)	(214,062)	(290)
Net unrealized appreciation (depreciation) of investments and futures contracts	777,966	5,199,527	(2,812)
NET ASSETS	$5,917,507	$76,490,076	$35,098,890

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2011

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
INVESTMENT INCOME:
Dividends	$726,713	$1,058,081	$442,115	$125,112
Interest	1,402	2,757	1,459	301
Total investment income	728,115	1,060,838	443,574	125,413
EXPENSES (Note 2):
Advisory expenses	200,587	65,130	40,499	57,860
Other operating expenses:
Independent directors' fees and expenses	11,813	16,434	10,214	1,966
Custodian expenses	44,469	25,130	25,364	8,435
Accounting and recordkeeping expenses	101,778	141,591	88,004	16,939
Transfer agent fees	27,475	38,222	23,757	4,573
Registration fees and expenses	17,980	25,013	15,547	2,992
Audit	17,376	24,173	15,025	2,892
Shareholder reports	9,448	13,144	8,169	1,572
Administrative	7,011	9,754	6,063	1,167
Legal and Compliance	19,620	27,295	16,965	3,265
Other	19,454	27,064	16,821	3,238
Total operating expenses	276,424	347,820	225,929	47,039
Total expenses before reimbursement	477,011	412,950	266,428	104,899
Fee waiver and expense reimbursement (Note 2)	—	(347,820)	(225,929)	—
Net Expenses	477,011	65,130	40,499	104,899
Net Investment Income (Loss) (Note 1)	251,104	995,708	403,075	20,514
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	1,394,934	(307,098)	1,463,229	295,492
Futures contracts	(7,701)	35,532	(86,262)	—
	1,387,233	(271,566)	1,376,967	295,492
Change in net unrealized appreciation (depreciation) of:
Investment securities	(1,744,017)	256,787	(2,350,933)	(577,028)
Futures contracts	(6,357)	(48,397)	(22,490)	—
	(1,750,374)	208,390	(2,373,423)	(577,028)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(363,141)	(63,176)	(996,456)	(281,536)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(112,037)	$932,532	$(593,381)	$(261,022)

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund	Bond Fund	Money Market Fund
INVESTMENT INCOME:
Dividends	$37,258	$—	$—
Interest	284	2,844,076	54,460
Total investment income	37,542	2,844,076	54,460
EXPENSES (Note 2):
Advisory expenses	52,856	323,907	81,125
Other operating expenses:
Independent directors' fees and expenses	1,588	23,868	12,748
Custodian expenses	11,771	24,130	10,496
Accounting and recordkeeping expenses	13,679	205,644	109,837
Transfer agent fees	3,693	55,514	29,650
Registration fees and expenses	2,417	36,328	19,403
Audit	2,335	35,109	18,752
Shareholder reports	1,270	19,090	10,196
Administrative	942	14,167	7,567
Legal and Compliance	2,637	39,643	21,174
Other	2,615	39,307	20,994
Total operating expenses	42,947	492,800	260,817
Total expenses before reimbursement	95,803	816,707	341,942
Fee waiver and expense reimbursement (Note 2)	—	—	(298,454)
Net Expenses	95,803	816,707	43,488
Net Investment Income (Loss) (Note 1)	(58,261)	2,027,369	10,972
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	610,947	222,728	(85)
Futures contracts	—	—	—
	610,947	222,728	(85)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(788,063)	2,419,088	(3,388)
Futures contracts	—	—	—
	(788,063)	2,419,088	(3,388)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	(177,116)	2,641,816	(3,473)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(235,377)	$4,669,185	$7,499

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund		Small Cap Value Fund
	2011	2010	2011	2010	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$251,104	$321,913	$995,708	$832,550	$403,075	$416,421	$20,514	$30,185
Net realized gain (loss) on investments and futures contracts	1,387,233	(1,647)	(271,566)	216,803	1,376,967	2,863,932	295,492	306,100
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(1,750,374)	6,088,689	208,390	5,524,513	(2,373,423)	6,671,003	(577,028)	884,753
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(112,037)	6,408,955	932,532	6,573,866	(593,381)	9,951,356	(261,022)	1,221,038
LESS: DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	(209,441)	(511,591)	(910,433)	(833,562)	(414,967)	(377,493)	(16,883)	(32,553)
From capital gains	—	—	—	—	(1,428,145)	(4,054,610)	—	—
Total distributions	(209,441)	(511,591)	(910,433)	(833,562)	(1,843,112)	(4,432,103)	(16,883)	(32,553)
CAPITAL TRANSACTIONS:
Proceeds from the sale of shares	60,716	8,000	2,381,928	4,277,746	2,795,187	15,624,800	881,384	731,772
Dividend reinvestments	207,719	507,326	888,093	811,557	1,803,158	2,859,600	16,883	32,552
Cost of shares redeemed	—	(12,004,543)	(434,769)	(7,805,057)	(4,287,659)	(34,982,151)	(439,125)	—
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	268,435	(11,489,217)	2,835,252	(2,715,754)	310,686	(16,497,751)	459,142	764,324
NET INCREASE (DECREASE) IN NET ASSETS	(53,043)	(5,591,853)	2,857,351	3,024,550	(2,125,807)	(10,978,498)	181,237	1,952,809
NET ASSETS, BEGINNING OF PERIOD	39,940,050	45,531,903	50,212,102	47,187,552	33,276,635	44,255,133	6,285,533	4,332,724
NET ASSETS, END OF PERIOD	$39,887,007	$39,940,050	$53,069,453	$50,212,102	$31,150,828	$33,276,635	$6,466,770	$6,285,533
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$145,547	$104,090	$494,802	$427,780	$—	$—	$(1)	$—
OTHER INFORMATION:
Capital shares outstanding at beginning of period	4,236,529	5,577,500	5,693,920	6,018,889	3,013,388	4,552,247	611,839	527,781
Shares issued	6,583	935	261,720	530,245	240,564	1,502,023	84,205	80,498
Shares issued as reinvestment of dividends	22,919	64,187	103,664	109,284	175,513	263,178	1,686	3,560
Shares redeemed	—	(1,406,093)	(51,072)	(964,498)	(373,464)	(3,304,060)	(49,192)	—
Net increase (decrease)	29,502	(1,340,971)	314,312	(324,969)	42,613	(1,538,859)	36,699	84,058
Capital shares outstanding at end of period	4,266,031	4,236,529	6,008,232	5,693,920	3,056,001	3,013,388	648,538	611,839

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund		Bond Fund		Money Market Fund
	2011	2010	2011	2010	2011	2010
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(58,261)	$(26,589)	$2,027,369	$2,070,076	$10,972	$7,103
Net realized gain (loss) on investments and futures contracts	610,947	281,611	222,728	183,375	(85)	945
Change in net unrealized appreciation (depreciation) of investments and futures contracts	(788,063)	1,042,486	2,419,088	1,426,040	(3,388)	(1,043)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(235,377)	1,297,508	4,669,185	3,679,491	7,499	7,005
LESS: DIVIDEND DISTRIBUTIONS (Note 6):
From net investment income	(4,871)	—	(2,036,732)	(2,060,111)	(11,015)	(7,963)
From capital gains	—	—	—	—	(253)	—
Total distributions	(4,871)	—	(2,036,732)	(2,060,111)	(11,268)	(7,963)
CAPITAL TRANSACTIONS:
Proceeds from the sale of shares	814,569	731,772	6,821,750	6,917,898	11,683,007	7,986,153
Dividend reinvestments	4,871	—	1,995,575	2,013,119	11,258	7,954
Cost of shares redeemed	(403,126)	(18,840)	(4,014,722)	(2,226,205)	(21,629,772)	(17,404,712)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	416,314	712,932	4,802,603	6,704,812	(9,935,507)	(9,410,605)
NET INCREASE (DECREASE) IN NET ASSETS	176,066	2,010,440	7,435,056	8,324,192	(9,939,276)	(9,411,563)
NET ASSETS, BEGINNING OF PERIOD	5,741,441	3,731,001	69,055,020	60,730,828	45,038,166	54,449,729
NET ASSETS, END OF PERIOD	$5,917,507	$5,741,441	$76,490,076	$69,055,020	$35,098,890	$45,038,166
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$6	$5	$38,799	$48,160	$1,524	$1,568
OTHER INFORMATION:
Capital shares outstanding at beginning of period	516,992	441,596	6,889,665	6,228,893	4,279,557	5,173,746
Shares issued	72,389	77,491	662,865	683,262	1,110,060	758,816
Shares issued as reinvestment of dividends	448	—	194,327	200,190	1,070	756
Shares redeemed	(42,783)	(2,095)	(393,509)	(222,680)	(2,055,154)	(1,653,761)
Net increase (decrease)	30,054	75,396	463,683	660,772	(944,024)	(894,189)
Capital shares outstanding at end of period	547,046	516,992	7,353,348	6,889,665	3,335,533	4,279,557

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2011 (or since the fund's inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund					Equity Index Fund
	Years Ended December 31,					Years Ended December 31,
Selected Per Share and Supplementary Data:	2011	2010	2009	2008	2007	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.43	$8.16	$6.62	$10.39	$10.80	$8.82	$7.84	$6.35	$10.20	$10.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.06	0.09	0.11	0.15	0.16	0.16	0.16	0.13	0.18	0.21
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	(0.09)	1.30	1.56	(3.84)	0.34	0.00	0.97	1.51	(3.94)	0.39
Total From Investment Operations	(0.03)	1.39	1.67	(3.69)	0.50	0.16	1.13	1.64	(3.76)	0.60
Less Distributions: Dividends (From Net Investment Income)	(0.05)	(0.12)	(0.13)	(0.07)	(0.15)	(0.15)	(0.15)	(0.15)	(0.09)	(0.19)
Distributions (From Capital Gains)	—	—	—	(0.01)	(0.76)	—	—	—	—	(0.47)
Total Distributions	(0.05)	(0.12)	(0.13)	(0.08)	(0.91)	(0.15)	(0.15)	(0.15)	(0.09)	(0.66)
Net Asset Value, End of Period	$9.35	$9.43	$8.16	$6.62	$10.39	$8.83	$8.82	$7.84	$6.35	$10.20
Total Return (%)(a)	(0.28)	17.28	25.45	(35.72)	4.62	1.98	14.83	26.15	(37.05)	5.74
Net Assets End of Period (in millions)	39.9	39.9	45.5	36.5	57.9	53.1	50.2	47.2	36.0	54.6
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	0.62	0.82	1.58	1.73	1.43	1.90	1.85	2.11	2.17	1.95
Ratio of Expenses to Average Net Assets (%)	1.19	1.09	0.89	0.86	0.79	0.79	0.84	0.52	0.49	0.41
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	1.19	0.93	0.50	0.50	0.50	0.13	0.13	0.13	0.13	0.13
Portfolio Turnover Rate (%)(b)	24.85	24.65	25.48	28.08	28.36	2.95	11.89	4.31	4.62	4.44

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  For the period May 1, 2007 (commencement of operations) to December 31, 2007.

(d)  Annualized.

(e)  Not annualized

(f)  Includes $0.01 of tax-basis return of capital distributions.

(g)  Represents tax-basis return of capital distributions.

(h)  Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(i)  Includes less than $0.005 of tax-basis return of capital distributions.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

	Mid-Cap Equity Index Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2011	2010	2009	2008		2007
Net Asset Value, Beginning of Period	$11.04	$9.72	$7.19	$11.83		$12.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.14	0.12	0.12	0.16		0.20
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	(0.36)	2.38	2.53	(4.38)		0.76
Total From Investment Operations	(0.22)	2.50	2.65	(4.22)		0.96
Less Distributions: Dividends (From Net Investment Income)	(0.14)	(0.11)	(0.12)	(0.09	)(f)	(0.19)
Distributions (From Capital Gains)	(0.49)	(1.07)	—	(0.33)		(1.14)
Total Distributions	(0.63)	(1.18)	(0.12)	(0.42)		(1.33)
Net Asset Value, End of Period	$10.19	$11.04	$9.72	$7.19		$11.83
Total Return (%)(a)	(1.93)	26.29	37.01	(36.19)		7.80
Net Assets End of Period (in millions)	31.2	33.3	44.3	32.2		50.5
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	1.24	1.22	1.54	1.56		1.57
Ratio of Expenses to Average Net Assets (%)	0.82	0.85	0.52	0.49		0.41
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13	0.13	0.13	0.13		0.13
Portfolio Turnover Rate (%)(b)	18.25	61.15	15.16	17.47		22.53

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Value Fund								Small Cap Growth Fund
	Year Ended December 31,						Period Ended December 31,		Year Ended December 31,						Period Ended December 31,
Selected Per Share and Supplementary Data:	2011	2010	2009		2008		2007(c)		2011	2010	2009		2008		2007(c)
Net Asset Value, Beginning of Period	$10.27	$8.21	$6.41		$8.92		$10.00		$11.11	$8.45	$6.62		$9.97		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.03	0.05	0.09		0.10		0.05		(0.11)	(0.05)	(0.01)		—		(0.01)
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	(0.30)	2.06	1.80		(2.52)		(1.00)		(0.17)	2.71	1.85		(3.34)		0.02
Total From Investment Operations	(0.27)	2.11	1.89		(2.42)		(0.95)		(0.28)	2.66	1.84		(3.34)		0.01
Less Distributions: Dividends (From Net Investment Income)	(0.03)	(0.05)	(0.09	)(i)	(0.09	)(f)	(0.05)		(0.01)	—	(0.01	)(g)	(0.01	)(g)	(0.01)
Distributions (From Capital Gains)	—	—	—		—		(0.08)		—	—	—		—		(0.03)
Total Distributions	(0.03)	(0.05)	(0.09)		(0.09)		(0.13)		(0.01)	—	(0.01)		(0.01)		(0.04)
Net Asset Value, End of Period	$9.97	$10.27	$8.21		$6.41		$8.92		$10.82	$11.11	$8.45		$6.62		$9.97
Total Return (%)(a)	(2.69)	25.89	29.52		(27.13)		(9.52	)(e)	(2.52)	31.44	27.88		(33.52)		0.10	(e)
Net Assets End of Period (in millions)	6.5	6.3	4.3		3.1		4.0		5.9	5.7	3.7		2.6		3.8
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	0.30	0.59	1.34		1.27		1.03	(d)	(0.93)	(0.60)	(0.18)		0.03		(0.22	)(d)
Ratio of Expenses to Average Net Assets (%)	1.54	1.38	1.24		1.21		1.29	(d)	1.54	1.38	1.24		1.21		1.30	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	1.54	1.25	0.85		0.85		0.87	(d)	1.54	1.25	0.85		0.85		0.88	(d)
Portfolio Turnover Rate (%)(b)	28.69	41.55	37.74		58.20		60.85	(e)	59.77	55.98	93.65		93.02		68.66	(e)

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  For the period May 1, 2007 (commencement of operations) to December 31, 2007.

(d)  Annualized.

(e)  Not annualized

(f)  Includes $0.01 of tax-basis return of capital distributions.

(g)  Represents tax-basis return of capital distributions.

(h)  Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(i)  Includes less than $0.005 of tax-basis return of capital distributions.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

	Bond Fund					Money Market Fund
	Years Ended December 31,					Years Ended December 31,
Selected Per Share and Supplementary Data:	2011	2010	2009	2008	2007	2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$10.02	$9.75	$9.29	$9.46	$9.27	$10.52		$10.52		$10.53	$10.55	$10.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.28	0.32	0.41	0.46	0.41	—		—		0.01	0.25	0.53
Net Realized or Unrealized Gains (or Losses) on Investments and Futures Contracts	0.38	0.27	0.46	(0.17)	0.20	—		—		(0.01)	—	—
Total From Investment Operations	0.66	0.59	0.87	0.29	0.61	—		—		—	0.25	0.53
Less Distributions: Dividends (From Net Investment Income)	(0.28)	(0.32)	(0.41)	(0.46)	(0.42)	—		—		(0.01)	(0.26)	(0.52)
Distributions (From Capital Gains)	—	—	—	—	—	—		—		—	(0.01)	—
Total Distributions	(0.28)	(0.32)	(0.41)	(0.46)	(0.42)	—		—		(0.01)	(0.27)	(0.52)
Net Asset Value, End of Period	$10.40	$10.02	$9.75	$9.29	$9.46	$10.52		$10.52		$10.52	$10.53	$10.55
Total Return (%)(a)	6.67	6.06	9.46	3.25	6.67	0.02		0.01		0.07	2.46	5.12
Net Assets End of Period (in millions)	76.5	69.1	60.7	51.4	50.3	35.1		45.0		54.4	84.9	94.8
Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	2.81	3.21	4.35	4.86	4.55	0.03		0.01		0.10	2.35	4.99
Ratio of Expenses to Average Net Assets (%)	1.13	1.00	0.84	0.81	0.74	0.84		0.84		0.57	0.56	0.48
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	1.13	0.87	0.45	0.45	0.45	0.11	(h)	0.16	(h)	0.18 (h)	0.20	0.20
Portfolio Turnover Rate (%)(b)	20.77	21.48	27.04	8.03	26.15	NA		NA		NA	NA	NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." At December 31, 2011, it had seven series of capital stock outstanding, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund (collectively, "the Funds"). Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser"). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations on May 3, 1999, and the Mid-Cap Equity Index Fund commenced operations on September 1, 2000. The Small Cap Value and Small Cap Growth Funds commenced operations on May 1, 2007.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•  Level 1 — quoted prices in active markets for identical securities.

•  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of December 31, 2011, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such securities as of December 31, 2011. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds' investments and other financial instruments as of December 31, 2011, by fair value input hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value: (See Portfolios of Investments for More Details)
All America Fund
Common Stock-Indexed	$23,278,160	—	—	$23,278,160
Common Stock-Active	$15,128,344	$41,872	—	$15,170,216
Convertible Preferred Stock	$27,455	—	—	$27,455
Short-Term Debt Securities	—	$199,993	—	$199,993
Temporary Cash Investments	—	$933,300	—	$933,300
	$38,433,959	$1,175,165	—	$39,609,124
Equity Index Fund
Common Stock	$51,386,562	—	—	$51,386,562
Short-Term Debt Securities	—	$1,199,919	—	$1,199,919
Temporary Cash Investments	—	$453,000	—	$453,000
	$51,386,562	$1,652,919	—	$53,039,481
Mid-Cap Equity Index Fund
Common Stock	$30,200,779	—	—	$30,200,779
Short-Term Debt Securities	—	$399,987	—	$399,987
Temporary Cash Investments	—	$522,900	—	$522,900
	$30,200,779	$922,887	—	$31,123,666
Small Cap Value Fund
Common Stock	$6,115,491	$32,608	—	$6,148,099
Convertible Preferred Stock	$24,435	—	—	$24,435
Temporary Cash Investments	—	$250,000	—	$250,000
	$6,139,926	$282,608	—	$6,422,534
Small Cap Growth Fund
Common Stock	$5,693,620	—	—	$5,693,620
Temporary Cash Investments	—	$200,000	—	$200,000
	$5,693,620	$200,000	—	$5,893,620
Bond Fund
U.S. Government Debt	—	$19,903,145	—	$19,903,145
U.S. Agency Residential Mortgage-Backed Obligations	—	$23,537,798	—	$23,537,798
Corporate Debt	—	$31,845,653	—	$31,845,653
Temporary Cash Investments	—	$658,200	—	$658,200
	—	$75,944,796	—	$75,944,796
Money Market Fund
U.S. Government Debt	—	$2,199,983	—	$2,199,983
U.S. Government Agency Short-Term Debt	—	$9,321,790	—	$9,321,790
Commercial Paper	—	$23,572,925	—	$23,572,925
	—	$35,094,698	—	$35,094,698
Other Financial Instruments:*
All America Fund	$2,079	—	—	$2,079
Equity Index Fund	$(3,146)	—	—	$(3,146)
Mid-Cap Equity Index Fund	$(6,909)	—	—	$(6,909)

*  Other financial instruments are derivative instruments not reflected in the Summary Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Year Ended December 31, 2011
	Balance December 31, 2010	Change in Unrealized Gains (Losses)(a)	Transfers Into Level 3	Transfers Out of Level 3(b)	Balance December 31, 2011	Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of December 31, 2011 Included in Statement of Operations
All America Fund — Active Common Stock	$51,032	—	—	$(51,032)	—	—
Small Cap Value Fund — Common Stock	$39,741	—	—	$(39,741)	—	—

(a)  Unrealized gains and losses on Level 3 securities are included in Change in Net Unrealized Appreciation (Depreciation) of Investments in the Statements of Operations

(b)  Reflects transfers into Level 2 as a result of a security no longer being carried at a calculated fair value due to a recent trade, as further described under Security Valuation below.

During 2011, there were no transfers of securities between Level 1 and Level 2.

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures About Fair Value Measurements." The ASU clarifies existing disclosure and requires additional disclosure regarding fair value measurements. The above disclosure reflects the additional requirements of ASU No. 2010-06.

In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurements (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU No. 2011-04"). ASU No. 2011-04 requires additional disclosures regarding fair value measurements in financial statements of interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact ASU No. 2011-04 will have on the Company's financial statement disclosures.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company. The Advisor uses a market approach to calculate fair value for equity securities which would be categorized as Level 3 above. The Adviser's valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which they are traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The "Underlying Face Amount at Value" (appearing in the "Notes to the Summary Portfolios of Investments in Securities"), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2011, the Equity Index Fund, Mid-Cap Equity Index Fund and the All America Fund purchased futures contracts with total principal amounts of $12,493,262, $11,369,890 and $6,231,411, respectively.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Expenses — Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from GAAP. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — Each of the Investment Company's funds intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund's tax return to determine whether it is "more-likely-than-not" that tax positions taken in the fund's tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of December 31, 2011, management has evaluated the tax positions taken on the Funds' tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds' financial statements. Each

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund's federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2011, the Funds had the following capital loss carry forwards to offset net capital gains, to the extent provided by Federal income tax regulations, which if unused will expire on the dates noted. In addition, the All America, Equity Index, Mid Cap Equity Index, Small Cap Growth and Money Market Funds generated post-October 2011 capital losses of $19,398, $168,626, $11,456, $13,316 and $289, respectively. During 2011, $846,402 of the Bond Fund's capital loss carryforward expired.

Expiring on December 31	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
2012	$0	$0	$0	$0
2013	0	0	0	0
2014	0	0	0	0
2015	0	0	0	0
2016	1,134,085	1,149,287	0	37,719
2017	2,440,558	113,774	0	336,062
2018	0	0	0	0
No Expiration	0	166,565	0	0
Total	$3,574,643	$1,429,626	$0	$373,781
Expiring on December 31	Small Cap Growth Fund		Bond Fund	Money Market Fund
2012		$0	$0	$0
2013		0	24,447	0
2014		0	189,614	0
2015		0	0	0
2016		0	0	0
2017		128,356	0	0
2018		0	0	0
No Expiration		0	0	0
Total		$128,356	$214,061	$0

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act were effective for the Funds' fiscal year ending December 31, 2011.

Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards (those expiring between December 31, 2011 and December 31, 2018) may be more likely to expire unused. Additionally, post-enactment capital losses (those relating to taxable years after 2010 and have no expiration date) that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has an Investment Advisory agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America Life. Each fund accrues a fee payable to the Adviser for investment management

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
All America Fund	.50%
Equity Index Fund	.125%
Mid-Cap Equity Index Fund	.125%
Small Cap Value Fund	.85%
Small Cap Growth Fund	.85%
Bond Fund	.45%
Money Market Fund	.20%

Effective September 3, 2009, the Adviser to the Money Market Fund agreed to waive as much of its fee (and reimburse the Fund's operating expenses) as necessary in order to cause the cumulative monthly total investment return, net of fees and expenses, to be no less than zero. Accordingly, during the year ended December 31, 2011, the Adviser's fee for the Money Market Fund ranged from .00% to .20%.

The Adviser's contractual expense limitation agreement, effective April 1, 2002, which limited each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment management fee, remained in effect through April 30, 2010. Effective May 1, 2010, a new expense limitation agreement went into effect. The new agreement only limits the Equity Index and Mid-Cap Equity Index Funds' total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to their respective investment management fee. The other funds' expenses are not limited. However, the Money Market Fund's total fees and expenses are subject to the September 3, 2009 limitation outlined above until such time as it is revoked. As a result, during the year ended December 31, 2011, all of the Money Market Fund's operating expenses, other than a portion of the investment management fee, were reimbursed by the Adviser. The May 1, 2010 expense limitation agreement will continue into successive calendar years unless the Adviser gives two weeks advance notice before the beginning of a calendar year to terminate the agreement.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and record keeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.  INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the year ended December 31, 2011 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$9,782,216	$5,140,562	$5,775,559	$2,367,753
Proceeds from sales of investments	$9,874,231	$1,491,412	$6,706,624	$1,895,592

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$3,823,907	$11,382,655	$—
Proceeds from sales of investments	$3,609,600	$8,422,159	$—

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

3.  INVESTMENTS (CONTINUED)

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$—	$—	$—	$—
Proceeds from sales of investments	$—	$—	$—	$—

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$—	$7,520,190	$—
Proceeds from sales of investments	$—	$6,315,646	$—

For the Money Market Fund the cost of short-term securities, including U.S. Government Securities, purchased was $609,694,663; net proceeds from sales were $619,685,505.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2011 for each of the Funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales and the tax treatment of distributions from Real Estate Investment Trusts (REITs).

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$7,329,608	$11,117,312	$4,497,655	$1,063,997
Unrealized Depreciation	(4,904,958)	(7,205,431)	(3,934,436)	(472,802)
Net	$2,424,650	$3,911,881	$563,219	$591,195
Tax Cost of Investments	$37,184,474	$49,127,600	$30,560,447	$5,831,342

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,012,631	$5,320,891	$115
Unrealized Depreciation	(250,857)	(121,365)	(2,925)
Net	$761,774	$5,199,526	$(2,810)
Tax Cost of Investments	$5,131,846	$70,745,270	$35,097,508

4.  CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At December 31, 2011, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth and Mid-Cap Equity Index Funds.

As of December 31, 2011, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of the following percentage of each fund's outstanding shares:

All America Fund	56%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	0%
Small Cap Value Fund	32%
Small Cap Growth	37%
Bond Fund	11%
Money Market Fund	12%

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

5.  FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund's outstanding shares) at December 31, 2011 were as follows:

All America Fund: one shareholder owning 25%.

Equity Index Fund: two shareholders owning 65% and 13% respectively.

Mid-Cap Equity Index Fund: three shareholders owning 48%, 25% and 12%, respectively.

Small Cap Value Fund: one shareholder owning 54%.

Small Cap Growth Fund: one shareholder owning 51%.

Bond Fund: two shareholders owning 66% and 6%, respectively.

Money Market Fund: two shareholders owning 16% and 7%, respectively.

6.  DIVIDENDS

On June 30, 2011, dividend distributions from net investment income were declared and paid for each of the Funds other than the Small Cap Growth and Money Market Funds. Additionally, remaining required distributions relating to 2010 were made in accordance with Internal Revenue Code Section 855(a) and paid on August 18, 2011. On December 30, 2011, dividend distributions from net investment income and, as applicable, from net realized gains on investment transactions, were declared and paid for each of the Funds other than the Equity Index and All America Funds.

On April 27, 2010, a special dividend distribution from net investment income and net realized gains on investment transactions was declared and paid for the Mid-Cap Equity Index Fund. On June 30, 2010, dividend distributions from net investment income were declared and paid for each of the Funds. Additionally, remaining required distributions relating to 2009 were made in accordance with Internal Revenue Code Section 855(a) and paid on September 2, 2010. On December 30, 2010, dividend distributions from net investment income and, as applicable, from net realized gains on investment transactions, were declared and paid for each of the Funds.

Pursuant to shareholders' instructions, substantially all 2011 and 2010 dividend distributions (other than the special dividend) were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2011 and 2010 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary Income (a)
2011	$209,441	$910,433	$668,679	$16,883
2010	$511,591	$833,562	$984,565	$32,553
Long-term capital gains (b)
2011	$0	$0	$1,174,436	$0
2010	$0	$0	$3,447,538	$0

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Ordinary Income (a)
2011	$4,871	$2,036,732	$11,268
2010	$0	$2,060,111	$7,963
Long-term capital gains (b)
2011	$0	$0	$0
2010	$0	$0	$0

Notes:

(a)  Includes distributions from fund-level net short-term capital gains.

(b)  To the extent reported, each fund designates these amounts as capital gain dividends for Federal income tax purposes.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

6.  DIVIDENDS (CONTINUED)

Undistributed net income and gains (losses) — As of December 31, 2011, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$145,547	$530,752	$0	$0
Accumulated undistributed realized gain (loss) on investments and futures contracts	$(3,574,643)	$(1,429,626)	$61,988	$(373,781)
Net unrealized appreciation (depreciation) of investments and futures contracts	$2,426,728	$3,908,736	$556,309	$591,195

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$0	$38,798	$1,523
Accumulated undistributed realized gain (loss) on investments and futures contracts	$(128,356)	$(214,061)	$0
Net unrealized appreciation (depreciation) of investments and futures contracts	$761,774	$5,199,526	$(2,810)

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of assets and liabilities are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Reclassifications — Periodically, the funds may reclassify book to tax differences as a result of differences arising in the accounting for REIT securities and fund distributions for Federal income tax purposes versus financial reporting purposes. Each fund's net assets are not affected by these reclassifications.

During the year ended December 31, 2011, each Fund reclassified the following book to tax differences.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$(206)	$(18,253)	$11,893	$(3,633)
Accumulated undistributed net realized gain (loss) on investments and futures contracts	16,079	18,253	(11,893)	5,471
Paid in capital	$(15,873)	$0	$0	$(1,838)

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$63,132	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	2,836	846,402	0
Paid in capital	$(65,968)	$(846,402)	$0

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Directors
of Mutual of America Institutional Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of Mutual of America Institutional Funds, Inc., comprising the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund, (collectively, the "Funds"), including the portfolio of investments in securities for the Money Market Fund, and the summary portfolios of investments in securities for each of the remaining Funds as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Mutual of America Institutional Funds, Inc., as of December 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 28, 2012

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ADDITIONAL INFORMATION

Directors and Officers — unaudited

The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o Mutual of America Institutional Funds, Inc., 320 Park Avenue, New York, New York 10022. The Investment Company does not hold regular annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other investment companies advised by or affiliated with the Adviser or Mutual of America with the exception of serving on the Board of Directors of Mutual of America Investment Corporation, an affiliated registered management investment company, which also receives investment advice from the Adviser. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. Mr. Greed serves as director of one other investment company advised by or affiliated with the Adviser, Mutual of America Investment Corporation.

The Investment Company's Statement of Additional Information ("SAI"), filed with the Securities and Exchange Commission, contains additional information about the Investment Company's Directors and Officers. A copy of the latest SAI can be obtained, without charge, by writing to Mutual of America Institutional Funds, Inc., at 320 Park Avenue, New York, NY 10022-6839 or by calling 1-800-914-8716 or through the following websites: http://www.institutionalfunds.com or http://www.sec.gov.

Independent Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Carolyn N. Dolan age 65	since May 2008	Founding Principal and Portfolio Manager, Samson Capital Advisors LLC, 2004 to present; prior thereto, Senior Vice President and Senior Managing Director, Offit Investment Group	Trustee, Fordham University; Mutual of America Investment Corporation

Kevin M. Kearney age 59	since April 2011	Partner, Wingate, Kearney & Cullen	Director, Concern Worldwide, USA; Trustee, College of Mount Saint Vincent; Director, Mutual of America Investment Corporation

LaSalle D. Leffall, III, age 49	since April 2011	President and Founder, LDL Financial, Inc., the managing member of LDL Financial, LLC	Federal Home Loan Bank of Atlanta; Lockhart Companies Incorporated; Mutual of America Investment Corporation

John W. Sibal, age 59	since April 2011	President & Chief Executive Officer, Eustis Commercial Mortgage Corporation	Vice Chairman and Director, New Orleans Recreation Development Fund; Director, Eustis Commercial Mortgage Corporation; Director, Mutual of America Investment Corporation

Independent Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Margaret M. Smyth age 48	since April 2011	Vice President, Chief Financial Officer, Hamilton Sundstrand, a United Technologies Company, 2010-2011; Vice President, Controller, United Technologies Corporation, 2007-2010; prior thereto, Vice President and Chief Accounting Officer, 3M Company	Director, Martha Stewart Living Omnimedia, Inc.; Trustee, Concern Worldwide (U.S.) Inc.; Trustee Fellow, Fordham University; Executive Board Member, Financial Executives International Committee on Corporate Reporting; Member, IFRS Interpretations Committee; Member, International Accounting Standards Board; Member, Business Executives for National Security (BENS); Director, Mutual of America Investment Corporation

Patrick J. Waide, Jr. age 74	since August 1996	Certified Public Accountant	Trustee, John Simon Guggenheim Memorial Foundation; Director, The National Catholic Reporter Publishing Company; Director, Mutual of America Investment Corporation

William E. Whiston, age 58	since February 2011	Chief Financial Officer, the Archdiocese of New York; prior thereto Executive Vice President and member, United States Management Board at Allied Irish Bank; Adjunct Professor in Finance, Fordham University Graduate School of Business;	Trustee and Treasurer, Trustees of St. Patrick's Cathedral in New York City; Trustee, St. Joseph's Seminary; Trustee, New York Medical College; Director, Mutual of America Investment Corporation

Interested Director

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
John R. Greed Chairman of the Board, President and Chief Executive Officer, age 51	Chairman of the Board since September 2003	Senior Executive Vice President and Chief Financial Officer, Mutual of America Life Insurance Company and Mutual of America Holding Company, Inc. since December 2007; prior thereto, Senior Executive Vice President and Treasurer; Senior Executive Vice President, Chief Financial Officer and Treasurer, Mutual of America Capital Management Corporation; Chairman of the Board, President and Chief Executive Officer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.	Mutual of America Life Insurance Company, Mutual of America Holding Company, Inc. , Mutual of America Investment Corporation

Mr. Greed is an "interested person" as an officer of the Adviser and of affiliates of the Adviser.

Officers

Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
James J. Roth Executive Vice President and General Counsel, age 62	since April 2009	Executive Vice President and General Counsel, Mutual of America Life Insurance Company since April 2009, prior thereto Executive Vice President, Deputy General Counsel, prior thereto Senior Vice President, Chief Compliance Officer, prior thereto Vice President and Associate General Counsel; Executive Vice President and General Counsel, Mutual of America Capital Management Corporation, Mutual of America Securities Corporation, Mutual of America Investment Corporation, and Mutual of America Institutional Funds, Inc; Chairman, President and Chief Executive Officer, Mutual of America Holding Company, Inc.	Mutual of America Life Insurance Company; Mutual of America Holding Company, Inc.; Mutual of America Foundation; Respect for Law Alliance, Stuyvesant Town Peter Cooper Village Tenants Association

George L. Medlin, Executive Vice President, and Treasurer, age 59	since February 2008	Executive Vice President and Treasurer, Mutual of America Life Insurance Company and Mutual of America Holding Company, Inc. since December 2007; prior thereto, Executive Vice President, Internal Audit, Mutual of America Life Insurance Company; Executive Vice President, Chief Financial Officer and Treasurer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.	Director and Board Treasurer, Nassau County Coalition Against Domestic Violence

Thomas L. Martin Executive Vice President, Deputy General Counsel and Secretary, age 62	since August 2003	Executive Vice President and Deputy General Counsel, Mutual of America Life Insurance Company since November 2008, prior thereto, Senior Vice President and Associate General Counsel; Executive Vice President Deputy General Counsel and Secretary, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.	None

Officers

Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Kathryn Lu Executive Vice President and Chief Compliance Officer, age 51	since July 2008	Executive Vice President and Chief Compliance Officer, Mutual of America Life Insurance Company, prior thereto Senior Vice President and Chief Compliance Officer, prior thereto Senior Vice President and Associate General Counsel, Mutual of America; Executive Vice President and Chief Compliance Officer, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.	None

John Corrigan Executive Vice President and Internal Auditor, age 51	since February 2008	Executive Vice President and Internal Auditor, Mutual of America Life Insurance Company, prior thereto Senior Vice President and Internal Auditor; Executive Vice President and Internal Auditor, Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc.	None

Quarterly Portfolio Schedule

Included in this Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.'s ("Investment Company") Fund portfolio holdings as of December 31, 2011. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn Lu
Chief Compliance Officer
Mutual of America Institutional Funds, Inc.
320 Park Avenue
New York, NY 10022-6839

Annual Shareholder Meeting

On April 22, 2011, the Investment Company held an Annual Shareholder Meeting for the purpose of electing the full Board of Directors. A total of 18,007,577 votes were cast, which represented 70.76% of the total outstanding shares as of the record date (February 18, 2011). The number and percentage of votes cast for each Board member were as follows:

Name	Number of Shares Voted For	Percentage of Shares Voted For	Number of Shares Abstained	Percentage of Shares Abstained
Carolyn N. Dolan	15,796,478	87.72%	2,211,099	12.28%
John R. Greed	15,796,478	87.72%	2,211,099	12.28%
Kevin M. Kearney	15,796,478	87.72%	2,211,099	12.28%
LaSalle D. Leffall, III	15,796,478	87.72%	2,211,099	12.28%
John W. Sibal	15,796,478	87.72%	2,211,099	12.28%
Margaret M. Smyth	15,796,478	87.72%	2,211,099	12.28%
Patrick J. Waide, Jr.	15,796,478	87.72%	2,211,099	12.28%
William E. Whiston	15,796,478	87.72%	2,211,099	12.28%

Supplemental Dividend Information — Unaudited

The Bond and Money Market Funds' dividend distributions do not qualify for the corporate dividends received deduction. For the All America, Equity Index, Mid-Cap Equity Index and Small Cap Value Funds, 100%, 100%, 58.08% and 100%, respectively of the Funds' ordinary income qualifies for the corporate dividends received deduction. No dividends were distributed by the Small Cap Growth Fund.

In 2011, the Mid-Cap Equity Index Fund reported long-term capital gains dividends of $1,045,235 for Federal income tax purposes.

MUTUAL OF AMERICA
INSTITUTIONAL
FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES CORPORATION
320 PARK AVENUE
NEW YORK, NY 10022-6839
800-914-8716

ITEM 2.    CODE OF ETHICS.

Mutual of America Institutional Funds, Inc. has adopted a Code of Ethics that applies to its principal executive and financial officers, as well as all Access Persons as defined under Rule 17j-1 of the Investment Company Act of 1940.  The Code consists of two sections.  The first section, designated as Section A, is the Code of Ethics required under Rule 17j-1.  Section A requires those subject to it to submit periodic reports detailing their securities holdings and transactions (subject to several exemptions contained in the rules) and requires pre-approval for certain securities transactions by such persons, including purchases and sales of reportable securities, investments in initial public offerings and private placements.

The second section, designated as Section B, is to assure compliance with the Code of Ethics requirements of Section 406 of the Sarbanes-Oxley Act of 2002.  It applies specifically to the Corporation’s principal executive and financial officers.

The two sections are not mutually exclusive and must be observed independently by each person to whom they are intended to apply.  Section A applies to all individuals while Section B applies to the individuals designated in Section B.  Both Sections explicitly require those individuals subject to the provisions of the Code of Ethics to promptly report violations of the Code of Ethics to the Chief Compliance Officer.

There have been no amendments to Sections A or B during the period covered by this report.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Mutual of America Institutional Funds, Inc.’s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a) (2) The audit committee financial expert is Patrick J. Waide, Jr.  He was Senior Vice-President, Administration at Sullivan & Company until March 1998; Director of the Drucker Foundation from 1996-1999 and President, Drucker Foundation in 1999.  Mr. Waide is considered an independent director.

(a) (3) Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Aggregate Audit Fees:

2011: $115,662

2010: $101,093

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h) Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a) Schedule I – Portfolios of Investments in Securities follows for those Funds for which a summary portfolio is presented in the Annual Report to Shareholders:

(b) Not applicable.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2011

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.3%)
Abercrombie & Fitch Co. Cl A	180	8,791
Amazon.com, Inc.*	737	127,575
Apollo Group, Inc.*	239	12,875
AutoNation, Inc.*	97	3,576
AutoZone, Inc.*	57	18,523
Bed Bath & Beyond, Inc.*	486	28,173
Best Buy Co., Inc.	607	14,186
Big Lots, Inc.*	133	5,022
BorgWarner, Inc.*	226	14,405
Cablevision Systems Corp. Cl A	552	7,849
CarMax, Inc.*	463	14,112
Carnival Corp.	926	30,225
CBS Corp. Cl B	1,368	37,128
Chipotle Mexican Grill, Inc. Cl A*	66	22,291
Coach, Inc.	605	36,929
Comcast Corp. Cl A	5,487	130,097
D.R. Horton, Inc.	565	7,125
Darden Restaurants, Inc.	274	12,489
DeVry, Inc.	123	4,731
DIRECTV Cl A*	1,534	65,594
Discovery Communications, Inc. Cl A*	556	22,779
Disney (Walt) Co.	3,780	141,750
Dollar Tree, Inc.*	240	19,946
Expedia, Inc.	194	5,630
Family Dollar Stores, Inc.	235	13,550
Ford Motor Co.*	7,863	84,606
GameStop Corp. Cl A*	286	6,901
Gannett Co., Inc.	487	6,511
Gap, Inc.	699	12,966
Genuine Parts Co.	317	19,400
Goodyear Tire & Rubber Co.*	486	6,887
H&R Block, Inc.	619	10,108
Harley-Davidson, Inc.	463	17,997
Harman Int’l. Industries, Inc.	144	5,478
Hasbro, Inc.	240	7,654
Home Depot, Inc.	3,098	130,240
International Game Technology	612	10,526
Interpublic Group of Cos., Inc.	963	9,370
Johnson Controls, Inc.	1,430	44,702
Kohl’s Corp.	530	26,156
Leggett & Platt, Inc.	287	6,612
Lennar Corp. Cl A	326	6,406
Limited Brands, Inc.	509	20,538
Lowe’s Cos., Inc.	2,520	63,958
Macy’s, Inc.	826	26,581
Marriott International, Inc. Cl A	549	16,014
Mattel, Inc.	692	19,210
McDonald’s Corp.	2,094	210,091
McGraw-Hill Cos., Inc.	600	26,982
Netflix, Inc.*	117	8,107
Newell Rubbermaid, Inc.	587	9,480
News Corp. Cl A	4,508	80,423
NIKE, Inc. Cl B	760	73,241
Nordstrom, Inc.	325	16,156
O’Reilly Automotive, Inc.*	257	20,547
Omnicom Group, Inc.	585	26,079
Penney (J.C.) Co., Inc.	282	9,912

Priceline.com, Inc.*	104	48,642
Pulte Homes, Inc.*	702	4,430
Ralph Lauren Corp.	132	18,227
Ross Stores, Inc.	463	22,006
Scripps Networks Interactive, Inc. Cl A	201	8,526
Sears Hldgs. Corp.*	81	2,574
Staples, Inc.	1,435	19,932
Starbucks Corp.	1,514	69,659
Starwood Hotels & Resorts	388	18,612
Target Corp.	1,381	70,735
Tiffany & Co.	265	17,559
Time Warner Cable, Inc.	660	41,956
Time Warner, Inc.	2,026	73,220
TJX Cos., Inc.	765	49,381
TripAdvisor, Inc.*	388	9,781
Urban Outfitters, Inc.*	234	6,449
V.F. Corp.	179	22,731
Viacom, Inc. Cl B	1,158	52,585
Washington Post Co. Cl B	10	3,768
Whirlpool Corp.	158	7,497
Wyndham Worldwide Corp.	311	11,765
Wynn Resorts Ltd.	159	17,568
Yum! Brands, Inc.	946	55,823
		2,498,616
CONSUMER STAPLES (6.7%)
Altria Group, Inc.	4,208	124,767
Archer-Daniels-Midland Co.	1,366	39,068
Avon Products, Inc.	860	15,024
Beam, Inc.	323	16,547
Brown-Forman Corp. Cl B	204	16,424
Campbell Soup Co.	362	12,033
Clorox Co.	269	17,905
Coca-Cola Co.	4,610	322,562
Coca-Cola Enterprises, Inc.	631	16,267
Colgate-Palmolive Co.	989	91,374
ConAgra Foods, Inc.	844	22,282
Constellation Brands, Inc. Cl A*	351	7,255
Costco Wholesale Corp.	889	74,071
CVS Caremark Corp.	2,650	108,067
Dean Foods Co.*	366	4,099
Dr. Pepper Snapple Group, Inc.	433	17,095
Estee Lauder Cos., Inc. Cl A	230	25,834
General Mills, Inc.	1,319	53,301
Heinz (H.J.) Co.	651	35,180
Hershey Co.	312	19,275
Hormel Foods Corp.	283	8,289
J.M. Smucker Co.	232	18,135
Kellogg Co.	511	25,841
Kimberly-Clark Corp.	799	58,774
Kraft Foods, Inc. Cl A	3,594	134,272
Kroger Co.	1,227	29,718
Lorillard, Inc.	281	32,034
McCormick & Co., Inc.	271	13,664
Mead Johnson Nutrition Co.	421	28,935
Molson Coors Brewing Co. Cl B	311	13,541
PepsiCo, Inc.	3,185	211,325
Philip Morris Int’l., Inc.	3,561	279,467
Proctor & Gamble Co.	5,605	373,910
Reynolds American, Inc.	698	28,911
Safeway, Inc.	712	14,980
Sara Lee Corp.	1,194	22,590

SUPERVALU, Inc.	427	3,467
Sysco Corp.	1,219	35,753
Tyson Foods, Inc. Cl A	593	12,240
Wal-Mart Stores, Inc.	3,523	210,534
Walgreen Co.	1,786	59,045
Whole Foods Market, Inc.	332	23,101
		2,676,956
ENERGY (7.3%)
Alpha Natural Resources, Inc.*	466	9,520
Anadarko Petroleum Corp.	1,059	80,833
Apache Corp.	810	73,370
Baker Hughes, Inc.	919	44,700
Cabot Oil & Gas Corp.	222	16,850
Cameron International Corp.*	514	25,284
Chesapeake Energy Corp.	1,368	30,493
Chevron Corp.	4,206	447,513
ConocoPhillips	2,769	201,777
Consol Energy, Inc.	465	17,066
Denbury Resources, Inc.*	837	12,639
Devon Energy Corp.	857	53,134
Diamond Offshore Drilling, Inc.	148	8,178
El Paso Corp.	1,582	42,034
EOG Resources, Inc.	562	55,363
EQT Corp.	307	16,821
Exxon Mobil Corp.	9,782	829,117
FMC Technologies, Inc.*	489	25,540
Halliburton Co.	1,869	64,499
Helmerich & Payne, Inc.	227	13,248
Hess Corp.	625	35,500
Marathon Oil Corp.	1,454	42,559
Marathon Petroleum Corp.	753	25,067
Murphy Oil Corp.	405	22,575
Nabors Industries Ltd.*	594	10,300
National Oilwell Varco, Inc.	913	62,075
Newfield Exploration Co.*	283	10,678
Noble Corp*	530	16,017
Noble Energy, Inc.	362	34,169
Occidental Petroleum Corp.	1,708	160,040
Peabody Energy Corp.	554	18,343
Pioneer Natural Resources Co.	258	23,086
QEP Resources, Inc.	370	10,841
Range Resources Corp.	325	20,131
Rowan Cos., Inc.*	265	8,037
Schlumberger Ltd.	2,850	194,684
Southwestern Energy Co.*	739	23,604
Spectra Energy Corp.	1,329	40,867
Sunoco, Inc.	211	8,655
Tesoro Corp.*	281	6,564
Valero Energy Corp.	1,126	23,702
Williams Cos., Inc.	1,236	40,813
		2,906,286
FINANCIALS (7.7%)
ACE Ltd.	689	48,313
Aflac, Inc.	968	41,876
Allstate Corp.	1,005	27,547
American Express Co.	2,075	97,878
American Int’l. Group, Inc.*	860	19,952
Ameriprise Financial, Inc.	448	22,239
Aon Corp.	648	30,326
Apartment Investment & Management Co. Cl A	236	5,407
Assurant, Inc.	184	7,555

AvalonBay Communities, Inc.	183	23,900
Bank of America Corp.	20,559	114,308
Bank of New York Mellon Corp.	2,403	47,844
BB&T Corp.	1,362	34,282
Berkshire Hathaway, Inc. Cl B*	3,632	277,122
BlackRock, Inc.	202	36,004
Boston Properties, Inc.	289	28,784
Capital One Financial Corp.	961	40,641
CBRE Group, Inc.*	641	9,756
Charles Schwab Corp.	2,316	26,078
Chubb Corp.	562	38,902
Cincinnati Financial Corp.	324	9,869
Citigroup, Inc.	6,097	160,412
CME Group, Inc.	135	32,895
Comerica, Inc.	400	10,320
Discover Financial Svcs.	1,121	26,904
E*Trade Financial Corp.*	565	4,497
Equity Residential	574	32,735
Federated Investors, Inc. Cl B	191	2,894
Fifth Third Bancorp	1,832	23,303
First Horizon National Corp.	530	4,240
Franklin Resources, Inc.	302	29,010
Genworth Financial, Inc. Cl A*	981	6,426
Goldman Sachs Group, Inc.	1,025	92,691
Hartford Financial Svcs. Group, Inc.	913	14,836
HCP, Inc.	808	33,475
Health Care REIT, Inc.	377	20,558
Host Hotels & Resorts, Inc.	1,427	21,077
Hudson City Bancorp, Inc.	1,016	6,350
Huntington Bancshares, Inc.	1,732	9,509
IntercontinentalExchange, Inc.*	148	17,841
Invesco Ltd.	917	18,423
JPMorgan Chase & Co.	7,486	248,910
KeyCorp	1,918	14,749
Kimco Realty Corp.	798	12,960
Legg Mason, Inc.	259	6,229
Leucadia National Corp.	399	9,073
Lincoln National Corp.	606	11,769
Loews Corp.	625	23,531
M&T Bank Corp.	250	19,085
Marsh & McLennan Cos., Inc.	1,100	34,782
MetLife, Inc.	2,143	66,819
Moody’s Corp.	412	13,876
Morgan Stanley	2,991	45,254
Nasdaq OMX Group, Inc.*	260	6,373
Northern Trust Corp.	487	19,314
NYSE Euronext	543	14,172
People’s United Financial, Inc.	724	9,303
Plum Creek Timber Co., Inc.	321	11,736
PNC Financial Svcs. Grp., Inc.	1,047	60,380
Principal Financial Grp., Inc.	617	15,178
Progressive Corp.	1,203	23,471
ProLogis, Inc.	917	26,217
Prudential Financial, Inc.	952	47,714
Public Storage	282	37,918
Regions Financial Corp.	2,561	11,012
Simon Property Group, Inc.	581	74,914
SLM Corp.	1,074	14,392
State Street Corp.	990	39,907
SunTrust Banks, Inc.	1,060	18,762
T. Rowe Price Group, Inc.	517	29,443

Torchmark Corp.	206	8,938
Travelers Cos., Inc.	824	48,756
U.S. Bancorp	3,828	103,547
Unum Group	593	12,495
Ventas, Inc.	559	30,818
Vornado Realty Trust	364	27,977
Wells Fargo & Co.	10,703	294,975
Weyerhaeuser Co.	1,070	19,977
XL Group PLC	640	12,653
Zions Bancorporation	371	6,040
		3,090,398
HEALTH CARE (6.9%)
Abbott Laboratories	3,187	179,205
Aetna, Inc.	726	30,630
Agilent Technologies, Inc.*	689	24,067
Allergan, Inc.	614	53,872
AmerisourceBergen Corp.	521	19,376
Amgen, Inc.	1,549	99,461
Bard (C.R.), Inc.	173	14,792
Baxter International, Inc.	1,180	58,386
Becton, Dickinson & Co.	449	33,549
Biogen Idec, Inc.*	497	54,695
Boston Scientific Corp.*	3,136	16,746
Bristol-Myers Squibb Co.	3,420	120,521
Cardinal Health, Inc.	703	28,549
CareFusion Corp.*	458	11,638
Celgene Corp.*	919	62,124
Cerner Corp.*	304	18,620
CIGNA Corp.	586	24,612
Coventry Health Care, Inc.*	298	9,050
Covidien PLC	971	43,705
DaVita, Inc.*	188	14,252
Dentsply International, Inc.	293	10,252
Edwards Lifesciences Corp.*	236	16,685
Express Scripts, Inc.*	1,016	45,405
Forest Laboratories, Inc.*	549	16,613
Gilead Sciences, Inc.*	1,567	64,137
Hospira, Inc.*	327	9,931
Humana, Inc.	338	29,612
Intuitive Surgical, Inc.*	80	37,041
Johnson & Johnson	5,572	365,412
Laboratory Corp. of America Hldgs.*	203	17,452
Life Technologies Corp.*	360	14,008
Lilly (Eli) & Co.	2,040	84,782
McKesson Corp.	510	39,734
Medco Health Solutions, Inc.*	819	45,782
Medtronic, Inc.	2,192	83,844
Merck & Co., Inc.	6,079	229,178
Mylan, Inc.*	855	18,348
Patterson Cos., Inc.	192	5,668
PerkinElmer, Inc.	225	4,500
Perrigo Co.	189	18,390
Pfizer, Inc.	15,445	334,230
Quest Diagnostics, Inc.	320	18,579
St. Jude Medical, Inc.	677	23,221
Stryker Corp.	678	33,703
Tenet Healthcare Corp.*	840	4,309
Thermo Fisher Scientific, Inc.*	783	35,212
UnitedHealth Group, Inc.	2,134	108,151
Varian Medical Systems, Inc.*	233	15,641
Waters Corp.*	183	13,551

Watson Pharmaceuticals, Inc.*	259	15,628
WellPoint, Inc.	711	47,104
Zimmer Hldgs., Inc.*	367	19,605
		2,743,558
INDUSTRIALS (6.2%)
3M Co.	1,426	116,547
Avery Dennison Corp.	214	6,138
Boeing Co.	1,494	109,585
Caterpillar, Inc.	1,352	122,491
Cintas Corp.	219	7,623
Cooper Industries PLC Cl A	321	17,382
CSX Corp.	2,151	45,300
Cummins, Inc.	394	34,680
Danaher Corp.	1,125	52,920
Deere & Co.	848	65,593
Donnelley (R.R.) & Sons Co.	377	5,440
Dover Corp.	370	21,479
Dun & Bradstreet Corp.	99	7,408
Eaton Corp.	682	29,687
Emerson Electric Co.	1,503	70,025
Equifax, Inc.	245	9,491
Expeditors Int’l. of Wash.	427	17,490
Fastenal Co.	582	25,381
FedEx Corp.	601	50,190
Flowserve Corp.	114	11,322
Fluor Corp.	353	17,738
General Dynamics Corp.	723	48,014
General Electric Co.	20,767	371,937
Goodrich Corp.	255	31,544
Grainger (W.W.), Inc.	124	23,212
Honeywell International, Inc.	1,544	83,916
Illinois Tool Works, Inc.	976	45,589
Ingersoll-Rand PLC	626	19,074
Iron Mountain, Inc.	375	11,550
Jacobs Engineering Group, Inc.*	262	10,632
Joy Global, Inc.	203	15,219
L-3 Communications Hldgs., Inc.	203	13,536
Lockheed Martin Corp.	538	43,524
Masco Corp.	732	7,671
Norfolk Southern Corp.	697	50,783
Northrop Grumman Corp.	529	30,936
Paccar, Inc.	744	27,878
Pall Corp.	235	13,430
Parker Hannifin Corp.	312	23,790
Pitney Bowes, Inc.	408	7,564
Precision Castparts Corp.	287	47,295
Quanta Services, Inc.*	425	9,155
Raytheon Co.	695	33,624
Republic Services, Inc.	644	17,742
Robert Half Int’l., Inc.	292	8,310
Robinson (C.H.) Worldwide, Inc.	331	23,097
Rockwell Automation, Inc.	294	21,571
Rockwell Collins, Inc.	308	17,054
Roper Industries, Inc.	194	16,853
Ryder System, Inc.	104	5,527
Snap-On, Inc.	119	6,024
Southwest Airlines Co.	1,519	13,003
Stanley Black & Decker, Inc.	351	23,728
Stericycle, Inc.*	175	13,636
Textron, Inc.	554	10,243
Tyco International Ltd.	953	44,515

Union Pacific Corp.	986	104,457
United Parcel Service, Inc. Cl B	1,940	141,989
United Technologies Corp.	1,885	137,775
Waste Management, Inc.	946	30,944
Xylem, Inc.	364	9,351
		2,459,602
INFORMATION TECHNOLOGY (11.2%)
Accenture Ltd. Cl A	1,419	75,533
Adobe Systems, Inc.*	946	26,743
Advanced Micro Devices, Inc.*	1,210	6,534
Akamai Technologies, Inc.*	360	11,621
Altera Corp.	653	24,226
Amphenol Corp. Cl A	340	15,433
Analog Devices, Inc.	596	21,325
Apple, Inc.*	1,928	780,835
Applied Materials, Inc.	2,670	28,596
Autodesk, Inc.*	468	14,194
Automatic Data Processing, Inc.	998	53,902
BMC Software, Inc.*	346	11,342
Broadcom Corp. Cl A*	970	28,479
CA, Inc.	768	15,525
Cisco Systems, Inc.	11,136	201,339
Citrix Systems, Inc.*	384	23,316
Cognizant Technology Solutions*	621	39,937
Computer Sciences Corp.	305	7,229
Compuware Corp.*	452	3,761
Corning, Inc.	3,224	41,848
Dell, Inc.*	3,097	45,309
eBay, Inc.*	2,384	72,307
Electronic Arts, Inc.*	660	13,596
EMC Corp.*	4,181	90,059
F5 Networks, Inc.*	167	17,722
Fidelity Nat’l. Information Svcs., Inc.	488	12,976
First Solar, Inc.*	165	5,570
Fiserv, Inc.*	288	16,917
FLIR Systems, Inc.	313	7,847
Google, Inc. Cl A*	520	335,868
Harris Corp.	241	8,686
Hewlett-Packard Co.	4,092	105,410
Int’l. Business Machines Corp.	2,475	455,098
Intel Corp.	10,272	249,096
Intuit, Inc.	620	32,606
Jabil Circuit, Inc.	371	7,294
JDS Uniphase Corp.*	490	5,116
Juniper Networks, Inc.*	1,100	22,451
KLA-Tencor Corp.	343	16,550
Lexmark International, Inc. Cl A	144	4,762
Linear Technology Corp.	463	13,904
LSI Corp.*	1,150	6,843
MasterCard, Inc. Cl A	223	83,139
Microchip Technology, Inc.	385	14,103
Micron Technology, Inc.*	1,997	12,561
Microsoft Corp.	15,102	392,044
Molex, Inc.	288	6,872
Motorola Mobility Hldgs., Inc.*	540	20,952
Motorola Solutions, Inc.	587	27,172
NetApp, Inc.*	753	27,311
Novellus Systems, Inc.*	119	4,914
Nvidia Corp.*	1,278	17,713
Oracle Corp.	8,280	212,382
Paychex, Inc.	656	19,752

QUALCOMM, Inc.	3,464	189,481
Red Hat, Inc.*	386	15,938
SAIC, Inc.*	561	6,895
Salesforce.com, inc.*	289	29,322
SanDisk Corp.*	499	24,556
Symantec Corp.*	1,515	23,710
TE Connectivity Ltd.	875	26,959
Teradata Corp.*	343	16,639
Teradyne, Inc.*	376	5,125
Texas Instruments, Inc.	2,283	66,458
Total System Services, Inc.	336	6,572
VeriSign, Inc.	314	11,216
Visa, Inc. Cl A	1,031	104,677
Western Digital Corp.*	472	14,608
Western Union Co.	1,243	22,697
Xerox Corp.	2,796	22,256
Xilinx, Inc.	534	17,120
Yahoo!, Inc.*	2,612	42,132
		4,462,981
MATERIALS (2.0%)
Air Products & Chemicals, Inc.	419	35,695
Airgas, Inc.	138	10,775
Alcoa, Inc.	2,201	19,039
Allegheny Technologies, Inc.	213	10,181
Ball Corp.	325	11,606
Bemis Co., Inc.	209	6,287
CF Industries Hldgs., Inc.	138	20,007
Cliffs Natural Resources, Inc.	290	18,082
Dow Chemical Co.	2,386	68,621
Du Pont (E.I.) de Nemours & Co.	1,851	84,739
Eastman Chemical Co.	278	10,859
Ecolab, Inc.	608	35,148
FMC Corp.	139	11,960
Freeport-McMoRan Copper & Gold, Inc.	1,939	71,336
Int’l. Flavors & Fragrances, Inc.	166	8,702
International Paper Co.	865	25,604
MeadWestvaco Corp.	338	10,123
Monsanto Co.	1,083	75,886
Newmont Mining Corp.	1,016	60,970
Nucor Corp.	638	25,246
Owens-Illinois, Inc.*	333	6,454
PPG Industries, Inc.	316	26,383
Praxair, Inc.	603	64,461
Sealed Air Corp.	325	5,593
Sherwin-Williams Co.	174	15,533
Sigma-Aldrich Corp.	244	15,240
The Mosaic Co.	627	31,620
Titanium Metals Corp.	169	2,532
United States Steel Corp.	293	7,753
Vulcan Materials Co.	255	10,034
		806,469
TELECOMMUNICATION SERVICES (1.9%)
American Tower Corp. Cl A*	797	47,828
AT&T, Inc.	12,399	374,946
CenturyLink, Inc.	1,269	47,207
Frontier Communications Corp.	2,098	10,805
MetroPCS Communications, Inc.*	612	5,312
Sprint Nextel Corp.*	6,531	15,283
Verizon Communications, Inc.	5,778	231,813
Windstream Corp.	1,211	14,217
		747,411

UTILITIES (2.2%)
AES Corp.*	1,317	15,593
AGL Resources, Inc.	77	3,254
Ameren Corp.	498	16,499
American Electric Power Co., Inc.	980	40,484
CenterPoint Energy, Inc.	870	17,478
CMS Energy Corp.	511	11,283
Consolidated Edison, Inc.	590	36,598
Constellation Energy Group, Inc.	408	16,185
Dominion Resources, Inc.	1,157	61,414
DTE Energy Co.	346	18,840
Duke Energy Corp.	2,696	59,312
Edison International	658	27,241
Entergy Corp.	356	26,006
Exelon Corp.	1,360	58,983
FirstEnergy Corp.	864	38,275
Integrys Energy Group, Inc.	156	8,452
NextEra Energy, Inc.	853	51,931
NiSource, Inc.	570	13,572
Northeast Utilities	358	12,913
NRG Energy, Inc.*	475	8,607
Oneok, Inc.	209	18,118
Pepco Hldgs., Inc.	460	9,338
PG&E Corp.	800	32,976
Pinnacle West Capital Corp.	221	10,648
PPL Corp.	1,178	34,657
Progress Energy, Inc.	606	33,948
Public Svc. Enterprise Group, Inc.	1,025	33,835
SCANA Corp.	234	10,544
Sempra Energy	487	26,785
Southern Co.	1,744	80,730
TECO Energy, Inc.	436	8,345
Wisconsin Energy Corp.	465	16,256
Xcel Energy, Inc.	969	26,783
		885,883
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $21,865,468) 58.4%		23,278,160

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	A-1+	0.01	02/09/12	100,000	99,999
U.S. Treasury Bill (1)	A-1+	0.01	04/19/12	100,000	99,994
					199,993
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $199,996) 0.5%					199,993

TOTAL INDEXED ASSETS (Cost: $22,065,464) 58.9%					23,478,153

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (3.7%)
Abercrombie & Fitch Co. Cl A	513	25,055
AFC Enterprises, Inc.*	2,671	39,264
Amazon.com, Inc.*	543	93,993

American Axle & Mfg. Hldgs., Inc.*	2,694	26,644
ANN, Inc.*	1,105	27,382
Bassett Furniture Industries, Inc.	3,863	28,934
BorgWarner, Inc.*	308	19,632
Darden Restaurants, Inc.	802	36,555
Denny’s Corp.*	9,484	35,660
Dillard’s, Inc. Cl A	898	40,302
Discovery Communications, Inc. Cl A*	726	29,744
Disney (Walt) Co.	2,156	80,850
Express, Inc.*	2,085	41,575
Ford Motor Co.*	4,054	43,621
HSN, Inc.	800	29,008
Johnson Controls, Inc.	793	24,789
Lincoln Educational Svcs. Corp.	2,645	20,896
Macy’s, Inc.	1,477	47,530
Maidenform Brands, Inc.*	1,802	32,977
P.F. Chang’s China Bistro, Inc.	759	23,461
Pep Boys - Manny, Moe & Jack	6,535	71,885
Pinnacle Entertainment, Inc.*	2,592	26,335
Rent-A-Center, Inc.	2,154	79,698
Shutterfly, Inc.*	1,924	43,790
Sotheby’s	379	10,813
Starbucks Corp.	3,182	146,404
Steve Madden Ltd.*	1,125	38,813
Target Corp.	599	30,681
Time Warner Cable, Inc.	806	51,237
Time Warner, Inc.	1,356	49,006
Tupperware Brands Corp.	436	24,403
Urban Outfitters, Inc.*	971	26,761
Viacom, Inc. Cl B	1,539	69,886
Wolverine World Wide, Inc.	1,181	42,091
		1,459,675
CONSUMER STAPLES (2.8%)
Darling International, Inc.*	1,568	20,839
Dr. Pepper Snapple Group, Inc.	1,735	68,498
Estee Lauder Cos., Inc. Cl A	477	53,577
Hain Celestial Group, Inc.*	750	27,495
J.M. Smucker Co.	869	67,930
Kraft Foods, Inc. Cl A	765	28,580
Lorillard, Inc.	459	52,326
Nu Skin Enterprises, Inc. Cl A	498	24,188
PepsiCo, Inc.	1,482	98,331
Philip Morris Int’l., Inc.	1,716	134,672
Prestige Brands Hldgs., Inc.*	2,722	30,677
Proctor & Gamble Co.	2,398	159,971
The Pantry, Inc.*	1,945	23,282
TreeHouse Foods, Inc.*	528	34,521
Tyson Foods, Inc. Cl A	3,669	75,728
Vector Group Ltd.	2,436	43,263
Wal-Mart Stores, Inc.	2,648	158,244
		1,102,122
ENERGY (4.0%)
Abraxas Petroleum Corp.*	5,386	17,774
Apache Corp.	711	64,402
Carrizo Oil and Gas, Inc.*	1,250	32,938
Chevron Corp.	944	100,442
ConocoPhillips	2,007	146,250
CVR Energy, Inc.*	875	16,389
Energy XXI (Bermuda) Ltd.*	3,812	121,527
Exxon Mobil Corp.	3,840	325,478
Gasco Energy, Inc.*	40,578	9,130

Halliburton Co.	2,367	81,685
Hess Corp.	688	39,078
Houston American Energy Corp.*	1,503	18,322
Lufkin Industries, Inc.	351	23,626
MarkWest Energy Partners LP	1,042	57,373
McMoRan Exploration Co.*	14,821	215,645
National Oilwell Varco, Inc.	1,066	72,477
Noble Energy, Inc.	911	85,989
Occidental Petroleum Corp.	1,120	104,944
Range Resources Corp.	598	37,040
Saratoga Resources, Inc.*	3,500	25,550
		1,596,059
FINANCIALS (6.6%)
Aon Corp.	690	32,292
Ashford Hospitality Trust, Inc.	2,217	17,736
Aspen Insurance Hldgs. Ltd.	1,367	36,226
Associated Estates Realty Corp.	2,865	45,697
BancFirst Corp.	537	20,159
Bank of America Corp.	7,920	44,035
Bank of Marin Bancorp	356	13,382
Banner Corp.	615	10,547
BB&T Corp.	2,188	55,072
Berkshire Hathaway, Inc. Cl B*	1,322	100,869
Brookline Bancorp, Inc.	3,705	31,270
Bryn Mawr Bank Corp.	1,069	20,835
Capital One Financial Corp.	2,133	90,205
Cash America Int’l., Inc.	806	37,584
Chesapeake Lodging Trust	1,698	26,251
Citigroup, Inc.	2,085	54,856
Cogdell Spencer, Inc.	3,555	15,109
Colonial Properties Trust	3,481	72,614
Dime Community Bancshares	1,771	22,315
EastGroup Properties, Inc.	730	31,740
Ellington Financial LLC	2,819	48,402
Equity Lifestyle Properties, Inc.	817	54,486
FelCor Lodging Trust, Inc.*	11,991	36,573
First Interstate BancSytem, Inc.	1,634	21,291
First Niagara Financial Group, Inc.	3,665	31,629
Flushing Financial Corp.	489	6,176
Forest City Enterprises, Inc. Cl A*	2,778	32,836
Franklin Resources, Inc.	275	26,417
Glacier Bancorp, Inc.	1,984	23,868
Goldman Sachs Group, Inc.	732	66,195
Highwoods Properties, Inc.	1,205	35,752
IBERIABANK Corp.	454	22,382
Investors Bancorp, Inc.*	1,857	25,032
iShares Russell 2000 Growth Index Fund	225	18,952
Janus Capital Group, Inc.	3,290	20,760
JPMorgan Chase & Co.	4,719	156,907
Marlin Business Svcs. Corp.	1,985	25,210
MB Financial, Inc.	1,315	22,487
Meadowbrook Insurance Group, Inc.	4,026	42,998
MetLife, Inc.	2,151	67,068
Mid-America Apt. Communities, Inc.	722	45,161
National Retail Pptys., Inc.	1,075	28,359
NBH Hldgs. Co.†	2,617	41,872
Northwest Bancshares, Inc.	4,463	55,520
OneBeacon Insurance Group Ltd. Cl A	1,450	22,316
Pennsylvania REIT	2,689	28,073
PHH Corp.*	1,469	15,718
PNC Financial Svcs. Grp., Inc.	934	53,864

ProAssurance Corp.	973	77,665
Prosperity Bancshares, Inc.	696	28,606
PS Business Parks, Inc.	357	19,789
S.Y. Bancorp, Inc.	1,999	41,040
SeaBright Hldgs., Inc.	6,053	46,305
Senior Housing Pptys. Trust	2,031	45,575
Signature Bank*	1,424	85,426
Simon Property Group, Inc.	770	99,284
Steel Excel, Inc.*	417	10,008
Stifel Financial Corp.*	747	23,941
SVB Financial Group*	854	40,727
Symetra Financial Corp.	3,813	34,584
UMB Financial Corp.	622	23,170
Urstadt Biddle Properties Cl A	954	17,248
Wells Fargo & Co.	5,825	160,537
Westamerica Bancorporation	734	32,223
		2,641,226
HEALTH CARE (4.5%)
Abbott Laboratories	1,101	61,909
Abiomed, Inc.*	2,767	51,107
Alphatec Hldgs., Inc.*	5,374	9,243
AMERIGROUP Corp.*	475	28,063
Auxilium Pharmaceuticals, Inc.*	466	9,287
Bruker Corp.*	1,319	16,382
Celgene Corp.*	999	67,532
Cepheid, Inc.*	375	12,904
Computer Programs & Systems, Inc.	547	27,957
Conceptus, Inc.*	2,600	32,864
Cubist Pharmaceuticals, Inc.*	998	39,541
Cyberonics, Inc.*	1,397	46,800
DexCom, Inc.*	1,936	18,024
Emergent Biosolutions, Inc.*	1,042	17,547
Enzon Pharmaceuticals, Inc.*	4,168	27,926
Express Scripts, Inc.*	608	27,172
Forest Laboratories, Inc.*	2,385	72,170
Gilead Sciences, Inc.*	2,405	98,437
HMS Hldgs. Corp.*	1,595	51,008
Incyte Corp.*	687	10,312
Insulet Corp.*	1,017	19,150
IPC The Hospitalist Co.*	1,280	58,522
Ironwood Pharmaceuticals, Inc.*	668	7,996
McKesson Corp.	816	63,575
Medicines Co.*	3,146	58,642
Medidata Solutions, Inc.*	1,707	37,127
Merck & Co., Inc.	3,307	124,674
Mylan, Inc.*	3,220	69,101
Neogen Corp.*	861	26,381
NxStage Medical, Inc.*	2,012	35,773
Onyx Pharmaceuticals, Inc.*	662	29,095
OSI Pharmaceuticals, Inc. - rights*	131	0
PAREXEL International Corp.*	1,077	22,337
Pfizer, Inc.	7,706	166,758
QLT, Inc.*	6,406	46,124
Questcor Pharmaceuticals, Inc.*	350	14,553
Salix Pharmaceuticals Ltd.*	1,631	78,043
Seattle Genetics, Inc.*	1,036	17,317
St. Jude Medical, Inc.	823	28,229
SXC Health Solutions Corp.*	528	29,821
Thoratec Corp.*	970	32,553
UnitedHealth Group, Inc.	1,486	75,310
ViroPharma, Inc.*	450	12,326

WellPoint, Inc.	482	31,933
		1,811,525
INDUSTRIALS (4.9%)
Acacia Research Corp.*	650	23,732
Acco Brands Corp.*	2,980	28,757
Actuant Corp. Cl A	1,648	37,393
Alaska Air Group, Inc.*	577	43,327
Astec Industries, Inc.*	772	24,866
Astronics Corp.*	1,182	42,327
AZZ, Inc.	1,703	77,384
Belden, Inc.	452	15,043
Boeing Co.	1,589	116,553
Caterpillar, Inc.	1,151	104,281
Cummins, Inc.	807	71,032
EMCOR Group, Inc.	746	20,000
Encore Wire Corp.	1,864	48,278
EnPro Industries, Inc.*	763	25,164
Expeditors Int’l. of Wash.	1,482	60,703
FedEx Corp.	808	67,476
General Electric Co.	9,340	167,279
Genesee & Wyoming, Inc. Cl A*	1,831	110,922
Graham Corp.	1,121	25,155
Healthcare Svcs. Group, Inc.	1,425	25,208
Hub Group, Inc. Cl A*	600	19,458
Insperity, Inc.	878	22,257
Kaydon Corp.	1,132	34,526
Miller Industries, Inc.	2,554	40,174
Mueller Industries, Inc.	1,906	73,229
Old Dominion Freight Line, Inc.*	2,908	117,861
On Assignment, Inc.*	1,360	15,205
Precision Castparts Corp.	633	104,312
Raven Industries, Inc.	1,036	64,128
RBC Bearings, Inc.*	830	34,611
Robbins & Myers, Inc.	800	38,840
Robert Half Int’l., Inc.	1,531	43,572
Roper Industries, Inc.	833	72,363
Smith (A.O.) Corp.	775	31,093
Sun Hydraulics Corp.	798	18,697
Teledyne Technologies, Inc.*	758	41,576
Union Pacific Corp.	565	59,856
		1,966,638
INFORMATION TECHNOLOGY (7.0%)
Adtran, Inc.	1,383	41,711
Altera Corp.	601	22,297
Anaren, Inc.*	962	15,988
Anixter International, Inc.*	490	29,224
Apple, Inc.*	863	349,515
Automatic Data Processing, Inc.	965	52,120
Cirrus Logic, Inc.*	2,910	46,123
Cisco Systems, Inc.	2,164	39,125
CommVault Systems, Inc.*	1,352	57,757
comScore, Inc.*	2,234	47,361
DemandTec, Inc.*	1,227	16,160
EMC Corp.*	2,381	51,287
Emulex Corp.*	3,014	20,676
Finisar Corp.*	800	13,396
Forrester Research, Inc.*	1,083	36,757
Google, Inc. Cl A*	216	139,514
Harris Corp.	341	12,290
Informatica Corp.*	1,574	58,128
Int’l. Business Machines Corp.	951	174,870

Intel Corp.	2,837	68,797
JDA Software Group, Inc.*	764	24,746
KLA-Tencor Corp.	1,106	53,365
Lattice Semiconductor Corp.*	4,584	27,229
Littelfuse, Inc.	350	15,043
LogMeIn, Inc.*	2,579	99,420
Mercury Computer Systems, Inc.*	2,227	29,597
Microsemi Corp.*	2,602	43,584
Microsoft Corp.	4,906	127,360
MKS Instruments, Inc.	2,044	56,864
Nanometrics, Inc.*	1,728	31,830
NetApp, Inc.*	311	11,280
Netlogic Microsystems, Inc.*	558	27,660
Oracle Corp.	3,194	81,926
Parametric Technology Corp.*	3,600	65,736
Plantronics, Inc.	650	23,166
Plexus Corp.*	1,399	38,304
QLIK Technologies, Inc.*	725	17,545
QUALCOMM, Inc.	1,744	95,397
Rackspace Hosting, Inc.*	973	41,849
Responsys, Inc.*	2,106	18,722
Richardson Electronics Ltd.	4,962	60,983
RightNow Technologies, Inc.*	1,309	55,934
Salesforce.com, inc.*	680	68,993
Sapient Corp.	1,535	19,341
Semtech Corp.*	1,027	25,490
Sourcefire, Inc.*	816	26,422
SuccessFactors, Inc.*	608	24,241
Super Micro Computer, Inc.*	1,078	16,903
Take-Two Interactive Software, Inc.*	1,100	14,905
Texas Instruments, Inc.	2,005	58,366
Tibco Software, Inc.*	4,091	97,816
TTM Technologies, Inc.*	1,998	21,898
Websense, Inc.*	1,970	36,899
Yahoo!, Inc.*	1,678	27,066
		2,778,976
MATERIALS (2.3%)
Allied Nevada Gold Corp.*	1,127	34,126
Ball Corp.	1,278	45,637
Boise, Inc.	8,863	63,105
Buckeye Technologies, Inc.	1,171	39,158
Commercial Metals Co.	1,910	26,415
Copper Mountain Mining Corp.*	3,757	20,519
Crown Hldgs., Inc.*	1,812	60,847
CVR Partners LP	1,030	25,565
Dow Chemical Co.	1,720	49,467
Eastman Chemical Co.	1,854	72,417
FMC Corp.	738	63,498
Freeport-McMoRan Copper & Gold, Inc.	1,752	64,456
Hecla Mining Co.	2,180	11,401
Innophos Hldgs., Inc.	2,162	104,987
Kaiser Aluminum Corp.	1,114	51,110
NewMarket Corp.	140	27,735
Silgan Hldgs., Inc.	2,868	110,819
Taseko Mines Ltd.*	2,195	5,992
US Gold Corp.*	14,125	47,460
		924,714
TELECOMMUNICATION SERVICES (0.9%)
AboveNet, Inc.*	573	37,251
Alaska Comm. Systems Group, Inc.	1,616	4,864
American Tower Corp. Cl A*	1,634	98,056

CenturyLink, Inc.	1,494	55,577
Consolidated Comms. Hldgs., Inc.	3,354	63,894
FairPoint Communications, Inc.*	1	0
Sprint Nextel Corp.*	14,053	32,884
Verizon Communications, Inc.	1,876	75,265
		367,791
UTILITIES (1.3%)
Avista Corp.	1,861	47,921
Black Hills Corp.	893	29,987
Dominion Resources, Inc.	1,469	77,975
Edison International	851	35,231
Entergy Corp.	231	16,875
Idacorp, Inc.	1,005	42,622
Northwest Natural Gas Co.	1,346	64,514
PNM Resources, Inc.	2,059	37,536
PPL Corp.	942	27,714
Public Svc. Enterprise Group, Inc.	1,656	54,665
Sempra Energy	773	42,515
Unisource Energy Corp.	1,190	43,935
		521,490
TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $13,412,691) 38.0%		15,170,216

ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.1%)
Energy XXI (Bermuda) Ltd., 7.25%	100	27,455
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.1%		27,455

TOTAL ACTIVE ASSETS (Cost: $13,422,691) 38.1%		15,197,671

TEMPORARY CASH INVESTMENTS (2) (Cost: $933,300) 2.3%		933,300

TOTAL INVESTMENTS (Cost: $36,421,455) 99.3%		39,609,124

OTHER NET ASSETS 0.7%		277,883

NET ASSETS 100.0%		$39,887,007

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2011

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.4%)
Abercrombie & Fitch Co. Cl A	399	19,487
Amazon.com, Inc.*	1,628	281,807
Apollo Group, Inc.*	529	28,497
AutoNation, Inc.*	213	7,853
AutoZone, Inc.*	126	40,946
Bed Bath & Beyond, Inc.*	1,075	62,318
Best Buy Co., Inc.	1,345	31,433
Big Lots, Inc.*	293	11,064
BorgWarner, Inc.*	501	31,934
Cablevision Systems Corp. Cl A	1,206	17,149
CarMax, Inc.*	1,022	31,151
Carnival Corp.	2,047	66,814
CBS Corp. Cl B	3,025	82,099
Chipotle Mexican Grill, Inc. Cl A*	145	48,972
Coach, Inc.	1,339	81,733
Comcast Corp. Cl A	12,156	288,219
D.R. Horton, Inc.	1,247	15,725
Darden Restaurants, Inc.	600	27,348
DeVry, Inc.	270	10,384
DIRECTV Cl A*	3,384	144,700
Discovery Communications, Inc. Cl A*	1,229	50,352
Disney (Walt) Co.	8,340	312,750
Dollar Tree, Inc.*	530	44,048
Expedia, Inc.	428	12,421
Family Dollar Stores, Inc.	515	29,695
Ford Motor Co.*	17,315	186,309
GameStop Corp. Cl A*	635	15,323
Gannett Co., Inc.	1,081	14,453
Gap, Inc.	1,544	28,641
Genuine Parts Co.	700	42,840
Goodyear Tire & Rubber Co.*	1,070	15,162
H&R Block, Inc.	1,372	22,405
Harley-Davidson, Inc.	1,024	39,803
Harman Int’l. Industries, Inc.	321	12,211
Hasbro, Inc.	530	16,902
Home Depot, Inc.	6,808	286,208
International Game Technology	1,356	23,323
Interpublic Group of Cos., Inc.	2,125	20,676
Johnson Controls, Inc.	3,148	98,406
Kohl’s Corp.	1,167	57,591
Leggett & Platt, Inc.	634	14,607
Lennar Corp. Cl A	718	14,109
Limited Brands, Inc.	1,124	45,353
Lowe’s Cos., Inc.	5,560	141,113
Macy’s, Inc.	1,828	58,825
Marriott International, Inc. Cl A	1,217	35,500
Mattel, Inc.	1,521	42,223
McDonald’s Corp.	4,612	462,722
McGraw-Hill Cos., Inc.	1,325	59,585
Netflix, Inc.*	261	18,085
Newell Rubbermaid, Inc.	1,296	20,930
News Corp. Cl A	10,002	178,436
NIKE, Inc. Cl B	1,678	161,709

Nordstrom, Inc.	717	35,642
O’Reilly Automotive, Inc.*	568	45,412
Omnicom Group, Inc.	1,290	57,508
Penney (J.C.) Co., Inc.	623	21,898
Priceline.com, Inc.*	230	107,573
Pulte Homes, Inc.*	1,555	9,812
Ralph Lauren Corp.	291	40,181
Ross Stores, Inc.	1,021	48,528
Scripps Networks Interactive, Inc. Cl A	443	18,792
Sears Hldgs. Corp.*	180	5,720
Staples, Inc.	3,172	44,059
Starbucks Corp.	3,335	153,443
Starwood Hotels & Resorts	855	41,014
Target Corp.	3,052	156,323
Tiffany & Co.	587	38,895
Time Warner Cable, Inc.	1,456	92,558
Time Warner, Inc.	4,463	161,293
TJX Cos., Inc.	1,691	109,154
TripAdvisor, Inc.*	856	21,580
Urban Outfitters, Inc.*	516	14,221
V.F. Corp.	397	50,415
Viacom, Inc. Cl B	2,528	114,796
Washington Post Co. Cl B	23	8,667
Whirlpool Corp.	352	16,702
Wyndham Worldwide Corp.	686	25,951
Wynn Resorts Ltd.	349	38,561
Yum! Brands, Inc.	2,087	123,154
		5,514,201
CONSUMER STAPLES (11.1%)
Altria Group, Inc.	9,304	275,864
Archer-Daniels-Midland Co.	3,022	86,429
Avon Products, Inc.	1,902	33,228
Beam, Inc.	713	36,527
Brown-Forman Corp. Cl B	452	36,391
Campbell Soup Co.	795	26,426
Clorox Co.	595	39,603
Coca-Cola Co.	10,166	711,315
Coca-Cola Enterprises, Inc.	1,392	35,886
Colgate-Palmolive Co.	2,182	201,595
ConAgra Foods, Inc.	1,861	49,130
Constellation Brands, Inc. Cl A*	775	16,019
Costco Wholesale Corp.	1,963	163,557
CVS Caremark Corp.	5,843	238,278
Dean Foods Co.*	810	9,072
Dr. Pepper Snapple Group, Inc.	954	37,664
Estee Lauder Cos., Inc. Cl A	505	56,722
General Mills, Inc.	2,912	117,674
Heinz (H.J.) Co.	1,435	77,547
Hershey Co.	686	42,381
Hormel Foods Corp.	624	18,277
J.M. Smucker Co.	512	40,023
Kellogg Co.	1,125	56,891
Kimberly-Clark Corp.	1,762	129,613
Kraft Foods, Inc. Cl A	7,936	296,489
Kroger Co.	2,706	65,539
Lorillard, Inc.	619	70,566
McCormick & Co., Inc.	598	30,151

Mead Johnson Nutrition Co.	933	64,125
Molson Coors Brewing Co. Cl B	685	29,825
PepsiCo, Inc.	7,025	466,109
Philip Morris Int’l., Inc.	7,883	618,658
Proctor & Gamble Co.	12,354	824,135
Reynolds American, Inc.	1,542	63,870
Safeway, Inc.	1,567	32,970
Sara Lee Corp.	2,642	49,987
SUPERVALU, Inc.	938	7,617
Sysco Corp.	2,687	78,810
Tyson Foods, Inc. Cl A	1,306	26,956
Wal-Mart Stores, Inc.	7,765	464,036
Walgreen Co.	3,938	130,190
Whole Foods Market, Inc.	731	50,863
		5,907,008
ENERGY (12.1%)
Alpha Natural Resources, Inc.*	1,025	20,941
Anadarko Petroleum Corp.	2,339	178,536
Apache Corp.	1,787	161,866
Baker Hughes, Inc.	2,037	99,080
Cabot Oil & Gas Corp.	487	36,963
Cameron International Corp.*	1,129	55,536
Chesapeake Energy Corp.	3,022	67,360
Chevron Corp.	9,268	986,115
ConocoPhillips	6,103	444,726
Consol Energy, Inc.	1,033	37,911
Denbury Resources, Inc.*	1,851	27,950
Devon Energy Corp.	1,896	117,552
Diamond Offshore Drilling, Inc.	326	18,015
El Paso Corp.	3,483	92,543
EOG Resources, Inc.	1,232	121,364
EQT Corp.	681	37,312
Exxon Mobil Corp.	21,641	1,834,290
FMC Technologies, Inc.*	1,078	56,304
Halliburton Co.	4,151	143,251
Helmerich & Payne, Inc.	499	29,122
Hess Corp.	1,385	78,668
Marathon Oil Corp.	3,220	94,249
Marathon Petroleum Corp.	1,666	55,461
Murphy Oil Corp.	896	49,943
Nabors Industries Ltd.*	1,318	22,854
National Oilwell Varco, Inc.	2,015	137,000
Newfield Exploration Co.*	625	23,581
Noble Corp*	1,176	35,539
Noble Energy, Inc.	798	75,323
Occidental Petroleum Corp.	3,777	353,905
Peabody Energy Corp.	1,224	40,527
Pioneer Natural Resources Co.	568	50,825
QEP Resources, Inc.	816	23,909
Range Resources Corp.	716	44,349
Rowan Cos., Inc.*	587	17,804
Schlumberger Ltd.	6,306	430,763
Southwestern Energy Co.*	1,633	52,158
Spectra Energy Corp.	2,927	90,005
Sunoco, Inc.	464	19,033
Tesoro Corp.*	619	14,460
Valero Energy Corp.	2,493	52,478

Williams Cos., Inc.	2,720	89,814
		6,419,385
FINANCIALS (12.8%)
ACE Ltd.	1,518	106,442
Aflac, Inc.	2,137	92,447
Allstate Corp.	2,218	60,795
American Express Co.	4,576	215,850
American Int’l. Group, Inc.*	1,898	44,034
Ameriprise Financial, Inc.	990	49,144
Aon Corp.	1,431	66,971
Apartment Investment & Management Co. Cl A	521	11,936
Assurant, Inc.	406	16,670
AvalonBay Communities, Inc.	404	52,762
Bank of America Corp.	45,444	252,669
Bank of New York Mellon Corp.	5,282	105,165
BB&T Corp.	3,001	75,535
Berkshire Hathaway, Inc. Cl B*	8,019	611,850
BlackRock, Inc.	447	79,673
Boston Properties, Inc.	640	63,744
Capital One Financial Corp.	2,115	89,443
CBRE Group, Inc.*	1,417	21,567
Charles Schwab Corp.	5,129	57,753
Chubb Corp.	1,240	85,833
Cincinnati Financial Corp.	715	21,779
Citigroup, Inc.	13,452	353,922
CME Group, Inc.	300	73,101
Comerica, Inc.	884	22,807
Discover Financial Svcs.	2,462	59,088
E*Trade Financial Corp.*	1,257	10,006
Equity Residential	1,272	72,542
Federated Investors, Inc. Cl B	422	6,393
Fifth Third Bancorp	4,039	51,376
First Horizon National Corp.	1,172	9,376
Franklin Resources, Inc.	668	64,168
Genworth Financial, Inc. Cl A*	2,173	14,233
Goldman Sachs Group, Inc.	2,275	205,728
Hartford Financial Svcs. Group, Inc.	2,012	32,695
HCP, Inc.	1,787	74,035
Health Care REIT, Inc.	834	45,478
Host Hotels & Resorts, Inc.	3,159	46,658
Hudson City Bancorp, Inc.	2,227	13,919
Huntington Bancshares, Inc.	3,828	21,016
IntercontinentalExchange, Inc.*	325	39,179
Invesco Ltd.	2,028	40,743
JPMorgan Chase & Co.	16,490	548,293
KeyCorp	4,232	32,544
Kimco Realty Corp.	1,766	28,680
Legg Mason, Inc.	573	13,781
Leucadia National Corp.	880	20,011
Lincoln National Corp.	1,337	25,965
Loews Corp.	1,379	51,919
M&T Bank Corp.	550	41,987
Marsh & McLennan Cos., Inc.	2,432	76,900
MetLife, Inc.	4,734	147,606
Moody’s Corp.	909	30,615
Morgan Stanley	6,647	100,569
Nasdaq OMX Group, Inc.*	578	14,167

Northern Trust Corp.	1,076	42,674
NYSE Euronext	1,202	31,372
People’s United Financial, Inc.	1,598	20,534
Plum Creek Timber Co., Inc.	711	25,994
PNC Financial Svcs. Grp., Inc.	2,306	132,987
Principal Financial Grp., Inc.	1,367	33,628
Progressive Corp.	2,656	51,819
ProLogis, Inc.	2,020	57,752
Prudential Financial, Inc.	2,106	105,553
Public Storage	623	83,769
Regions Financial Corp.	5,648	24,286
Simon Property Group, Inc.	1,286	165,817
SLM Corp.	2,329	31,209
State Street Corp.	2,172	87,553
SunTrust Banks, Inc.	2,343	41,471
T. Rowe Price Group, Inc.	1,143	65,094
Torchmark Corp.	456	19,786
Travelers Cos., Inc.	1,816	107,453
U.S. Bancorp	8,441	228,329
Unum Group	1,309	27,581
Ventas, Inc.	1,237	68,196
Vornado Realty Trust	805	61,872
Wells Fargo & Co.	23,541	648,790
Weyerhaeuser Co.	2,376	44,360
XL Group PLC	1,414	27,955
Zions Bancorporation	821	13,366
		6,820,762
HEALTH CARE (11.4%)
Abbott Laboratories	7,021	394,791
Aetna, Inc.	1,601	67,546
Agilent Technologies, Inc.*	1,523	53,198
Allergan, Inc.	1,351	118,537
AmerisourceBergen Corp.	1,145	42,583
Amgen, Inc.	3,409	218,892
Bard (C.R.), Inc.	379	32,405
Baxter International, Inc.	2,605	128,895
Becton, Dickinson & Co.	990	73,973
Biogen Idec, Inc.*	1,093	120,285
Boston Scientific Corp.*	6,880	36,739
Bristol-Myers Squibb Co.	7,541	265,745
Cardinal Health, Inc.	1,549	62,905
CareFusion Corp.*	1,011	25,690
Celgene Corp.*	2,022	136,687
Cerner Corp.*	665	40,731
CIGNA Corp.	1,292	54,264
Coventry Health Care, Inc.*	657	19,953
Covidien PLC	2,143	96,456
DaVita, Inc.*	414	31,385
Dentsply International, Inc.	645	22,569
Edwards Lifesciences Corp.*	520	36,764
Express Scripts, Inc.*	2,229	99,614
Forest Laboratories, Inc.*	1,211	36,645
Gilead Sciences, Inc.*	3,465	141,822
Hospira, Inc.*	719	21,836
Humana, Inc.	746	65,357
Intuitive Surgical, Inc.*	177	81,953
Johnson & Johnson	12,276	805,060

Laboratory Corp. of America Hldgs.*	446	38,343
Life Technologies Corp.*	792	30,817
Lilly (Eli) & Co.	4,509	187,394
McKesson Corp.	1,120	87,259
Medco Health Solutions, Inc.*	1,788	99,949
Medtronic, Inc.	4,824	184,518
Merck & Co., Inc.	13,373	504,162
Mylan, Inc.*	1,878	40,302
Patterson Cos., Inc.	424	12,516
PerkinElmer, Inc.	494	9,880
Perrigo Co.	415	40,380
Pfizer, Inc.	34,059	737,037
Quest Diagnostics, Inc.	702	40,758
St. Jude Medical, Inc.	1,497	51,347
Stryker Corp.	1,494	74,267
Tenet Healthcare Corp.*	1,864	9,562
Thermo Fisher Scientific, Inc.*	1,731	77,843
UnitedHealth Group, Inc.	4,715	238,956
Varian Medical Systems, Inc.*	513	34,438
Waters Corp.*	404	29,916
Watson Pharmaceuticals, Inc.*	569	34,333
WellPoint, Inc.	1,568	103,880
Zimmer Hldgs., Inc.*	809	43,217
		6,044,354
INDUSTRIALS (10.2%)
3M Co.	3,149	257,368
Avery Dennison Corp.	472	13,537
Boeing Co.	3,290	241,322
Caterpillar, Inc.	2,986	270,532
Cintas Corp.	484	16,848
Cooper Industries PLC Cl A	711	38,501
CSX Corp.	4,734	99,698
Cummins, Inc.	874	76,929
Danaher Corp.	2,486	116,941
Deere & Co.	1,877	145,186
Donnelley (R.R.) & Sons Co.	836	12,063
Dover Corp.	818	47,485
Dun & Bradstreet Corp.	219	16,388
Eaton Corp.	1,514	65,904
Emerson Electric Co.	3,322	154,772
Equifax, Inc.	540	20,920
Expeditors Int’l. of Wash.	941	38,543
Fastenal Co.	1,282	55,908
FedEx Corp.	1,321	110,317
Flowserve Corp.	251	24,929
Fluor Corp.	782	39,296
General Dynamics Corp.	1,600	106,256
General Electric Co.	45,951	822,982
Goodrich Corp.	564	69,767
Grainger (W.W.), Inc.	273	51,103
Honeywell International, Inc.	3,409	185,279
Illinois Tool Works, Inc.	2,165	101,127
Ingersoll-Rand PLC	1,389	42,323
Iron Mountain, Inc.	825	25,410
Jacobs Engineering Group, Inc.*	579	23,496
Joy Global, Inc.	448	33,587
L-3 Communications Hldgs., Inc.	450	30,006

Lockheed Martin Corp.	1,191	96,352
Masco Corp.	1,620	16,978
Norfolk Southern Corp.	1,540	112,204
Northrop Grumman Corp.	1,169	68,363
Paccar, Inc.	1,655	62,013
Pall Corp.	516	29,489
Parker Hannifin Corp.	690	52,613
Pitney Bowes, Inc.	893	16,556
Precision Castparts Corp.	632	104,147
Quanta Services, Inc.*	934	20,118
Raytheon Co.	1,538	74,408
Republic Services, Inc.	1,423	39,204
Robert Half Int’l., Inc.	648	18,442
Robinson (C.H.) Worldwide, Inc.	728	50,800
Rockwell Automation, Inc.	654	47,984
Rockwell Collins, Inc.	682	37,762
Roper Industries, Inc.	431	37,441
Ryder System, Inc.	230	12,222
Snap-On, Inc.	263	13,313
Southwest Airlines Co.	3,371	28,856
Stanley Black & Decker, Inc.	775	52,390
Stericycle, Inc.*	385	29,999
Textron, Inc.	1,221	22,576
Tyco International Ltd.	2,109	98,511
Union Pacific Corp.	2,175	230,420
United Parcel Service, Inc. Cl B	4,286	313,692
United Technologies Corp.	4,160	304,054
Waste Management, Inc.	2,090	68,364
Xylem, Inc.	807	20,732
		5,434,726
INFORMATION TECHNOLOGY (18.6%)
Accenture Ltd. Cl A	3,109	165,492
Adobe Systems, Inc.*	2,091	59,113
Advanced Micro Devices, Inc.*	2,681	14,477
Akamai Technologies, Inc.*	794	25,630
Altera Corp.	1,441	53,461
Amphenol Corp. Cl A	751	34,088
Analog Devices, Inc.	1,316	47,086
Apple, Inc.*	4,257	1,724,085
Applied Materials, Inc.	5,938	63,596
Autodesk, Inc.*	1,036	31,422
Automatic Data Processing, Inc.	2,200	118,822
BMC Software, Inc.*	764	25,044
Broadcom Corp. Cl A*	2,140	62,830
CA, Inc.	1,695	34,264
Cisco Systems, Inc.	24,662	445,889
Citrix Systems, Inc.*	843	51,187
Cognizant Technology Solutions*	1,365	87,783
Computer Sciences Corp.	672	15,926
Compuware Corp.*	997	8,295
Corning, Inc.	7,152	92,833
Dell, Inc.*	6,844	100,128
eBay, Inc.*	5,252	159,293
Electronic Arts, Inc.*	1,483	30,550
EMC Corp.*	9,254	199,331
F5 Networks, Inc.*	368	39,052
Fidelity Nat’l. Information Svcs., Inc.	1,077	28,637

First Solar, Inc.*	362	12,221
Fiserv, Inc.*	634	37,241
FLIR Systems, Inc.	694	17,399
Google, Inc. Cl A*	1,142	737,618
Harris Corp.	534	19,245
Hewlett-Packard Co.	9,051	233,154
Int’l. Business Machines Corp.	5,466	1,005,088
Intel Corp.	22,795	552,779
Intuit, Inc.	1,366	71,838
Jabil Circuit, Inc.	819	16,102
JDS Uniphase Corp.*	1,089	11,369
Juniper Networks, Inc.*	2,444	49,882
KLA-Tencor Corp.	763	36,815
Lexmark International, Inc. Cl A	317	10,483
Linear Technology Corp.	1,024	30,751
LSI Corp.*	2,564	15,256
MasterCard, Inc. Cl A	493	183,800
Microchip Technology, Inc.	847	31,026
Micron Technology, Inc.*	4,414	27,764
Microsoft Corp.	33,304	864,572
Molex, Inc.	634	15,127
Motorola Mobility Hldgs., Inc.*	1,172	45,474
Motorola Solutions, Inc.	1,296	59,992
NetApp, Inc.*	1,678	60,861
Novellus Systems, Inc.*	264	10,901
Nvidia Corp.*	2,827	39,182
Oracle Corp.	18,385	471,575
Paychex, Inc.	1,452	43,720
QUALCOMM, Inc.	7,673	419,713
Red Hat, Inc.*	843	34,807
SAIC, Inc.*	1,236	15,190
Salesforce.com, inc.*	639	64,833
SanDisk Corp.*	1,110	54,623
Symantec Corp.*	3,352	52,459
TE Connectivity Ltd.	1,932	59,525
Teradata Corp.*	754	36,577
Teradyne, Inc.*	835	11,381
Texas Instruments, Inc.	5,070	147,588
Total System Services, Inc.	743	14,533
VeriSign, Inc.	695	24,825
Visa, Inc. Cl A	2,281	231,590
Western Digital Corp.*	1,038	32,126
Western Union Co.	2,743	50,087
Xerox Corp.	6,183	49,217
Xilinx, Inc.	1,173	37,606
Yahoo!, Inc.*	5,767	93,022
		9,859,251
MATERIALS (3.4%)
Air Products & Chemicals, Inc.	927	78,971
Airgas, Inc.	304	23,736
Alcoa, Inc.	4,874	42,160
Allegheny Technologies, Inc.	471	22,514
Ball Corp.	718	25,640
Bemis Co., Inc.	459	13,807
CF Industries Hldgs., Inc.	304	44,074
Cliffs Natural Resources, Inc.	642	40,029
Dow Chemical Co.	5,197	149,466

Du Pont (E.I.) de Nemours & Co.	4,102	187,790
Eastman Chemical Co.	615	24,022
Ecolab, Inc.	1,341	77,523
FMC Corp.	307	26,414
Freeport-McMoRan Copper & Gold, Inc.	4,303	158,307
Int’l. Flavors & Fragrances, Inc.	367	19,238
International Paper Co.	1,907	56,447
MeadWestvaco Corp.	749	22,433
Monsanto Co.	2,398	168,028
Newmont Mining Corp.	2,246	134,782
Nucor Corp.	1,413	55,912
Owens-Illinois, Inc.*	738	14,302
PPG Industries, Inc.	699	58,360
Praxair, Inc.	1,333	142,498
Sealed Air Corp.	721	12,408
Sherwin-Williams Co.	383	34,190
Sigma-Aldrich Corp.	537	33,541
The Mosaic Co.	1,385	69,846
Titanium Metals Corp.	373	5,588
United States Steel Corp.	645	17,067
Vulcan Materials Co.	563	22,154
		1,781,247
TELECOMMUNICATION SERVICES (3.1%)
American Tower Corp. Cl A*	1,762	105,738
AT&T, Inc.	27,345	826,913
CenturyLink, Inc.	2,801	104,197
Frontier Communications Corp.	4,560	23,484
MetroPCS Communications, Inc.*	1,356	11,770
Sprint Nextel Corp.*	14,408	33,715
Verizon Communications, Inc.	12,742	511,209
Windstream Corp.	2,675	31,405
		1,648,431
UTILITIES (3.7%)
AES Corp.*	2,914	34,502
AGL Resources, Inc.	169	7,142
Ameren Corp.	1,101	36,476
American Electric Power Co., Inc.	2,165	89,436
CenterPoint Energy, Inc.	1,921	38,593
CMS Energy Corp.	1,126	24,862
Consolidated Edison, Inc.	1,303	80,825
Constellation Energy Group, Inc.	902	35,782
Dominion Resources, Inc.	2,552	135,460
DTE Energy Co.	766	41,709
Duke Energy Corp.	5,960	131,120
Edison International	1,455	60,237
Entergy Corp.	784	57,271
Exelon Corp.	3,005	130,327
FirstEnergy Corp.	1,914	84,790
Integrys Energy Group, Inc.	342	18,530
NextEra Energy, Inc.	1,888	114,941
NiSource, Inc.	1,255	29,882
Northeast Utilities	790	28,495
NRG Energy, Inc.*	1,051	19,044
Oneok, Inc.	463	40,137
Pepco Hldgs., Inc.	1,018	20,665
PG&E Corp.	1,764	72,712
Pinnacle West Capital Corp.	489	23,560

PPL Corp.	2,602	76,551
Progress Energy, Inc.	1,341	75,123
Public Svc. Enterprise Group, Inc.	2,269	74,900
SCANA Corp.	519	23,386
Sempra Energy	1,075	59,125
Southern Co.	3,852	178,309
TECO Energy, Inc.	963	18,432
Wisconsin Energy Corp.	1,025	35,834
Xcel Energy, Inc.	2,136	59,039
		1,957,197
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $46,777,480) 96.8%		51,386,562

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (1)	A-1+	0.01	02/09/12	200,000	199,999
U.S. Treasury Bill (1)	A-1+	0.01	04/19/12	200,000	199,988
					399,987
U.S. GOVERNMENT AGENCIES (0.9%)
FNMA	A-1+	0.03	03/28/12	500,000	499,962
COMMERCIAL PAPER (0.6%)
Toyota Motor Credit Corp.	A-1+	0.12	01/30/12	300,000	299,970
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,199,926) 2.3%					1,199,919

TEMPORARY CASH INVESTMENTS (2) (Cost: $453,000) 0.8%					453,000

TOTAL INVESTMENTS (Cost: $48,430,406) 99.9%					53,039,481

OTHER NET ASSETS 0.1%					29,972

NET ASSETS 100.0%					$53,069,453

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2011

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.6%)
99 Cents Only Stores*	1,372	30,115
Aaron’s, Inc.	2,141	57,122
Advance Auto Parts, Inc.	2,096	145,944
Aeropostale, Inc.*	2,390	36,448
AMC Networks, Inc. Cl A*	1,646	61,857
American Eagle Outfitters, Inc.	5,581	85,333
American Greetings Corp. Cl A	1,130	14,136
ANN, Inc.*	1,474	36,526
Ascena Retail Group, Inc.*	1,896	56,349
Bally Technologies, Inc.*	1,261	49,885
Barnes & Noble, Inc.*	1,144	16,565
Bob Evans Farms, Inc.	835	28,006
Brinker International, Inc.	2,309	61,789
Cheesecake Factory, Inc.*	1,573	46,168
Chico’s FAS, Inc.	5,008	55,789
Collective Brands, Inc.*	1,710	24,573
Deckers Outdoor Corp.*	1,239	93,631
Dick’s Sporting Goods, Inc.	2,784	102,674
DreamWorks Animation SKG Cl A*	2,087	34,634
Foot Locker, Inc.	4,412	105,182
Fossil, Inc.*	1,515	120,230
Gentex Corp.	4,205	124,426
Guess?, Inc.	1,836	54,750
Hanesbrands, Inc.*	2,791	61,011
HSN, Inc.	1,117	40,502
International Speedway Corp. Cl A	827	20,964
ITT Educational Svcs., Inc.*	588	33,451
KB Home	2,083	13,998
Lamar Advertising Co. Cl A*	1,636	44,990
Life Time Fitness, Inc.*	1,135	53,061
LKQ Corp.*	4,204	126,456
Matthews International Corp. Cl A	822	25,835
MDC Hldgs., Inc.	1,089	19,199
Meredith Corp.	1,069	34,903
Mohawk Industries, Inc.*	1,619	96,897
New York Times Co. Cl A*	3,504	27,086
NVR, Inc.*	143	98,098
Office Depot, Inc.*	8,299	17,843
Panera Bread Co. Cl A*	857	121,223
PetSmart, Inc.	3,158	161,974
Polaris Industries, Inc.	2,027	113,471
PVH Corp.	1,930	136,046
RadioShack Corp.	3,055	29,664
Regis Corp.	1,629	26,960
Rent-A-Center, Inc.	1,685	62,345
Saks, Inc.*	4,347	42,383
Scholastic Corp.	675	20,230
Scientific Games Corp. Cl A*	1,788	17,344
Service Corp. International	6,632	70,631
Signet Jewelers Ltd.	2,419	106,339
Sotheby’s	1,992	56,832
Strayer Education, Inc.	337	32,753

The Warnaco Group, Inc.*	1,174	58,747
The Wendy’s Co.	8,512	45,624
Thor Industries, Inc.	1,248	34,233
Toll Brothers, Inc.*	4,252	86,826
Tractor Supply Co.	2,085	146,263
Tupperware Brands Corp.	1,677	93,862
Under Armour, Inc. Cl A*	1,069	76,744
Valassis Communications, Inc.*	1,292	24,845
Wiley (John) & Sons, Inc. Cl A	1,369	60,784
Williams-Sonoma, Inc.	3,021	116,309
WMS Industries, Inc.*	1,620	33,242
		3,932,100
CONSUMER STAPLES (4.1%)
Church & Dwight Co., Inc.	4,101	187,662
Corn Products Int’l., Inc.	2,227	117,118
Energizer Hldgs., Inc.*	1,886	146,127
Flowers Foods, Inc.	3,298	62,596
Green Mountain Coffee Roasters, Inc.*	4,103	184,020
Hansen Natural Corp.*	2,170	199,940
Lancaster Colony Corp.	558	38,692
Ralcorp Hldgs., Inc.*	1,559	133,295
Ruddick Corp.	1,358	57,905
Smithfield Foods, Inc.*	4,636	112,562
Tootsie Roll Industries, Inc.	714	16,900
Universal Corp.	663	30,471
		1,287,288
ENERGY (7.0%)
Arch Coal, Inc.	6,149	89,222
Atwood Oceanics, Inc.*	1,665	66,250
Bill Barrett Corp.*	1,409	48,005
CARBO Ceramics, Inc.	638	78,685
Cimarex Energy Co.	2,591	160,383
Comstock Resources, Inc.*	1,464	22,399
Dresser-Rand Group, Inc.*	2,282	113,895
Dril-Quip, Inc.*	1,034	68,058
Energen Corp.	2,081	104,050
Exterran Hldgs., Inc.*	1,989	18,100
Forest Oil Corp.*	3,521	47,710
Helix Energy Solutions Group*	3,102	49,012
HollyFrontier Corp.	5,776	135,158
Northern Oil and Gas, Inc.*	1,926	46,185
Oceaneering Int’l., Inc.	3,092	142,634
Oil States International, Inc.*	1,490	113,791
Patriot Coal Corp.*	2,689	22,776
Patterson-UTI Energy, Inc.	4,660	93,107
Plains Exploration & Production Co.*	4,287	157,419
Quicksilver Resources, Inc.*	3,734	25,055
SM Energy Co.	1,900	138,890
Southern Union Co.	3,601	151,638
Superior Energy Services, Inc.*	2,331	66,294
Tidewater, Inc.	1,568	77,302
Unit Corp.*	1,228	56,979
World Fuel Services Corp.	2,030	85,219
		2,178,216
FINANCIALS (19.7%)
Affiliated Managers Group, Inc.*	1,533	147,091
Alexandria Real Estate Equities, Inc.	1,757	121,180

American Campus Communities, Inc.	1,965	82,451
American Financial Group, Inc.	2,189	80,752
Apollo Investment Corp.	5,899	37,990
Aspen Insurance Hldgs. Ltd.	2,032	53,848
Associated Banc-Corp.	4,921	54,968
Astoria Financial Corp.	2,330	19,782
BancorpSouth, Inc.	2,051	22,602
Bank of Hawaii Corp.	1,317	58,593
Berkley (W.R.) Corp.	3,163	108,776
BRE Properties, Inc.	2,078	104,897
Brown & Brown, Inc.	3,368	76,218
Camden Property Trust	1,983	123,422
Cathay General Bancorp	2,172	32,428
City National Corp.	1,353	59,776
Commerce Bancshares, Inc.	2,243	85,503
Corporate Office Pptys. Trust	2,028	43,115
Cousins Properties, Inc.	1	6
Cullen/Frost Bankers, Inc.	1,742	92,169
Duke Realty Corp.	7,134	85,965
East West Bancorp, Inc.	4,179	82,535
Eaton Vance Corp.	3,354	79,289
Equity One, Inc.	1,695	28,781
Essex Property Trust, Inc.	947	133,063
Everest Re Group Ltd.	1,572	132,189
Federal Realty Investment Trust	1,810	164,258
Fidelity Nat’l. Financial, Inc. Cl A	6,272	99,913
First American Financial Corp.	3,074	38,948
First Niagara Financial Group, Inc.	10,249	88,449
FirstMerit Corp.	2,992	45,269
Fulton Financial Corp.	5,605	54,985
Gallagher (Arthur J.) & Co.	3,271	109,382
Greenhill & Co., Inc.	878	31,933
Hancock Hldg. Co.	2,392	76,472
Hanover Insurance Group, Inc.	1,297	45,330
HCC Insurance Hldgs., Inc.	3,304	90,860
Highwoods Properties, Inc.	2,027	60,141
Home Properties, Inc.	1,324	76,223
Hospitality Properties Trust	3,466	79,649
International Bancshares Corp.	1,472	26,989
Janus Capital Group, Inc.	5,651	35,658
Jefferies Group, Inc.	4,146	57,008
Jones Lang LaSalle, Inc.	1,222	74,860
Kemper Corp.	1,437	41,975
Liberty Property Trust	3,259	100,638
Mack-Cali Realty Corp.	2,476	66,084
Mercury General Corp.	1,043	47,582
MSCI, Inc. Cl A*	3,482	114,662
National Retail Pptys., Inc.	2,892	76,291
New York Community Bancorp, Inc.	12,533	155,033
Old Republic Int’l. Corp.	7,253	67,235
OMEGA Healthcare Investors, Inc.	2,833	54,819
Potlatch Corp.	1,155	35,932
Prosperity Bancshares, Inc.	1,337	54,951
Protective Life Corp.	2,374	53,557
Raymond James Financial, Inc.	2,929	90,682
Rayonier, Inc.	3,439	153,483
Realty Income Corp.	3,762	131,520

Regency Centers Corp.	2,573	96,796
Reinsurance Grp. of America, Inc.	2,069	108,105
SEI Investments Co.	4,082	70,823
Senior Housing Pptys. Trust	4,542	101,922
Signature Bank*	1,297	77,807
SL Green Realty Corp	2,449	163,201
StanCorp Financial Group, Inc.	1,267	46,562
SVB Financial Group*	1,245	59,374
Synovus Financial Corp.	21,053	29,685
Taubman Centers, Inc.	1,654	102,713
TCF Financial Corp.	4,600	47,472
The Macerich Co.	3,771	190,813
Transatlantic Hldgs., Inc.	1,663	91,016
Trustmark Corp.	1,791	43,503
UDR, Inc.	5,961	149,621
Valley National Bancorp	4,849	59,982
Waddell & Reed Financial, Inc. Cl A	2,534	62,767
Washington Federal, Inc.	3,091	43,243
Webster Financial Corp.	1,995	40,678
Weingarten Realty Investors	3,326	72,573
Westamerica Bancorporation	808	35,471
		6,142,287
HEALTH CARE (9.6%)
Allscripts Healthcare Solutions, Inc.*	5,515	104,454
AMERIGROUP Corp.*	1,347	79,581
Bio-Rad Laboratories, Inc. Cl A*	556	53,398
Catalyst Health Solutions, Inc.*	1,504	78,208
Charles River Laboratories Int’l., Inc.*	1,432	39,137
Community Health Systems, Inc.*	2,630	45,894
Cooper Companies, Inc.	1,304	91,958
Covance, Inc.*	1,725	78,867
Endo Pharmaceuticals Hldgs., Inc.*	3,464	119,612
Gen-Probe, Inc.*	1,355	80,108
Health Management Associates, Inc. Cl A*	7,108	52,386
Health Net, Inc.*	2,374	72,217
Hill-Rom Hldgs., Inc.	1,778	59,901
HMS Hldgs. Corp.*	2,433	77,807
Hologic, Inc.*	7,619	133,409
IDEXX Laboratories, Inc.*	1,623	124,906
LifePoint Hospitals, Inc.*	1,370	50,896
Lincare Hldgs., Inc.	2,490	64,018
Masimo Corp.*	1,775	33,166
Medicis Pharmaceutical Corp. Cl A	1,795	59,684
Mednax, Inc.*	1,378	99,230
Mettler-Toledo Int’l., Inc.*	936	138,257
Omnicare, Inc.	3,189	109,861
Owens & Minor, Inc.	1,813	50,383
Regeneron Pharmaceuticals, Inc.*	2,162	119,840
ResMed, Inc.*	4,141	105,181
Schein (Henry), Inc.*	2,589	166,809
Steris Corp.	1,685	50,247
Techne Corp.	1,063	72,560
Teleflex, Inc.	1,153	70,667
Thoratec Corp.*	1,729	58,025
United Therapeutics Corp.*	1,462	69,080
Universal Health Svcs., Inc. Cl B	2,657	103,251
VCA Antech, Inc.*	2,456	48,506

Vertex Pharmaceuticals, Inc.*	5,217	173,257
WellCare Health Plans, Inc.*	1,253	65,783
		3,000,544
INDUSTRIALS (16.2%)
Acuity Brands, Inc.	1,209	64,077
AECOM Technology Corp.*	3,392	69,773
AGCO Corp.*	2,943	126,461
Alaska Air Group, Inc.*	962	72,237
Alexander & Baldwin, Inc.	1,229	50,168
Alliant TechSystems, Inc.	937	53,559
AMETEK, Inc.	4,648	195,681
BE Aerospace, Inc.*	2,966	114,814
Carlisle Cos., Inc.	1,759	77,924
Clarcor, Inc.	1,438	71,886
Clean Harbors, Inc.*	1,327	84,570
Con-way, Inc.	1,596	46,539
Copart, Inc.*	1,526	73,080
Corporate Executive Board Co.	957	36,462
Corrections Corp. of America*	2,911	59,297
Crane Co.	1,415	66,095
Deluxe Corp.	1,418	32,274
Donaldson Co., Inc.	2,171	147,802
Esterline Technologies Corp.*	866	48,470
Exelis, Inc.	5,414	48,997
Fortune Brands Home & Security, Inc.*	4,604	78,406
FTI Consulting, Inc.*	1,199	50,862
Gardner Denver, Inc.	1,518	116,977
GATX Corp.	1,326	57,893
General Cable Corp.*	1,500	37,515
Graco, Inc.	1,802	73,684
Granite Construction, Inc.	1,004	23,815
Harsco Corp.	2,254	46,387
HNI Corp.	1,253	32,703
Hubbell, Inc. Cl B	1,698	113,528
Hunt (J.B.) Transport Svcs., Inc.	2,544	114,658
Huntington Ingalls Industries, Inc.*	1,370	42,854
IDEX Corp.	2,424	89,955
ITT Corp.	2,706	52,307
JetBlue Airways Corp*	5,361	27,877
Kansas City Southern*	3,204	217,899
KBR, Inc.	4,365	121,653
Kennametal, Inc.	2,284	83,412
Kirby Corp.*	1,599	105,278
Korn/Ferry International*	1,380	23,543
Landstar System, Inc.	1,348	64,596
Lennox International, Inc.	1,532	51,705
Lincoln Electric Hldgs., Inc.	2,377	92,988
Manpower, Inc.	2,365	84,549
Miller (Herman), Inc.	1,599	29,502
Mine Safety Appliances Co.	871	28,848
MSC Industrial Direct Co., Inc. Cl A	1,307	93,516
Nordson Corp.	1,932	79,560
Oshkosh Corp.*	2,448	52,338
Pentair, Inc.	3,070	102,200
Regal-Beloit Corp.	1,231	62,744
Rollins, Inc.	1,824	40,529
Shaw Group, Inc.*	1,903	51,191

SPX Corp.	1,544	93,057
Terex Corp.*	3,432	46,366
The Brink’s Co.	1,291	34,702
Thomas & Betts Corp.*	1,478	80,699
Timken Co.	2,451	94,878
Towers Watson & Co. Cl A	1,578	94,570
Trinity Industries, Inc.	2,244	67,455
Triumph Group, Inc.	1,216	71,075
United Rentals, Inc.*	1,760	52,008
URS Corp.*	2,243	78,774
UTI Worldwide, Inc.	2,967	39,431
Valmont Industries, Inc.	646	58,650
Wabtec Corp.	1,385	96,881
Waste Connections, Inc.	3,228	106,976
Watsco, Inc.	817	53,644
Werner Enterprises, Inc.	1,270	30,607
Woodward, Inc.	1,724	70,563
		5,055,974
INFORMATION TECHNOLOGY (15.0%)
ACI Worldwide, Inc.*	965	27,638
Acxiom Corp.*	2,237	27,314
Adtran, Inc.	1,840	55,494
Advent Software, Inc.*	938	22,850
Alliance Data Systems Corp.*	1,430	148,491
ANSYS, Inc.*	2,641	151,276
AOL, Inc.*	2,813	42,476
Arrow Electronics, Inc.*	3,211	120,124
Atmel Corp.*	13,460	109,026
Avnet, Inc.*	4,327	134,526
Broadridge Financial Solutions, Inc.	3,641	82,105
Cadence Design Systems, Inc.*	7,830	81,432
Ciena Corp.*	2,877	34,812
Concur Technologies, Inc.*	1,345	68,313
Convergys Corp.*	3,367	42,997
CoreLogic, Inc.*	3,124	40,393
Cree, Inc.*	3,378	74,451
Cypress Semiconductor Corp.*	4,492	75,870
Diebold, Inc.	1,885	56,682
DST Systems, Inc.	975	44,382
Equinix, Inc.*	1,418	143,785
FactSet Research Systems, Inc.	1,322	115,384
Fair Isaac Corp.	1,012	36,270
Fairchild Semiconductor Int’l., Inc.*	3,627	43,669
Gartner, Inc.*	2,763	96,070
Global Payments, Inc.	2,253	106,747
Henry (Jack) & Associates, Inc.	2,449	82,311
Informatica Corp.*	3,044	112,415
Ingram Micro, Inc. Cl A*	4,424	80,473
Integrated Device Technology, Inc.*	4,076	22,255
International Rectifier Corp.*	2,013	39,092
Intersil Corp. Cl A	3,648	38,085
Itron, Inc.*	1,174	41,994
Lam Research Corp.*	3,843	142,268
Lender Processing Svcs., Inc.	2,466	37,163
ManTech International Corp. Cl A	671	20,962
MEMC Electronic Materials, Inc.*	6,611	26,047
Mentor Graphics Corp.*	2,650	35,934

Micros Systems, Inc.*	2,349	109,416
Monster Worldwide, Inc.*	3,682	29,198
National Instruments Corp.	2,689	69,780
NCR Corp.*	4,518	74,366
NeuStar, Inc. Cl A*	1,904	65,060
Parametric Technology Corp.*	3,244	59,235
Plantronics, Inc.	1,250	44,550
Polycom, Inc.*	5,223	85,135
QLogic Corp.*	2,869	43,035
Quest Software, Inc.*	1,625	30,225
Rackspace Hosting, Inc.*	2,967	127,611
RF Micro Devices, Inc.*	7,985	43,119
Riverbed Technology, Inc.*	4,745	111,508
Rovi Corp.*	3,356	82,490
Semtech Corp.*	1,878	46,612
Silicon Laboratories, Inc.*	1,188	51,583
Skyworks Solutions, Inc.*	5,262	85,350
Solera Hldgs., Inc.	2,066	92,020
Synopsys, Inc.*	4,135	112,472
Tech Data Corp.*	1,200	59,292
Tellabs, Inc.	10,786	43,575
Tibco Software, Inc.*	4,792	114,577
Trimble Navigation Ltd.*	3,641	158,019
ValueClick, Inc.*	2,331	37,972
VeriFone Systems, Inc.*	3,475	123,432
Vishay Intertechnology, Inc.*	4,702	42,271
Zebra Technologies Corp. Cl A*	1,472	52,668
		4,656,147
MATERIALS (6.5%)
Albemarle Corp.	2,604	134,132
AptarGroup, Inc.	1,879	98,027
Ashland, Inc.	2,168	123,923
Cabot Corp.	1,851	59,491
Carpenter Technology Corp.	1,211	62,342
Commercial Metals Co.	3,331	46,068
Compass Minerals Int’l., Inc.	940	64,719
Cytec Industries, Inc.	1,429	63,805
Domtar Corp.	993	79,400
Greif, Inc. Cl A	893	40,676
Intrepid Potash, Inc.*	1,484	33,583
Louisiana-Pacific Corp.*	3,729	30,093
Martin Marietta Materials, Inc.	1,319	99,466
Minerals Technologies, Inc.	501	28,322
NewMarket Corp.	301	59,631
Olin Corp.	2,327	45,726
Packaging Corp. of America	2,779	70,142
Reliance Steel & Aluminum Co.	2,116	103,028
Rock-Tenn Co. Cl A	1,977	114,073
RPM International, Inc.	3,762	92,357
Scotts Miracle-Gro Co. Cl A	1,275	59,530
Sensient Technologies Corp.	1,390	52,681
Silgan Hldgs., Inc.	1,418	54,792
Sonoco Products Co.	2,834	93,409
Steel Dynamics, Inc.	6,274	82,503
Temple-Inland, Inc.	3,175	100,679
Valspar Corp.	2,692	104,907
Worthington Industries, Inc.	1,553	25,438
		2,022,943

TELECOMMUNICATION SERVICES (0.5%)
Telephone & Data Systems, Inc.	2,665	68,997
tw telecom inc*	4,304	83,412
		152,409
UTILITIES (5.7%)
Alliant Energy Corp.	3,194	140,887
Aqua America, Inc.	3,984	87,847
Atmos Energy Corp.	2,561	85,409
Black Hills Corp.	1,126	37,811
Cleco Corp.	1,735	66,104
Great Plains Energy, Inc.	3,922	85,421
Hawaiian Electric Industries, Inc.	2,807	74,329
Idacorp, Inc.	1,427	60,519
MDU Resources Group	5,465	117,279
National Fuel Gas Co.	2,449	136,115
NSTAR	2,950	138,532
NV Energy, Inc.	6,756	110,461
OGE Energy Corp.	2,787	158,051
PNM Resources, Inc.	2,314	42,184
Questar Corp.	5,147	102,219
UGI Corp.	3,287	96,638
Vectren Corp.	2,358	71,282
Westar Energy, Inc.	3,375	97,133
WGL Hldgs., Inc.	1,462	64,650
		1,772,871
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $28,044,059) 96.9%		30,200,779

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.3%)
U.S. Treasury Bill (1)	A-1+	0.01	02/09/12	200,000	199,999
U.S. Treasury Bill (1)	A-1+	0.01	04/19/12	200,000	199,988
					399,987
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $399,993) 1.3%					399,987

TEMPORARY CASH INVESTMENTS (2) (Cost: $522,900) 1.7%					522,900

TOTAL INVESTMENTS (Cost: $28,966,952) 99.9%					31,123,666

OTHER NET ASSETS 0.1%					27,162

NET ASSETS 100.0%					$31,150,828

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. -  SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2011

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.7%)
Bassett Furniture Industries, Inc.	6,103	45,711
Dillard’s, Inc. Cl A	1,487	66,737
Pep Boys - Manny, Moe & Jack	6,329	69,619
Rent-A-Center, Inc.	3,789	140,193
Shutterfly, Inc.*	1,511	34,390
Wolverine World Wide, Inc.	2,055	73,240
		429,890
CONSUMER STAPLES (1.8%)
Prestige Brands Hldgs., Inc.*	4,514	50,873
The Pantry, Inc.*	3,076	36,820
Vector Group Ltd.	1,513	26,871
		114,564
ENERGY (5.2%)
Energy XXI (Bermuda) Ltd.*	2,897	92,363
Gasco Energy, Inc.*	55,803	12,556
Houston American Energy Corp.*	2,397	29,219
MarkWest Energy Partners LP	619	34,082
McMoRan Exploration Co.*	11,718	170,494
		338,714
FINANCIALS (33.9%)
Ashford Hospitality Trust, Inc.	3,754	30,032
Aspen Insurance Hldgs. Ltd.	2,399	63,574
Associated Estates Realty Corp.	2,471	39,412
BancFirst Corp.	917	34,424
Bank of Marin Bancorp	601	22,592
Banner Corp.	927	15,898
Brookline Bancorp, Inc.	6,147	51,881
Bryn Mawr Bank Corp.	1,806	35,199
Cash America Int’l., Inc.	1,280	59,686
Chesapeake Lodging Trust	2,891	44,695
Cogdell Spencer, Inc.	5,685	24,161
Colonial Properties Trust	3,401	70,945
Dime Community Bancshares	2,999	37,787
EastGroup Properties, Inc.	1,241	53,959
Ellington Financial LLC	4,405	75,634
Equity Lifestyle Properties, Inc.	1,308	87,231
FelCor Lodging Trust, Inc.*	20,361	62,101
First Interstate BancSytem, Inc.	2,786	36,302
First Niagara Financial Group, Inc.	6,228	53,748
Flushing Financial Corp.	865	10,925
Forest City Enterprises, Inc. Cl A*	4,706	55,625
Glacier Bancorp, Inc.	3,400	40,902
Highwoods Properties, Inc.	2,053	60,913
IBERIABANK Corp.	765	37,715
Investors Bancorp, Inc.*	3,149	42,449
Janus Capital Group, Inc.	5,593	35,292
Marlin Business Svcs. Corp.	3,078	39,091
MB Financial, Inc.	2,246	38,407
Meadowbrook Insurance Group, Inc.	6,431	68,683
Mid-America Apt. Communities, Inc.	429	26,834
National Retail Pptys., Inc.	1,869	49,304
NBH Hldgs. Co.†	2,038	32,608
Northwest Bancshares, Inc.	3,760	46,774
Pennsylvania REIT	4,684	48,901
PHH Corp.*	2,559	27,381
ProAssurance Corp.	1,167	93,150
Prosperity Bancshares, Inc.	1,179	48,457

S.Y. Bancorp, Inc.	2,119	43,503
SeaBright Hldgs., Inc.	10,049	76,875
Senior Housing Pptys. Trust	1,614	36,218
Signature Bank*	1,257	75,407
Steel Excel, Inc.*	662	15,886
SVB Financial Group*	1,455	69,389
Symetra Financial Corp.	6,110	55,418
UMB Financial Corp.	1,053	39,224
Urstadt Biddle Properties Cl A	1,631	29,488
Westamerica Bancorporation	1,204	52,856
		2,196,936
HEALTH CARE (5.1%)
Abiomed, Inc.*	1,715	31,676
Alphatec Hldgs., Inc.*	9,179	15,788
Computer Programs & Systems, Inc.	903	46,152
Conceptus, Inc.*	4,319	54,592
Enzon Pharmaceuticals, Inc.*	6,914	46,324
Medicines Co.*	3,396	63,301
QLT, Inc.*	9,866	71,035
		328,868
INDUSTRIALS (12.8%)
Actuant Corp. Cl A	2,811	63,782
Alaska Air Group, Inc.*	973	73,063
AZZ, Inc.	1,240	56,346
EMCOR Group, Inc.	1,279	34,290
Encore Wire Corp.	3,287	85,133
Genesee & Wyoming, Inc. Cl A*	1,797	108,862
Insperity, Inc.	1,412	35,794
Kaydon Corp.	1,970	60,085
Miller Industries, Inc.	4,456	70,093
Mueller Industries, Inc.	3,023	116,144
Old Dominion Freight Line, Inc.*	3,081	124,873
		828,465
INFORMATION TECHNOLOGY (11.3%)
Anixter International, Inc.*	808	48,189
Cirrus Logic, Inc.*	1,945	30,828
CommVault Systems, Inc.*	777	33,193
comScore, Inc.*	1,038	22,006
DemandTec, Inc.*	2,222	29,264
Emulex Corp.*	2,340	16,052
Informatica Corp.*	704	25,999
LogMeIn, Inc.*	1,493	57,555
Microsemi Corp.*	2,007	33,617
MKS Instruments, Inc.	1,637	45,541
Parametric Technology Corp.*	2,183	39,862
Plexus Corp.*	965	26,422
Richardson Electronics Ltd.	7,932	97,484
Semtech Corp.*	1,761	43,708
Tibco Software, Inc.*	5,157	123,304
TTM Technologies, Inc.*	3,413	37,406
Websense, Inc.*	1,304	24,424
		734,854
MATERIALS (10.9%)
Boise, Inc.	14,705	104,700
Buckeye Technologies, Inc.	1,859	62,165
Commercial Metals Co.	3,238	44,782
Copper Mountain Mining Corp.*	5,174	28,258
Crown Hldgs., Inc.*	3,196	107,322
Hecla Mining Co.	3,685	19,273
Innophos Hldgs., Inc.	1,687	81,921
Kaiser Aluminum Corp.	1,958	89,833

Silgan Hldgs., Inc.	3,563	137,674
Taseko Mines Ltd.*	3,868	10,560
US Gold Corp.*	5,526	18,567
		705,055
TELECOMMUNICATION SERVICES (1.0%)
Alaska Comm. Systems Group, Inc.	2,880	8,669
Consolidated Comms. Hldgs., Inc.	2,769	52,749
		61,418
UTILITIES (6.3%)
Avista Corp.	3,161	81,396
Black Hills Corp.	1,530	51,377
Idacorp, Inc.	1,806	76,592
Northwest Natural Gas Co.	1,189	56,989
PNM Resources, Inc.	3,574	65,154
Unisource Energy Corp.	2,108	77,827
		409,335
TOTAL COMMON STOCKS (Cost: $5,564,044) 95.0%		6,148,099

CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.4%)
Energy XXI (Bermuda) Ltd., 7.25%	89	24,435
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,900) 0.4%		24,435

TEMPORARY CASH INVESTMENTS (3) (Cost: $250,000) 3.9%		250,000

TOTAL INVESTMENTS (Cost: $5,822,944) 99.3%		6,422,534

OTHER NET ASSETS 0.7%		44,236

NET ASSETS 100.0%		$6,466,770

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2011

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.3%)
AFC Enterprises, Inc.*	4,079	59,961
American Axle & Mfg. Hldgs., Inc.*	4,093	40,480
ANN, Inc.*	1,688	41,829
Denny’s Corp.*	14,311	53,809
Express, Inc.*	3,150	62,811
HSN, Inc.	1,250	45,325
Lincoln Educational Svcs. Corp.	5,610	44,319
Maidenform Brands, Inc.*	2,769	50,673
P.F. Chang’s China Bistro, Inc.	1,124	34,743
Pep Boys - Manny, Moe & Jack	4,226	46,486
Pinnacle Entertainment, Inc.*	3,892	39,543
Shutterfly, Inc.*	1,465	33,343
Sotheby’s	577	16,462
Steve Madden Ltd.*	1,743	60,134
Tupperware Brands Corp.	652	36,492
		666,410
CONSUMER STAPLES (3.5%)
Darling International, Inc.*	2,369	31,484
Hain Celestial Group, Inc.*	1,125	41,243
Nu Skin Enterprises, Inc. Cl A	779	37,836
TreeHouse Foods, Inc.*	801	52,369
Vector Group Ltd.	2,365	42,002
		204,934
ENERGY (8.5%)
Abraxas Petroleum Corp.*	8,218	27,119
Carrizo Oil and Gas, Inc.*	1,800	47,430
CVR Energy, Inc.*	1,300	24,349
Energy XXI (Bermuda) Ltd.*	3,189	101,665
Lufkin Industries, Inc.	544	36,617
MarkWest Energy Partners LP	1,037	57,097
McMoRan Exploration Co.*	11,464	166,800
Saratoga Resources, Inc.*	5,800	42,340
		503,417
FINANCIALS (7.7%)
Associated Estates Realty Corp.	2,124	33,878
Colonial Properties Trust	2,225	46,414
iShares Russell 2000 Growth Index Fund	350	29,481
Mid-America Apt. Communities, Inc.	728	45,536
Northwest Bancshares, Inc.	3,489	43,403
OneBeacon Insurance Group Ltd. Cl A	2,243	34,520
ProAssurance Corp.	456	36,398
PS Business Parks, Inc.	546	30,265
S.Y. Bancorp, Inc.	1,117	22,932
Senior Housing Pptys. Trust	1,579	35,433
Signature Bank*	1,012	60,710
Stifel Financial Corp.*	1,084	34,742
		453,712
HEALTH CARE (18.7%)
Abiomed, Inc.*	2,617	48,336
AMERIGROUP Corp.*	725	42,833
Auxilium Pharmaceuticals, Inc.*	701	13,971
Bruker Corp.*	1,967	24,430
Cepheid, Inc.*	550	18,926
Cubist Pharmaceuticals, Inc.*	1,454	57,607
Cyberonics, Inc.*	2,090	70,015
DexCom, Inc.*	3,000	27,930
Emergent Biosolutions, Inc.*	1,547	26,051
HMS Hldgs. Corp.*	2,513	80,366

Incyte Corp.*	1,045	15,685
Insulet Corp.*	1,610	30,316
IPC The Hospitalist Co.*	1,936	88,514
Ironwood Pharmaceuticals, Inc.*	1,013	12,126
Medicines Co.*	1,663	30,998
Medidata Solutions, Inc.*	2,581	56,137
Neogen Corp.*	1,341	41,088
NxStage Medical, Inc.*	3,068	54,549
Onyx Pharmaceuticals, Inc.*	982	43,159
PAREXEL International Corp.*	1,621	33,620
QLT, Inc.*	451	3,247
Questcor Pharmaceuticals, Inc.*	525	21,830
Salix Pharmaceuticals Ltd.*	2,485	118,907
Seattle Genetics, Inc.*	1,642	27,446
SXC Health Solutions Corp.*	855	48,290
Thoratec Corp.*	1,477	49,568
ViroPharma, Inc.*	725	19,858
		1,105,803
INDUSTRIALS (15.4%)
Acacia Research Corp.*	1,025	37,423
Acco Brands Corp.*	4,467	43,107
Astec Industries, Inc.*	1,223	39,393
Astronics Corp.*	1,748	62,596
AZZ, Inc.	1,338	60,799
Belden, Inc.	661	21,998
EnPro Industries, Inc.*	1,150	37,927
Genesee & Wyoming, Inc. Cl A*	1,099	66,577
Graham Corp.	1,680	37,699
Healthcare Svcs. Group, Inc.	2,126	37,609
Hub Group, Inc. Cl A*	880	28,538
Old Dominion Freight Line, Inc.*	1,666	67,523
On Assignment, Inc.*	2,086	23,321
Raven Industries, Inc.	1,597	98,854
RBC Bearings, Inc.*	1,247	52,000
Robbins & Myers, Inc.	1,230	59,717
Smith (A.O.) Corp.	1,175	47,141
Sun Hydraulics Corp.	1,191	27,905
Teledyne Technologies, Inc.*	1,143	62,694
		912,821
INFORMATION TECHNOLOGY (23.3%)
Adtran, Inc.	2,107	63,547
Anaren, Inc.*	1,458	24,232
Cirrus Logic, Inc.*	2,692	42,668
CommVault Systems, Inc.*	1,356	57,928
comScore, Inc.*	2,484	52,661
Emulex Corp.*	2,375	16,293
Finisar Corp.*	1,225	20,513
Forrester Research, Inc.*	1,628	55,254
Informatica Corp.*	1,847	68,210
JDA Software Group, Inc.*	1,156	37,443
Lattice Semiconductor Corp.*	7,157	42,513
Littelfuse, Inc.	534	22,951
LogMeIn, Inc.*	2,480	95,604
Mercury Computer Systems, Inc.*	3,331	44,269
Microsemi Corp.*	2,147	35,962
MKS Instruments, Inc.	1,619	45,041
Nanometrics, Inc.*	2,644	48,702
Netlogic Microsystems, Inc.*	851	42,184
Parametric Technology Corp.*	3,532	64,494
Plantronics, Inc.	1,000	35,640
Plexus Corp.*	1,290	35,320

QLIK Technologies, Inc.*	1,100	26,620
Rackspace Hosting, Inc.*	1,445	62,149
Responsys, Inc.*	3,181	28,279
RightNow Technologies, Inc.*	1,967	84,050
Sapient Corp.	2,313	29,144
Sourcefire, Inc.*	1,221	39,536
SuccessFactors, Inc.*	923	36,800
Super Micro Computer, Inc.*	1,614	25,308
Take-Two Interactive Software, Inc.*	1,675	22,696
Tibco Software, Inc.*	1,766	42,225
Websense, Inc.*	1,879	35,194
		1,383,430
MATERIALS (5.2%)
Allied Nevada Gold Corp.*	1,619	49,023
CVR Partners LP	1,575	39,092
Innophos Hldgs., Inc.	1,773	86,097
NewMarket Corp.	205	40,613
Silgan Hldgs., Inc.	1,009	38,988
US Gold Corp.*	16,351	54,939
		308,752
TELECOMMUNICATION SERVICES (1.8%)
AboveNet, Inc.*	900	58,509
Consolidated Comms. Hldgs., Inc.	2,590	49,340
		107,849
UTILITIES (0.8%)
Northwest Natural Gas Co.	970	46,492

TOTAL COMMON STOCKS (Cost: $4,915,653) 96.2%		5,693,620

TEMPORARY CASH INVESTMENTS (3) (Cost: $200,000) 3.4%		200,000

TOTAL INVESTMENTS (Cost: $5,115,653) 99.6%		5,893,620

OTHER NET ASSETS 0.4%		23,887

NET ASSETS 100.0%		$5,917,507

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2011

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (26.0%)
U.S. Treasury Bond	AA+	3.50	02/15/39	1,750,000	1,968,477
U.S. Treasury Note	AA+	1.00	10/31/16	1,000,000	1,009,688
U.S. Treasury Note	AA+	1.38	09/15/12	1,500,000	1,513,184
U.S. Treasury Note	AA+	2.38	10/31/14	1,500,000	1,584,492
U.S. Treasury Note	AA+	3.25	05/31/16	2,250,000	2,496,615
U.S. Treasury Note	AA+	3.25	07/31/16	1,000,000	1,111,953
U.S. Treasury Strip	AA+	0.00	02/15/17	2,500,000	2,376,810
U.S. Treasury Strip	AA+	0.00	02/15/18	1,500,000	1,391,351
U.S. Treasury Strip	AA+	0.00	08/15/18	3,500,000	3,201,862
U.S. Treasury Strip	AA+	0.00	08/15/21	3,500,000	2,887,317
U.S. Treasury Strip	AA+	0.00	11/15/24	500,000	361,396
					19,903,145
U.S. GOVERNMENT AGENCIES (30.8%)
MORTGAGE-BACKED OBLIGATIONS (30.8%)
FHARM	AA+	4.64	09/01/39	232,463	247,629
FHARM	AA+	5.22	04/01/37	85,906	91,507
FHARM	AA+	5.24	02/01/36	134,246	142,963
FHARM	AA+	5.39	04/01/37	94,870	101,063
FHARM	AA+	5.43	05/01/37	172,224	185,344
FHARM	AA+	5.77	03/01/37	100,735	109,081
FHLMC	AA+	4.00	02/01/25	218,678	229,572
FHLMC	AA+	4.00	07/01/41	397,802	417,827
FHLMC	AA+	4.50	03/01/34	294,577	313,337
FHLMC	AA+	4.50	08/01/34	211,070	224,380
FHLMC	AA+	4.50	08/15/35	156,617	170,335
FHLMC	AA+	5.00	02/01/26	83,756	90,549
FHLMC	AA+	5.50	03/01/21	93,786	101,884
FHLMC	AA+	5.50	07/01/32	149,548	163,045
FHLMC	AA+	5.50	08/15/33	114,129	119,680
FHLMC	AA+	6.00	07/15/29	99,211	106,227
FHLMC	AA+	6.00	03/15/32	103,484	115,450
FNMA	AA+	3.50	01/01/32	500,000	518,108
FNMA	AA+	4.00	05/01/19	128,344	136,522
FNMA	AA+	4.00	10/01/30	508,272	540,104
FNMA	AA+	4.00	01/01/31	454,251	482,700
FNMA	AA+	4.00	05/01/35	349,661	369,666
FNMA	AA+	4.00	11/01/40	416,425	437,843
FNMA	AA+	4.00	05/01/41	366,402	393,477
FNMA	AA+	4.50	05/01/18	64,665	69,240
FNMA	AA+	4.50	05/01/19	74,366	79,581
FNMA	AA+	4.50	05/01/30	340,232	365,063
FNMA	AA+	4.50	04/01/31	319,436	342,836
FNMA	AA+	4.50	08/01/33	186,814	199,362
FNMA	AA+	4.50	08/01/33	100,447	107,256
FNMA	AA+	4.50	09/01/33	447,497	477,554
FNMA	AA+	4.50	05/01/34	83,290	88,858
FNMA	AA+	4.50	06/01/34	139,850	149,200
FNMA	AA+	4.50	08/01/35	354,937	378,445
FNMA	AA+	4.50	12/01/35	261,513	278,833
FNMA	AA+	4.50	05/01/39	361,415	384,899
FNMA	AA+	4.50	05/01/39	283,082	301,477
FNMA	AA+	4.50	05/01/40	378,033	412,245
FNMA	AA+	5.00	04/01/18	105,308	113,743

FNMA	AA+	5.00	09/01/18	65,198	70,419
FNMA	AA+	5.00	10/01/20	131,771	142,449
FNMA	AA+	5.00	06/01/33	300,706	325,196
FNMA	AA+	5.00	09/01/33	247,932	268,124
FNMA	AA+	5.00	10/01/33	234,132	253,201
FNMA	AA+	5.00	11/01/33	323,093	349,406
FNMA	AA+	5.00	11/01/33	259,323	280,443
FNMA	AA+	5.00	03/01/34	68,701	74,296
FNMA	AA+	5.00	04/01/34	86,393	93,429
FNMA	AA+	5.00	04/01/34	52,975	57,289
FNMA	AA+	5.00	04/01/35	175,994	190,273
FNMA	AA+	5.00	06/01/35	97,956	105,903
FNMA	AA+	5.00	09/01/35	190,987	206,481
FNMA	AA+	5.00	11/25/35	250,000	279,791
FNMA	AA+	5.00	10/01/36	190,769	206,246
FNMA	AA+	5.00	05/01/39	349,171	387,032
FNMA	AA+	5.50	04/01/17	4,765	5,180
FNMA	AA+	5.50	05/01/17	4,449	4,836
FNMA	AA+	5.50	06/01/17	5,141	5,588
FNMA	AA+	5.50	09/01/19	42,554	46,335
FNMA	AA+	5.50	08/01/25	122,607	134,547
FNMA	AA+	5.50	01/01/27	65,743	71,966
FNMA	AA+	5.50	07/01/33	118,885	129,960
FNMA	AA+	5.50	09/01/33	85,783	93,774
FNMA	AA+	5.50	10/01/33	235,591	257,539
FNMA	AA+	5.50	03/01/34	74,438	81,372
FNMA	AA+	5.50	03/01/34	42,661	46,635
FNMA	AA+	5.50	07/01/34	79,649	87,020
FNMA	AA+	5.50	09/01/34	340,416	371,917
FNMA	AA+	5.50	09/01/34	331,158	362,009
FNMA	AA+	5.50	09/01/34	90,799	99,201
FNMA	AA+	5.50	10/01/34	62,563	68,352
FNMA	AA+	5.50	02/01/35	117,388	128,250
FNMA	AA+	5.50	02/01/35	99,854	109,032
FNMA	AA+	5.50	04/01/35	158,746	173,336
FNMA	AA+	5.50	08/01/35	186,447	203,584
FNMA	AA+	5.50	11/01/35	132,250	144,405
FNMA	AA+	5.50	07/01/36	255,790	279,459
FNMA	AA+	5.50	06/01/37	207,355	225,959
FNMA	AA+	5.50	11/01/38	109,058	117,378
FNMA	AA+	5.50	06/01/48	115,617	125,087
FNMA	AA+	6.00	04/01/23	96,103	107,434
FNMA	AA+	6.00	01/01/25	193,385	215,667
FNMA	AA+	6.00	03/01/28	124,668	137,724
FNMA	AA+	6.00	03/01/32	10,457	11,657
FNMA	AA+	6.00	04/01/32	19,104	21,295
FNMA	AA+	6.00	04/01/32	7,265	8,098
FNMA	AA+	6.00	05/01/32	18,036	20,105
FNMA	AA+	6.00	05/01/33	219,410	244,581
FNMA	AA+	6.00	09/01/34	146,608	162,924
FNMA	AA+	6.00	10/01/34	186,474	207,225
FNMA	AA+	6.00	11/01/34	108,578	120,662
FNMA	AA+	6.00	12/01/36	138,719	153,029
FNMA	AA+	6.00	01/01/37	125,695	138,662
FNMA	AA+	6.00	05/01/37	81,654	89,542
FNMA	AA+	6.00	07/01/37	86,649	95,507
FNMA	AA+	6.00	08/01/37	185,313	204,257

FNMA	AA+	6.00	12/01/37	57,575	63,460
FNMA	AA+	6.00	10/25/44	133,960	149,512
FNMA	AA+	6.00	02/25/47	117,628	132,991
FNMA	AA+	6.00	12/25/49	160,681	179,335
FNMA	AA+	6.50	09/01/16	3,089	3,383
FNMA	AA+	6.50	03/01/17	8,171	8,979
FNMA	AA+	6.50	05/01/17	1,344	1,477
FNMA	AA+	6.50	06/01/17	29,652	32,584
FNMA	AA+	6.50	04/01/32	9,252	10,507
FNMA	AA+	6.50	05/01/32	19,551	22,203
FNMA	AA+	6.50	05/01/32	16,969	19,271
FNMA	AA+	6.50	07/01/32	26,055	29,589
FNMA	AA+	6.50	07/01/34	102,101	115,313
FNMA	AA+	6.50	09/01/34	67,431	76,158
FNMA	AA+	6.50	09/01/36	92,780	102,410
FNMA	AA+	6.50	05/01/37	93,050	104,161
FNMA	AA+	6.50	09/01/37	115,693	129,508
FNMA	AA+	6.50	05/01/38	104,882	117,275
FNMA	AA+	7.00	09/01/31	5,724	6,656
FNMA	AA+	7.00	11/01/31	7,012	8,153
FNMA	AA+	7.00	04/01/32	27,060	31,368
FNMA	AA+	7.00	01/25/44	180,388	200,267
FNMA	AA+	7.50	06/01/31	4,002	4,687
FNMA	AA+	7.50	02/01/32	12,025	14,104
FNMA	AA+	7.50	04/01/32	7,357	8,640
FNMA	AA+	7.50	06/01/32	5,470	6,424
FNMA	AA+	8.00	03/01/31	2,728	3,205
FNMA	AA+	8.00	04/01/32	8,386	9,866
FNMA	AA+	8.00	04/01/32	867	1,021
GNMA (4)	AA+	3.50	09/20/33	435,211	451,712
GNMA (4)	AA+	3.50	01/20/37	460,259	477,130
GNMA (4)	AA+	4.00	08/15/41	416,730	447,711
GNMA (4)	AA+	4.00	11/15/41	149,723	160,854
GNMA (4)	AA+	4.50	10/15/40	383,642	418,493
GNMA (4)	AA+	5.00	04/15/39	341,798	378,979
GNMA (4)	AA+	5.00	06/20/39	226,571	259,667
GNMA (4)	AA+	5.00	11/15/39	292,339	324,140
GNMA (4)	AA+	5.00	06/20/40	431,584	477,737
GNMA (4)	AA+	6.50	04/15/31	1,825	2,115
GNMA (4)	AA+	6.50	10/15/31	10,337	11,984
GNMA (4)	AA+	6.50	12/15/31	3,196	3,705
GNMA (4)	AA+	6.50	05/15/32	3,292	3,817
GNMA (4)	AA+	7.00	05/15/31	7,595	8,913
GNMA (4)	AA+	7.00	09/15/31	2,023	2,374
GNMA (4)	AA+	7.00	09/15/31	692	812
GNMA (4)	AA+	7.00	05/15/32	1,189	1,395
GNMA (4)	AA+	7.00	10/20/38	19,442	22,422
Vendee Mortgage Trust (4)	AA+	5.25	01/15/32	300,427	333,378
					23,537,798
CORPORATE DEBT (41.6%)
CONSUMER DISCRETIONARY (5.4%)
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	350,000	383,304
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	256,128
Best Buy Co., Inc.	BBB-	6.75	07/15/13	250,000	265,075
Ethan Allen Interiors, Inc.	BB-	5.38	10/01/15	250,000	249,033
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	252,108
Home Depot, Inc.	A-	5.40	03/01/16	250,000	288,742

Hyatt Hotels Corp.	BBB	5.38	08/15/21	300,000	306,684
Johnson Controls, Inc.	BBB+	4.88	09/15/13	250,000	264,961
Leggett & Platt, Inc.	BBB+	4.70	04/01/13	250,000	259,247
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	350,000	369,702
Omnicom Group, Inc.	BBB+	4.45	08/15/20	350,000	360,775
Scholastic Corp.	BB-	5.00	04/15/13	250,000	250,625
Tupperware Brands Corp.†	BBB-	4.75	06/01/21	350,000	350,697
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	272,695
					4,129,776
CONSUMER STAPLES (3.1%)
Avon Products, Inc.	BBB+	4.20	07/15/18	350,000	350,531
Corn Products Int’l., Inc.	BBB	4.63	11/01/20	250,000	265,850
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	291,173
Energizer Hldgs., Inc.†	BBB-	4.70	05/19/21	350,000	368,339
Hershey Co.	A	4.85	08/15/15	250,000	278,994
Kraft Foods, Inc.	BBB-	5.25	10/01/13	250,000	266,673
Kroger Co.	BBB	4.95	01/15/15	250,000	275,945
Safeway, Inc.	BBB	3.95	08/15/20	300,000	296,258
					2,393,763
ENERGY (5.0%)
Cameron International Corp.	BBB+	4.50	06/01/21	350,000	375,721
Constellation Energy	BBB-	5.15	12/01/20	250,000	270,910
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	250,000	271,235
Enbridge, Inc.	A-	5.80	06/15/14	150,000	164,633
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	255,000
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	255,933
Noble Corp	BBB+	7.50	03/15/19	250,000	317,609
Seacor Hldgs., Inc.	BB+	7.38	10/01/19	250,000	263,682
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	992,880
Sunoco, Inc.	BB+	4.88	10/15/14	250,000	254,949
Sunoco, Inc.	BB+	5.75	01/15/17	100,000	100,482
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	250,000	274,946
					3,797,980
FINANCIALS (15.0%)
Alleghany Corp.	BBB	5.63	09/15/20	350,000	364,671
Ally Financial, Inc.	B+	0.00	12/01/12	500,000	470,000
Bank of America Corp.	A-	3.70	09/01/15	250,000	232,605
Barrick N.A. Finance LLC	A-	4.40	05/30/21	350,000	379,049
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	288,855
Block Financial LLC	BBB	5.13	10/30/14	250,000	254,998
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	262,213
Citigroup, Inc.	BBB+	5.63	08/27/12	300,000	304,531
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	270,414
Erac USA Finance Co.†	BBB+	6.38	10/15/17	200,000	231,111
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	100,000	95,320
First Horizon National Corp.	BB+	4.50	05/15/13	500,000	501,610
First Industrial LP	BB-	6.88	04/15/12	250,000	250,215
General Electric Capital Corp.	AA+	5.45	01/15/13	500,000	523,131
Goldman Sachs Group, Inc.	A-	3.70	08/01/15	300,000	293,911
Hartford Financial Svcs.	BBB	5.50	10/15/16	250,000	259,669
Hartford Financial Svcs.	BBB	5.50	03/30/20	100,000	101,492
HCP, Inc.	BBB	5.65	12/15/13	250,000	262,916
Health Care REIT, Inc.	BBB-	3.63	03/15/16	100,000	98,416
Health Care REIT, Inc.	BBB-	6.13	04/15/20	250,000	259,029
Lincoln National Corp.	A-	4.85	06/24/21	100,000	101,878
Lincoln National Corp.	A-	5.65	08/27/12	200,000	204,029
Markel Corp.	BBB	5.35	06/01/21	200,000	209,428

Markel Corp.	BBB	6.80	02/15/13	150,000	155,603
Marsh & McLennan Cos., Inc.	BBB-	4.80	07/15/21	350,000	383,098
Morgan Stanley	A-	4.00	07/24/15	250,000	234,438
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	271,423
Old Republic Int’l. Corp.	BBB+	3.75	03/15/18	150,000	131,813
Pacific LifeCorp.†	BBB+	6.00	02/10/20	315,000	335,256
ProLogis LP	BBB-	6.63	05/15/18	350,000	380,113
Protective Life Corp.	A-	7.38	10/15/19	310,000	344,016
Prudential Financial, Inc.	A	4.50	11/16/21	100,000	101,004
Prudential Financial, Inc.	A	4.75	09/17/15	250,000	263,974
Raymond James Financial, Inc.	BBB	4.25	04/15/16	350,000	357,567
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	350,000	362,664
Senior Housing Pptys. Trust	BBB-	4.30	01/15/16	250,000	246,387
Simon Property Group LP	A-	2.80	01/30/17	350,000	357,501
SLM Corp.	BBB-	5.00	10/01/13	350,000	350,000
Travelers Cos., Inc.	A	3.90	11/01/20	100,000	106,506
Travelers Cos., Inc.	A	5.38	06/15/12	250,000	254,823
Ventas Realty LP/Capital Corp.	BBB	4.75	06/01/21	300,000	289,544
Vornado Realty LP	BBB	4.25	04/01/15	300,000	310,475
					11,455,696
HEALTH CARE (4.2%)
Allergan, Inc.	A+	5.75	04/01/16	250,000	289,392
AmerisourceBergen Corp.	A-	4.88	11/15/19	200,000	224,258
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	207,514
Biogen Idec, Inc.	BBB+	6.88	03/01/18	250,000	302,167
CIGNA Corp.	BBB	2.75	11/15/16	250,000	249,452
Laboratory Corp. of America	BBB+	5.50	02/01/13	250,000	260,756
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	375,000	373,679
Medtronic, Inc.	AA-	1.63	04/15/13	250,000	251,875
PerkinElmer, Inc.	BBB	5.00	11/15/21	250,000	252,974
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	266,855
WellPoint, Inc.	A-	4.35	08/15/20	250,000	270,061
Wyeth	AA	5.50	03/15/13	250,000	264,276
					3,213,259
INDUSTRIALS (3.0%)
Avery Dennison Corp.	BBB	4.88	01/15/13	250,000	258,029
Black & Decker Corp.	A	4.75	11/01/14	250,000	271,647
Donnelley (R.R.) & Sons Co.	BB+	4.95	04/01/14	250,000	244,375
L-3 Communications Corp.	BBB-	4.75	07/15/20	350,000	345,818
Masco Corp.	BBB-	5.88	07/15/12	200,000	202,968
Pentair, Inc.	BBB-	5.00	05/15/21	350,000	369,450
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	350,000	356,671
Southwest Airlines Co.	BBB-	5.25	10/01/14	250,000	266,805
					2,315,763
INFORMATION TECHNOLOGY (1.2%)
Avnet, Inc.	BBB-	5.88	06/15/20	250,000	262,752
Ingram Micro, Inc.	BBB-	5.25	09/01/17	275,000	283,274
Lexmark International, Inc.	BBB-	6.65	06/01/18	350,000	393,896
					939,922
MATERIALS (1.8%)
Eastman Chemical Co.	BBB	4.50	01/15/21	250,000	263,797
Geon Co.	BB-	7.50	12/15/15	250,000	255,625
Lubrizol Corp.	AA+	5.50	10/01/14	250,000	278,458
Teck Resources Ltd.	BBB	4.75	01/15/22	350,000	376,212
Vulcan Materials Co.	BB	7.00	06/15/18	200,000	206,000
					1,380,092

TELECOMMUNICATION SERVICES (0.7%)
Alltel Corp.	A-	7.00	03/15/16	250,000	296,326
CenturyLink, Inc.	BB	5.00	02/15/15	250,000	252,945
					549,271
UTILITIES (2.2%)
Ameren Energy Generating Co.	BBB-	6.30	04/01/20	250,000	252,175
Arizona Public Svc. Co.	BBB	6.50	03/01/12	250,000	252,251
Entergy Corp.	BBB-	5.13	09/15/20	250,000	249,149
National Fuel Gas Co.	BBB	4.90	12/01/21	350,000	358,857
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	271,259
Progress Energy, Inc.	A	5.25	12/15/15	250,000	286,440
					1,670,131
TOTAL LONG-TERM DEBT SECURITIES (Cost: $70,087,069) 98.4%					75,286,596

TEMPORARY CASH INVESTMENTS (2) (Cost: $658,200) 0.9%					658,200

TOTAL INVESTMENTS (Cost: $70,745,269) 99.3%					75,944,796

OTHER NET ASSETS 0.7%					545,280

NET ASSETS 100.0%					$76,490,076

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.  -  MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2011

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (6.3%)
U.S. Treasury Bill	A-1+	0.01	03/01/12	2,200,000	2,199,983
U.S. GOVERNMENT AGENCIES (26.6%)
FFCB	A-1+	0.01	01/27/12	122,000	121,999
FHLB	A-1+	0.02	01/06/12	2,000,000	1,999,993
FHLB	A-1+	0.01	02/29/12	5,000,000	4,999,906
FHLMC	A-1+	0.01	02/15/12	300,000	299,996
FNMA	A-1+	0.01	03/07/12	1,900,000	1,899,896
					9,321,790
COMMERCIAL PAPER (67.1%)
Abbott Laboratories†	A-1+	0.07	01/09/12	1,500,000	1,499,974
Becton, Dickinson & Co.	A-1	0.08	01/30/12	1,300,000	1,299,913
Chevron Corp.	A-1+	0.02	01/06/12	1,350,000	1,349,996
Coca-Cola Co.†	A-1	0.11	01/12/12	1,100,000	1,099,883
Danaher Corp.†	A-1	0.02	01/03/12	1,390,000	1,389,998
Dell, Inc.†	A-1	0.15	02/28/12	1,400,000	1,399,323
eBay, Inc.†	A-1	0.04	01/11/12	500,000	499,994
Emerson Electric Co.†	A-1	0.07	02/01/12	1,300,000	1,299,919
Exxon Mobil Corp.	A-1+	0.03	01/04/12	1,300,000	1,299,996
General Electric Capital Svcs.	A-1+	0.18	01/12/12	1,300,000	1,299,999
IBM Corp.†	A-1	0.05	01/25/12	1,300,000	1,299,955
Nestle Capital Corp.†	A-1+	0.07	03/05/12	1,350,000	1,348,613
NetJets, Inc.†	A-1+	0.08	01/06/12	400,000	399,995
New Jersey Natural Gas	A-1	0.07	01/10/12	1,300,000	1,299,975
PepsiCo, Inc.†	A-1	0.03	01/13/12	1,300,000	1,299,986
Private Export Funding Corp.†	A-1	0.10	02/14/12	1,000,000	999,499
Private Export Funding Corp.†	A-1	0.10	02/15/12	350,000	349,807
Procter & Gamble Co.†	A-1+	0.05	01/10/12	350,000	349,995
Procter & Gamble Co.†	A-1+	0.10	02/27/12	1,000,000	999,140
Toyota Motor Credit Corp.	A-1+	0.26	01/05/12	1,487,000	1,486,982
Washington Gas Light Co.	A-1	0.08	01/06/12	1,300,000	1,299,983
					23,572,925
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $35,097,510) 100.0%					35,094,698

TOTAL INVESTMENTS (Cost: $35,097,510) 100.0%					35,094,698

OTHER NET ASSETS 0.0% (5)					4,192

NET ASSETS 100.0%					$35,098,890

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

December 31, 2011

Abbreviations:                FFCB = Federal Farm Credit Bank

FHARM = Federal Home Adjustable Rate Mortgage

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2011, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

ALL AMERICA FUND	$41,872	0.1%
SMALL CAP VALUE FUND	$32,608	0.5%
BOND FUND	$1,380,723	1.8%
MONEY MARKET FUND	$14,236,081	40.6%

(1)          This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of December 31, 2011, were as follows:

							Face Value
							of Futures
							as a
					Underlying		Percentage
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	of Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

ALL AMERICA FUND	13	E-mini S&P 500 Stock Index	P	March 2012	$814,190	$2,079	2.1%
EQUITY INDEX FUND	26	E-mini S&P 500 Stock Index	P	March 2012	$1,628,380	$(3,146)	3.1%
MID-CAP EQUITY INDEX FUND	11	E-mini S&P MidCap 400 Stock Index	P	March 2012	$965,030	$(6,909)	3.1%

(a)         Includes the cumulative appreciation(depreciation) of futures contracts.

(2)         The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2011 was 0.15%.

(3)         The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight time deposits issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2011 was 0.10%.

(4)         U.S. Government guaranteed security.

(5)         Percentage is less than 0.05%.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•                  Level 1 – quoted prices in active markets for identical securities.

•                  Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of December 31, 2011, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of December 31, 2011. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of December 31, 2011, by fair value input hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$23,278,160	—	—	$23,278,160
Common Stock - Active	$15,128,344	$41,872	—	$15,170,216
Convertible Preferred Stock	$27,455	—	—	$27,455
Short-Term Debt Securities	—	$199,993	—	$199,993
Temporary Cash Investments	—	$933,300	—	$933,300
	$38,433,959	$1,175,165	—	$39,609,124

Equity Index Fund
Common Stock	$51,386,562	—	—	$51,386,562
Short-Term Debt Securities	—	$1,199,919	—	$1,199,919
Temporary Cash Investments	—	$453,000	—	$453,000
	$51,386,562	$1,652,919	—	$53,039,481

Mid-Cap Equity Index Fund
Common Stock	$30,200,779	—	—	$30,200,779
Short-Term Debt Securities	—	$399,987	—	$399,987
Temporary Cash Investments	—	$522,900	—	$522,900
	$30,200,779	$922,887	—	$31,123,666

Small Cap Value Fund
Common Stock	$6,115,491	$32,608	—	$6,148,099
Convertible Preferred Stock	$24,435	—	—	$24,435
Temporary Cash Investments	—	$250,000	—	$250,000
	$6,139,926	$282,608	—	$6,422,534

Small Cap Growth Fund
Common Stock	$5,693,620	—	—	$5,693,620
Temporary Cash Investments	—	$200,000	—	$200,000
	$5,693,620	$200,000	—	$5,893,620

Bond Fund
U.S. Government Debt	—	$19,903,145	—	$19,903,145
U.S. Agency Residential Mortgage-Backed Obligations	—	$23,537,798	—	$23,537,798
Corporate Debt	—	$31,845,653	—	$31,845,653
Temporary Cash Investments	—	$658,200	—	$658,200
	—	$75,944,796	—	$75,944,796

Money Market Fund
U.S. Government Debt	—	$2,199,983	—	$2,199,983
U.S. Government Agency Short-Term Debt	—	$9,321,790	—	$9,321,790
Commercial Paper	—	$23,572,925	—	$23,572,925
	—	$35,094,698	—	$35,094,698

Other Financial Instruments:*
All America Fund	$2,079	—	—	$2,079
Equity Index Fund	$(3,146)	—	—	$(3,146)
Mid-Cap Equity Index Fund	$(6,909)	—	—	$(6,909)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3)

for the Year Ended December 31, 2011

						Net Change in
		Change in				Unrealized Gains/(Losses)
	Balance	Unrealized	Transfers	Transfers	Balance	of Level 3 Assets Held as of
	December 31,	Gains	Into	Out of	December 31,	December 31, 2011 Included
	2010	(Losses) (a)	Level 3	Level 3 (b)	2011	in Statement of Operations
All America Fund - Active Common Stock	$51,032	—	—	$(51,032)	—	—
Small Cap Value Fund - Common Stock	$39,741	—	—	$(39,741)	—	—

(a)          Unrealized gains and losses on Level 3 securities are included in Change in Net Unrealized Appreciation (Depreciation) of Investments in the Statements of Operations.

(b)         Reflects transfers into Level 2 as a result of a security no longer being carried at a calculated fair value due to a recent trade, as further described under Security Valuation below.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the pricing service price is not the result of a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.  The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3 above.  The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information.  The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2011 for each of the Funds were as follows.

			Mid-Cap
	All America	Equity Index	Equity Index	Small Cap
	Fund	Fund	Fund	Value Fund
Unrealized Appreciation	$7,329,608	$11,117,312	$4,497,655	$1,063,997
Unrealized Depreciation	(4,904,958)	(7,205,431)	(3,934,436)	(472,802)
Net	$2,424,650	$3,911,881	$563,219	$591,195
Tax Cost of Investments	$37,184,474	$49,127,600	$30,560,447	$5,831,342

	Small Cap	Bond	Money Market
	Growth Fund	Fund	Fund
Unrealized Appreciation	$1,012,631	$5,320,891	$115
Unrealized Depreciation	(250,857)	(121,365)	(2,925)
Net	$761,774	$5,199,526	$(2,810)
Tax Cost of Investments	$5,131,846	$70,745,270	$35,097,508

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.    PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

Attached hereto:

(a) (1) ) Not applicable.

(2) Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

Exhibit 99.REPT	Report of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: March 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: March 7, 2012

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date: March 7, 2012